                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: June 30, 2005
                          ------------------------

Item 1. Reports to Stockholders

        Anchor Series Trust Semiannual Report at June 30, 2005

                              ANCHOR SERIES TRUST

                      ------------------------------------
                               SEMIANNUAL REPORT

                                 JUNE 30, 2005

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Expense Example.............................................    2
                        Money Market Portfolio......................................    5
                        Government and Quality Bond Portfolio.......................    8
                        Asset Allocation Portfolio..................................   27
                        Growth and Income Portfolio.................................   42
                        Growth Portfolio............................................   46
                        Capital Appreciation Portfolio..............................   51
                        Natural Resources Portfolio.................................   55
                        Multi-Asset Portfolio.......................................   58
                        Strategic Multi-Asset Portfolio.............................   66
                        Statement of Assets and Liabilities.........................   78
                        Statement of Operations.....................................   80
                        Statement of Changes in Net Assets..........................   82
                        Notes to Financial Statements...............................   86
                        Financial Highlights........................................   97
                        Trustee and Officer Information.............................  101

---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our semiannual report for the Anchor
                Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

                  The following report contains the investment portfolio
                information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2005. The report may also contain information on portfolios not currently available in your variable contract.

                  We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                financial future, and we look forward to reporting to you once again in six months.

                Sincerely,

                -s- JAY S. WINTROB

                Jay Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                August 8, 2005

                ----------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE                                                JUNE 30, 2005
                                                                     (UNAUDITED)

    DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

    As a shareholder of a Portfolio in the Anchor Series Trust (the "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees for certain Portfolios; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2005 and held until June 30, 2005. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

    ACTUAL EXPENSES

    The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended June 30, 2005" column and the "Expense Ratio as of June 30, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended June 30, 2005" would have been higher and the "Ending Account Value" would have been lower.

    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended June 30, 2005" column and the "Expense Ratio as of June 30, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended June 30, 2005" would have been higher and the "Ending Account Value" would have been lower.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------
    2

---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JUNE 30, 2005
                                                                     (UNAUDITED)

                                                            ACTUAL                                HYPOTHETICAL
                                        ----------------------------------------------   ------------------------------
                                        BEGINNING                                        BEGINNING     ENDING ACCOUNT
                                         ACCOUNT      ENDING ACCOUNT    EXPENSES PAID     ACCOUNT       VALUE USING A
                                         VALUE AT      VALUE USING      DURING THE SIX    VALUE AT     HYPOTHETICAL 5%
                                        JANUARY 1,   ACTUAL RETURN AT    MONTHS ENDED    JANUARY 1,    ASSUMED RETURN
      PORTFOLIO                            2005       JUNE 30, 2005     JUNE 30, 2005*      2005      AT JUNE 30, 2005
      ---------                         ----------   ----------------   --------------   ----------   -----------------
      Money Market Class 1............  $1,000.00       $1,008.45           $5.23        $1,000.00        $1,019.59
      Government and Quality Bond
        Class 1.......................  $1,000.00       $1,024.70           $2.96        $1,000.00        $1,021.87
        Class 2.......................  $1,000.00       $1,024.05           $3.71        $1,000.00        $1,021.12
        Class 3.......................  $1,000.00       $1,024.08           $4.22        $1,000.00        $1,020.63
      Asset Allocation@
        Class 1.......................  $1,000.00       $1,016.30           $3.25        $1,000.00        $1,021.57
        Class 2.......................  $1,000.00       $1,015.65           $4.00        $1,000.00        $1,020.83
        Class 3.......................  $1,000.00       $1,014.98           $4.50        $1,000.00        $1,020.33
      Growth and Income@
        Class 1.......................  $1,000.00       $  991.96           $5.88        $1,000.00        $1,018.89
      Growth@
        Class 1.......................  $1,000.00       $1,000.73           $3.52        $1,000.00        $1,021.27
        Class 2.......................  $1,000.00       $1,000.00           $4.26        $1,000.00        $1,020.53
        Class 3.......................  $1,000.00       $  999.64           $4.76        $1,000.00        $1,020.03
      Capital Appreciation@
        Class 1.......................  $1,000.00       $  990.62           $3.75        $1,000.00        $1,021.03
        Class 2.......................  $1,000.00       $  989.96           $4.49        $1,000.00        $1,020.28
        Class 3.......................  $1,000.00       $  989.34           $4.98        $1,000.00        $1,019.79
      Natural Resources@
        Class 1.......................  $1,000.00       $1,162.89           $4.72        $1,000.00        $1,020.43
        Class 2.......................  $1,000.00       $1,161.83           $5.52        $1,000.00        $1,019.69
        Class 3.......................  $1,000.00       $1,161.07           $6.05        $1,000.00        $1,019.19
      Multi-Asset@
        Class 1.......................  $1,000.00       $1,001.28           $5.86        $1,000.00        $1,018.94
      Strategic Multi-Asset@
        Class 1.......................  $1,000.00       $1,013.75           $6.59        $1,000.00        $1,018.25

                                         HYPOTHETICAL
                                        --------------

                                        EXPENSES PAID      EXPENSE
                                        DURING THE SIX   RATIO AS OF
                                         MONTHS ENDED     JUNE 30,
      PORTFOLIO                         JUNE 30, 2005*      2005*
      ---------                         --------------   -----------
      Money Market Class 1............      $5.26           1.05%
      Government and Quality Bond
        Class 1.......................      $2.96           0.59%
        Class 2.......................      $3.71           0.74%
        Class 3.......................      $4.21           0.84%
      Asset Allocation@
        Class 1.......................      $3.26           0.65%
        Class 2.......................      $4.01           0.80%
        Class 3.......................      $4.51           0.90%
      Growth and Income@
        Class 1.......................      $5.96           1.19%
      Growth@
        Class 1.......................      $3.56           0.71%
        Class 2.......................      $4.31           0.86%
        Class 3.......................      $4.81           0.96%
      Capital Appreciation@
        Class 1.......................      $3.81           0.76%
        Class 2.......................      $4.56           0.91%
        Class 3.......................      $5.06           1.01%
      Natural Resources@
        Class 1.......................      $4.41           0.88%
        Class 2.......................      $5.16           1.03%
        Class 3.......................      $5.66           1.13%
      Multi-Asset@
        Class 1.......................      $5.91           1.18%
      Strategic Multi-Asset@
        Class 1.......................      $6.61           1.32%

---------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your variable contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                           ---------------------

    ANCHOR SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JUNE 30, 2005
                                                                     (UNAUDITED)

                                                            ACTUAL                                HYPOTHETICAL
                                        ----------------------------------------------   ------------------------------
                                        BEGINNING                                        BEGINNING     ENDING ACCOUNT
                                         ACCOUNT      ENDING ACCOUNT    EXPENSES PAID     ACCOUNT       VALUE USING A
                                         VALUE AT      VALUE USING      DURING THE SIX    VALUE AT     HYPOTHETICAL 5%
                                        JANUARY 1,   ACTUAL RETURN AT    MONTHS ENDED    JANUARY 1,    ASSUMED RETURN
      PORTFOLIO                            2005       JUNE 30, 2005     JUNE 30, 2005*      2005      AT JUNE 30, 2005
      ---------                         ----------   ----------------   --------------   ----------   -----------------
      Asset Allocation
        Class 1.......................  $1,000.00       $1,016.30           $3.20        $1,000.00        $1,021.62
        Class 2.......................  $1,000.00       $1,015.65           $3.95        $1,000.00        $1,020.88
        Class 3.......................  $1,000.00       $1,014.98           $4.45        $1,000.00        $1,020.38
      Growth and Income
        Class 1.......................  $1,000.00       $  991.96           $5.83        $1,000.00        $1,018.94
      Growth
        Class 1.......................  $1,000.00       $1,000.73           $3.47        $1,000.00        $1,021.32
        Class 2.......................  $1,000.00       $1,000.00           $4.22        $1,000.00        $1,020.58
        Class 3.......................  $1,000.00       $  999.64           $4.71        $1,000.00        $1,020.08
      Capital Appreciation
        Class 1.......................  $1,000.00       $  990.62           $3.70        $1,000.00        $1,021.08
        Class 2.......................  $1,000.00       $  989.96           $4.44        $1,000.00        $1,020.33
        Class 3.......................  $1,000.00       $  989.34           $4.93        $1,000.00        $1,019.84
      Natural Resources
        Class 1.......................  $1,000.00       $1,162.89           $4.72        $1,000.00        $1,020.43
        Class 2.......................  $1,000.00       $1,161.83           $5.52        $1,000.00        $1,019.69
        Class 3.......................  $1,000.00       $1,161.07           $6.05        $1,000.00        $1,019.19
      Multi-Asset
        Class 1.......................  $1,000.00       $1,001.28           $5.81        $1,000.00        $1,018.99
      Strategic Multi-Asset
        Class 1.......................  $1,000.00       $1,013.75           $6.49        $1,000.00        $1,018.35

                                         HYPOTHETICAL
                                        --------------

                                        EXPENSES PAID      EXPENSE
                                        DURING THE SIX   RATIO AS OF
                                         MONTHS ENDED     JUNE 30,
      PORTFOLIO                         JUNE 30, 2005*      2005*
      ---------                         --------------   -----------
      Asset Allocation
        Class 1.......................      $3.21           0.64%
        Class 2.......................      $3.96           0.79%
        Class 3.......................      $4.46           0.89%
      Growth and Income
        Class 1.......................      $5.91           1.18%
      Growth
        Class 1.......................      $3.51           0.70%
        Class 2.......................      $4.26           0.85%
        Class 3.......................      $4.76           0.95%
      Capital Appreciation
        Class 1.......................      $3.76           0.75%
        Class 2.......................      $4.51           0.90%
        Class 3.......................      $5.01           1.00%
      Natural Resources
        Class 1.......................      $4.41           0.88%
        Class 2.......................      $5.16           1.03%
        Class 3.......................      $5.66           1.13%
      Multi-Asset
        Class 1.......................      $5.86           1.17%
      Strategic Multi-Asset
        Class 1.......................      $6.51           1.30%

---------------------
    4

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                    PORTFOLIO PROFILE -- JUNE 30, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Commercial Banks.............................    18.4%
      Finance......................................    17.1
      Banks........................................    14.4
      Insurance....................................     8.1
      Trade & Term Receivables.....................     6.2
      Education....................................     5.7
      Investment Companies.........................     5.7
      Energy Sources...............................     5.5
      Securities Holdings Companies................     4.1
      Trade Receivables............................     4.1
      U.S. Government Agencies.....................     3.4
      Broadcasting & Media.........................     2.7
      Food, Beverage & Tobacco.....................     2.7
      Household & Personal Products................     2.1
                                                      ------
                                                      100.2%
                                                      ======
      Weighted average days to maturity............    36.4

      CREDIT QUALITY+#
      Government -- Agency.........................     3.4%
      P1...........................................    96.6
                                                      ------
                                                      100.0%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.
     +  Source: Standard and Poor's
     # Calculated as a percentage of total debt issues.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 2005
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL       VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 100.2%                      AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ASSET-BACKED COMMERCIAL PAPER -- 20.7%
                       Apreco, LLC 3.17% due 07/19/05*.............................  $  300,000   $   299,525
                       CAFCO, LLC 3.10% due 07/15/05*..............................     300,000       299,638
                       Chariot Funding, LLC 3.16% due 07/15/05*....................     300,000       299,631
                       Falcon Asset Securitization Corp. 3.14% due 07/14/05*.......     300,000       299,660
                       Greyhawk Funding, LLC 3.18% due 08/18/05*...................     300,000       298,728
                       Jupiter Securitization Corp. 3.10% due 07/08/05*............     300,000       299,819
                       Park Avenue Receivables Corp. 3.22% due 07/21/05*...........     300,000       299,464
                       Sheffield Receivables Corp. 3.26% due 07/25/05*.............     300,000       299,348
                       Windmill Funding Corp. 3.14% due 08/10/05*..................     300,000       298,953
                       Yorktown Capital, LLC 3.22% due 07/20/05....................     300,000       299,490
                                                                                                  ------------
                       TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $2,994,256).......                 2,994,256
                                                                                                  ------------
                       CERTIFICATES OF DEPOSIT -- 23.1%
                       ABN Amro Bank NV 3.46% due 07/01/05(1)......................     300,000       300,000
                       American Express Bank FSB 3.17% due 07/12/05(1).............     400,000       400,000
                       Barclays Bank, PLC 3.12% due 07/11/05(1)....................     300,000       299,949
                       Calyon NY 3.46% due 12/30/05(1).............................     300,000       300,008
                       Deutsche Bank NY 3.53% due 12/12/05(1)......................     350,000       350,000
                       Fortis Bank NY 3.54% due 12/19/05(1)........................     300,000       300,000
                       HBOS Treasury Services, PLC (NY) 2.46% due 12/09/05(1)......     300,000       300,013
                       Regions Bank 3.12% due 09/08/05(1)..........................     300,000       300,000
                       Wells Fargo Bank NA 3.20% due 07/19/05(1)...................     400,000       400,000
                       Wilmington Trust Co. 3.14% due 08/04/05(1)..................     400,000       400,000
                                                                                                  ------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $3,349,970).............                 3,349,970
                                                                                                  ------------
                       COMMERCIAL PAPER -- 47.5%
                       Aire Valley Finance, Series 2004-1A 1A 3.09% due
                         07/20/05(2)(3)............................................     100,000       100,000
                       CBA Delaware Finance, Inc. 3.27% due 08/08/05...............     200,000       199,310
                       Coca Cola Enterprises, Inc. 3.25% due 08/03/05*.............     400,000       398,808
                       Depfa Bank, PLC 3.07% due 07/14/05(1).......................     300,000       300,000
                       General Electric Capital Corp. 3.05% due 07/18/05...........     500,000       499,280
                       Goldman Sachs Group, Inc. 3.16% due 07/20/05................     235,000       234,608
                       HBOS Treasury Services, PLC 3.05% due 07/18/05..............     150,000       149,784
                       Lothian Mtgs., PLC. Series 4A 3.31% due 07/25/05(2)(3)......     225,000       225,000
                       Merrill Lynch & Co., Inc. 3.24% due 07/15/05................     300,000       299,622
                       Metlife Funding, Inc. 3.29% due 08/01/05(1).................     400,000       400,000
                       Morgan Stanley 3.08% due 07/19/05...........................     300,000       299,538
                       New York Life Capital Corp. 3.17% due 07/20/05..............     275,000       274,540
                       New York Times Co. 3.23% due 08/23/05.......................     400,000       398,098
                       Permanent Financing, PLC, Series 71A 3.15% due
                         07/11/05(2)(3)............................................     130,000       130,000
                       Permanent Financing, PLC. Series 81A 3.20% due
                         07/14/05(2)(3)............................................     145,000       145,000
                       Proctor & Gamble Co. 3.03% due 07/05/05*....................     300,000       299,899
                       Shell Finance (UK), PLC 3.05% due 07/11/05..................     400,000       399,661
                       Societe Generale North America 3.14% due 08/09/05...........     285,000       284,031
                       Total Capital SA 3.05% due 07/05/05*........................     400,000       399,864
                       Trustees of Columbia University 3.25% due 09/02/05..........     400,000       397,725
                       UBS Finance, LLC 3.20% due 07/22/05.........................     100,000        99,813
                       UBS Finance, LLC 3.35% due 07/01/05.........................     245,000       245,000

---------------------
    6

                                                                                     PRINCIPAL       VALUE
                       SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                    AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       COMMERCIAL PAPER (continued)
                       Westpac Capital Corp. 3.08% due 07/08/05....................  $  300,000   $   299,820
                       Yale University 3.12% due 08/04/05..........................     425,000       423,748
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $6,903,149)....................                 6,903,149
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 3.4%
                       Peoples Security Life Insurance Co. 3.62% due 07/01/05(1)(4)
                         (cost $500,000)...........................................     500,000       500,000
                                                                                                  ------------
                       MEDIUM TERM NOTES -- 2.1%
                       US Bancorp, Series N 3.56% due 09/16/05(2) (cost
                         $300,113).................................................     300,000       300,113
                                                                                                  ------------
                       U.S. GOVERNMENT AGENCIES -- 3.4%
                       Federal National Mtg. Assoc. 7.00% due 07/15/05 (cost
                         $500,796).................................................     500,000       500,796
                                                                                                  ------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $14,548,284)...                14,548,284
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $14,548,284)@                             100.2%                    14,548,284
                       Liabilities in excess of other assets --           (0.2)                       (28,794)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $14,519,490
                                                                         ======                   ============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005, the aggregate value of these securities was $3,793,337 representing 26.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
               @  See Note 6 for cost of investments on a tax basis.
              (1) Variable rate security -- the rate reflected is as of June 30,
                  2005; maturity date reflects next reset date.
              (2) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
              (3) Collateralized Mortgaged Obligation
              (4) Illiquid security

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY
    BOND PORTFOLIO                            PORTFOLIO PROFILE -- JUNE 30, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      U.S. Government Agencies.....................    42.3%
      U.S. Government Obligations..................    26.2
      Finance......................................    16.4
      Repurchase Agreement.........................     6.2
      Consumer Staples.............................     2.7
      Industrial & Commercial......................     2.4
      Consumer Discretionary.......................     1.5
      Municipal Bonds..............................     1.3
      Utilities....................................     1.1
      Information Technology.......................     1.0
      Healthcare...................................     0.8
      Education....................................     0.7
      Foreign Government Bonds.....................     0.5
      Materials....................................     0.5
                                                      ------
                                                      103.6%
                                                      ======

      CREDIT QUALITY+#
      Government -- Agency.........................    43.5%
      Government -- Treasury.......................    27.7
      AAA..........................................     8.8
      AA...........................................     4.4
      A............................................    13.1
      BBB..........................................     0.5
      Not rated @..................................     2.0
                                                      ------
                                                      100.0%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.
     @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
     +  Source: Standard and Poor's.
     # Calculated as a percentage of total debt issues, excluding short-term investment securities.

---------------------
    8

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY
    BOND PORTFOLIO                         INVESTMENT PORTFOLIO -- JUNE 30, 2005
                                                                     (UNAUDITED)

                                                                                      PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES -- 5.1%                                 AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 5.1%
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2
                         4.74% due 03/13/40(1).....................................  $ 5,000,000   $  5,086,924
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4
                         4.68% due 08/13/39(1).....................................    5,000,000      5,072,039
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2004-PWR6 A6
                         4.83% due 11/11/41(1).....................................    5,000,000      5,101,467
                       Capital Auto Receivables Asset Trust, Series 2003-3 A3A
                         2.96% due 01/15/08........................................    4,750,000      4,692,286
                       Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due
                         09/17/07..................................................    3,122,982      3,129,681
                       Citibank Credit Card Issuance Trust, Series 2004-A1 A1
                         2.55% due 01/20/09........................................    5,000,000      4,898,350
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38(1).....................................    5,000,000      4,819,796
                       Ford Credit Auto Owner Trust, Series 2005-B A4 4.38% due
                         01/15/10..................................................    1,775,000      1,788,032
                       Household Automotive Trust, Series 2002-3 A3A 2.75% due
                         06/18/07..................................................      323,578        323,387
                       Hyundai Auto Receivables Trust, Series 2003-A A3 2.33% due
                         11/15/07..................................................    2,185,000      2,168,253
                       MBNA Credit Card Master Note Trust, Series 2003-A11 A11
                         3.65% due 03/15/11........................................    2,335,000      2,312,724
                       Toyota Auto Receivables Owners Trust, Series 2003-B A4
                         2.79% due 01/15/10........................................    2,590,000      2,548,723
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2
                         2A2
                         4.56% due 03/25/35 (2)....................................    2,815,853      2,858,400
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4
                         2A2
                         4.54% due 04/25/35........................................    2,895,646      2,877,548
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $47,515,662)............                  47,677,610
                                                                                                   -------------
                       BONDS & NOTES -- 86.5%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.5%
                       Lowe's Cos., Inc. 7.50% due 12/15/05........................    5,000,000      5,079,220
                       Target Corp. 5.50% due 04/01/07.............................    5,000,000      5,129,310
                       Wal-Mart Stores, Inc. 6.75% due 10/15/23....................    3,000,000      3,659,424
                                                                                                   -------------
                                                                                                     13,867,954
                                                                                                   -------------
                       CONSUMER STAPLES -- 1.6%
                       Gillette Co. 4.13% due 08/30/07.............................    4,990,000      4,994,696
                       Kimberly-Clark Corp. 5.63% due 02/15/12.....................    5,000,000      5,379,900
                       Unilever Capital Corp. 6.88% due 11/01/05...................    5,000,000      5,050,845
                                                                                                   -------------
                                                                                                     15,425,441
                                                                                                   -------------
                       EDUCATION -- 0.7%
                       Leland Stanford Junior University of California 6.88% due
                         02/01/24..................................................    5,000,000      6,322,650
                                                                                                   -------------
                       FINANCE -- 10.9%
                       American Express Co. 3.75% due 11/20/07.....................    5,000,000      4,960,150
                       Bank of America Corp. 6.25% due 04/15/12....................    5,000,000      5,526,665
                       BB&T Corp. 4.90% due 06/30/17...............................    1,420,000      1,423,692
                       Boeing Capital Corp. 4.75% due 08/25/08.....................    2,995,000      3,048,206

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Centex Home Equity Loan Trust 4.72% due 10/25/31............  $   840,000   $    838,519
                       Citicorp, Series MTNC 6.75% due 10/15/07....................    5,000,000      5,297,360
                       Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15.....    2,435,000      2,463,998
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......    1,130,000      1,325,565
                       Financing Corp. Series 12 zero coupon due 12/06/13..........    2,050,000      1,428,922
                       Financing Corp. Series 13 zero coupon due 12/27/13..........    1,630,000      1,132,399
                       General Electric Capital Corp., Series MTNA
                         6.75% due 03/15/32........................................    5,000,000      6,169,940
                       General Reinsurance Corp. 9.00% due 09/12/09................    5,000,000      5,919,875
                       Hartford Life, Inc. 7.38% due 03/01/31......................    5,000,000      6,395,205
                       Household Finance Corp. 6.38% due 10/15/11..................    5,000,000      5,466,690
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................    7,495,000      7,667,018
                       John Hancock 7.38% due 02/15/24*............................    5,000,000      6,225,100
                       Metlife, Inc. 5.00% due 06/15/15............................    3,300,000      3,349,064
                       Morgan Stanley 5.30% due 03/01/13...........................    5,000,000      5,196,180
                       Postal Square LP 8.95% due 06/15/22.........................    4,173,200      5,535,499
                       Private Export Funding Corp., Series M 5.34% due 03/15/06...    5,000,000      5,055,265
                       Resolution Funding Corp. zero coupon due 04/15/14...........   14,300,000      9,930,363
                       US Bancorp 7.50% due 06/01/26...............................      400,000        524,429
                       US Bank National Assoc. 4.95% due 10/30/14..................    2,700,000      2,774,901
                       Wells Fargo Financial, Inc. 5.50% due 08/01/12..............    5,000,000      5,289,510
                                                                                                   -------------
                                                                                                    102,944,515
                                                                                                   -------------
                       HEALTHCARE -- 0.8%
                       Johnson & Johnson 4.95% due 05/15/33........................    3,000,000      3,082,584
                       UnitedHealth Group, Inc. 5.00% due 08/15/14.................    4,000,000      4,138,848
                                                                                                   -------------
                                                                                                      7,221,432
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 2.0%
                       FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22....    4,180,256      4,771,009
                       First Data Corp. 3.38% due 08/01/08.........................    4,000,000      3,905,740
                       General Dynamics Corp. 2.13% due 05/15/06...................    3,615,000      3,561,140
                       United Parcel Service, Inc. 8.38% due 04/01/20..............    5,000,000      6,885,160
                                                                                                   -------------
                                                                                                     19,123,049
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.0%
                       Computer Sciences Corp. 7.38% due 06/15/11..................    3,280,000      3,725,001
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............    5,000,000      5,674,330
                                                                                                   -------------
                                                                                                      9,399,331
                                                                                                   -------------
                       MATERIALS -- 0.5%
                       Alcoa, Inc. 4.25% due 08/15/07..............................    5,000,000      5,017,075
                                                                                                   -------------
                       MUNICIPAL BONDS -- 1.3%
                       Illinois State General Obligation Taxable Pension 5.10% due
                         06/01/33..................................................    2,860,000      2,981,836
                       Oregon School Boards Assoc. 4.76% due 06/30/28..............    2,800,000      2,806,580
                       Sonoma County, California Pension Obligation, Series A
                         3.24% due 12/01/08........................................    3,730,000      3,641,711
                       Wisconsin State General Revenue, Series A 5.70% due
                         05/01/26..................................................    2,500,000      2,771,175
                                                                                                   -------------
                                                                                                     12,201,302
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 39.7%
                       Federal Home Loan Mtg. Corp., Series 2630 KN 2.50% due
                         04/15/13(2)...............................................   17,825,000     17,277,022
                       Federal Home Loan Mtg. Corp. 7.50% due 05/01/27.............       14,895         15,975
                       Federal Home Loan Mtg. Corp. 14.75% due 03/01/10............       12,443         14,062
                       Federal National Mtg. Assoc. 4.50% due 03/01/19.............      851,952        848,741
                       Federal National Mtg. Assoc. 4.50% due 06/01/19.............      272,966        271,937
                       Federal National Mtg. Assoc. 4.50% due 06/01/19.............      447,548        445,861
                       Federal National Mtg. Assoc. 4.50% due 06/01/19.............      294,040        292,932
                       Federal National Mtg. Assoc. 4.50% due 07/01/19.............    1,184,074      1,179,610

---------------------
    10

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 4.50% due 10/01/19.............  $   526,383   $    524,398
                       Federal National Mtg. Assoc. 4.50% due 10/01/19.............      261,278        260,293
                       Federal National Mtg. Assoc. 4.50% due 10/01/19.............      564,756        562,628
                       Federal National Mtg. Assoc. 4.50% due 10/01/19.............      298,360        297,236
                       Federal National Mtg. Assoc. 4.50% due 10/01/19.............      263,243        262,252
                       Federal National Mtg. Assoc. 4.50% due 11/01/19.............      717,128        714,425
                       Federal National Mtg. Assoc. 4.50% due 11/01/19.............      285,884        284,807
                       Federal National Mtg. Assoc. 4.50% due 12/01/19.............      284,247        283,175
                       Federal National Mtg. Assoc. 4.50% due 12/01/19.............      444,869        443,192
                       Federal National Mtg. Assoc. 4.50% due 12/01/19.............      486,346        484,513
                       Federal National Mtg. Assoc. 4.50% due 12/01/19.............      798,591        795,582
                       Federal National Mtg. Assoc. 4.50% due 01/01/20.............    2,043,712      2,035,602
                       Federal National Mtg. Assoc. 4.50% due 01/01/20.............    1,527,736      1,521,675
                       Federal National Mtg. Assoc. 4.50% due 01/01/20.............      132,111        131,613
                       Federal National Mtg. Assoc. 4.50% due 01/01/20.............      269,838        268,821
                       Federal National Mtg. Assoc. 4.50% due 02/01/20.............       84,847         84,510
                       Federal National Mtg. Assoc. 4.50% due 02/01/20.............      269,248        268,179
                       Federal National Mtg. Assoc. 4.50% due 02/01/20.............      162,096        161,453
                       Federal National Mtg. Assoc. 4.50% due 02/01/20.............      102,173        101,787
                       Federal National Mtg. Assoc. 4.50% due 02/01/20.............    1,055,287      1,051,309
                       Federal National Mtg. Assoc. 4.50% due 03/01/20.............      100,925        100,524
                       Federal National Mtg. Assoc. 4.50% due 03/01/20.............      694,645        691,888
                       Federal National Mtg. Assoc. 4.50% due 03/01/20.............      926,940        923,262
                       Federal National Mtg. Assoc. 4.50% due 03/01/20.............      492,001        490,049
                       Federal National Mtg. Assoc. 4.50% due 04/01/20.............      265,986        264,930
                       Federal National Mtg. Assoc. 4.50% due 04/01/20.............      256,580        255,562
                       Federal National Mtg. Assoc. 4.50% due 04/01/20.............    1,735,169      1,728,285
                       Federal National Mtg. Assoc. 4.50% due 04/01/20.............      428,611        426,911
                       Federal National Mtg. Assoc. 4.50% due 05/01/20.............      590,448        588,106
                       Federal National Mtg. Assoc. 4.50% due 05/01/20.............      125,944        125,445
                       Federal National Mtg. Assoc. 4.50% due 06/01/20.............      103,813        103,401
                       Federal National Mtg. Assoc. 4.50% due 06/01/20.............      741,945        739,001
                       Federal National Mtg. Assoc. 4.50% due 06/01/20.............       42,213         42,046
                       Federal National Mtg. Assoc. 4.50% due 07/01/20.............      358,076        356,655
                       Federal National Mtg. Assoc. 5.00% due 01/01/17.............      280,882        284,501
                       Federal National Mtg. Assoc. 5.00% due 02/01/17.............      103,506        104,839
                       Federal National Mtg. Assoc. 5.00% due 10/01/17.............      228,378        231,205
                       Federal National Mtg. Assoc. 5.00% due 10/01/17.............      250,377        253,477
                       Federal National Mtg. Assoc. 5.00% due 10/01/17.............   10,787,975     10,921,553
                       Federal National Mtg. Assoc. 5.00% due 11/01/17.............       80,611         81,609
                       Federal National Mtg. Assoc. 5.00% due 11/01/17.............    1,511,138      1,529,849
                       Federal National Mtg. Assoc. 5.00% due 12/01/17.............       96,460         97,654
                       Federal National Mtg. Assoc. 5.00% due 12/01/17.............      563,981        570,965
                       Federal National Mtg. Assoc. 5.00% due 12/01/17.............      170,659        172,773
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............      106,559        107,878
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............    1,805,838      1,828,198
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    2,222,381      2,249,020
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............      258,503        261,602
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............      380,937        385,504
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............      258,803        261,906
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    1,229,345      1,244,567
                       Federal National Mtg. Assoc. 5.00% due 05/01/18.............      410,040        414,956
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............   32,724,732     33,116,995
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............      140,474        142,158
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............      202,399        204,826
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............      390,472        395,502
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............      395,642        400,384
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............      258,332        261,429
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............       88,230         89,322
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............       30,411         30,775

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............  $   224,464   $    227,154
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............    3,091,437      3,128,493
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............      726,086        734,790
                       Federal National Mtg. Assoc. 5.00% due 11/01/18.............      395,284        400,022
                       Federal National Mtg. Assoc. 5.00% due 11/01/18.............    2,542,501      2,572,977
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............    1,654,316      1,674,145
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............    9,436,442      9,549,555
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............       45,080         45,621
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............    2,815,442      2,849,189
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............    1,953,133      1,976,545
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............       37,351         37,799
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............       21,266         21,530
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............    4,403,620      4,455,300
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............      289,089        292,482
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............       51,517         52,122
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............    3,263,007      3,302,121
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............       23,684         23,968
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............      801,588        810,995
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............    9,359,732      9,469,579
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............      131,610        133,155
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............      822,097        831,951
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............    8,115,929      8,211,178
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............    1,674,104      1,694,171
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............    1,136,834      1,150,175
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............    2,545,108      2,574,977
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............    3,474,665      3,515,446
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............      449,792        455,183
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............      862,101        872,218
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............    7,559,240      7,647,955
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............      311,986        315,648
                       Federal National Mtg. Assoc. 5.00% due 09/01/19.............      976,362        987,821
                       Federal National Mtg. Assoc. 5.00% due 10/01/19.............    2,771,246      2,803,769
                       Federal National Mtg. Assoc. 5.00% due 11/01/19.............    2,770,747      2,803,265
                       Federal National Mtg. Assoc. 5.00% due 12/01/19.............    3,833,289      3,878,276
                       Federal National Mtg. Assoc. 5.00% due 12/01/19.............       89,362         90,411
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............    3,171,821      3,176,272
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............    6,929,671      6,939,394
                       Federal National Mtg. Assoc. 5.00% due August TBA...........   27,856,000     27,795,051
                       Federal National Mtg. Assoc. 6.50% due 04/01/11.............       11,000         11,452
                       Government National Mtg. Assoc. 5.00% due 07/15/33..........   12,310,633     12,423,683
                       Government National Mtg. Assoc. 5.00% due 10/15/33..........      497,459        502,027
                       Government National Mtg. Assoc. 5.00% due 10/15/33..........      390,656        394,244
                       Government National Mtg. Assoc. 5.00% due 11/15/33..........       21,916         22,117
                       Government National Mtg. Assoc. 5.00% due 11/15/33..........       67,877         68,500
                       Government National Mtg. Assoc. 5.00% due 11/15/33..........      102,257        103,196
                       Government National Mtg. Assoc. 5.00% due 11/15/33..........      810,310        817,752
                       Government National Mtg. Assoc. 5.00% due 12/15/33..........       24,878         25,106
                       Government National Mtg. Assoc. 5.00% due 12/15/33..........       33,276         33,581
                       Government National Mtg. Assoc. 5.00% due 12/15/33..........       87,694         88,499
                       Government National Mtg. Assoc. 5.00% due 12/15/33..........      119,569        120,667
                       Government National Mtg. Assoc. 5.00% due 01/15/34..........       23,335         23,544
                       Government National Mtg. Assoc. 5.00% due 01/15/34..........    1,465,283      1,478,420
                       Government National Mtg. Assoc. 5.00% due 02/15/34..........      702,235        708,531
                       Government National Mtg. Assoc. 5.00% due 02/15/34..........      235,957        238,073
                       Government National Mtg. Assoc. 5.00% due 03/15/34..........       43,634         44,025
                       Government National Mtg. Assoc. 5.00% due 03/15/34..........      759,907        766,720
                       Government National Mtg. Assoc. 5.00% due 05/15/34..........       49,130         49,571
                       Government National Mtg. Assoc. 5.50% due 10/15/32..........      256,513        262,335
                       Government National Mtg. Assoc. 5.50% due 10/15/32..........       69,500         71,078
                       Government National Mtg. Assoc. 5.50% due 10/15/32..........       28,301         28,944

---------------------
    12

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........  $    44,666   $     45,679
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........       34,516         35,299
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........      118,069        120,748
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........      440,651        450,652
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........       29,149         29,811
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........       17,170         17,560
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........       18,401         18,819
                       Government National Mtg. Assoc. 5.50% due 12/15/32..........      127,013        129,895
                       Government National Mtg. Assoc. 5.50% due 12/15/32..........      314,174        321,304
                       Government National Mtg. Assoc. 5.50% due 12/15/32..........      284,510        290,967
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........      173,560        177,440
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........   11,452,070     11,708,092
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........      281,528        287,822
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........      220,550        225,481
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........       36,182         36,991
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........       24,147         24,687
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........       39,703         40,590
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........      329,121        336,478
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........      773,379        790,667
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........      818,145        836,435
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........   13,494,638     13,796,324
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........    1,038,698      1,061,920
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........       40,253         41,153
                       Government National Mtg. Assoc. 5.50% due 03/15/33..........   10,665,151     10,903,581
                       Government National Mtg. Assoc. 5.50% due 03/15/33..........      663,250        678,078
                       Government National Mtg. Assoc. 5.50% due 03/15/33..........      142,092        145,269
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........      185,342        189,485
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........    1,628,854      1,665,269
                       Government National Mtg. Assoc. 5.50% due 06/15/33..........      207,444        212,081
                       Government National Mtg. Assoc. 5.50% due 06/15/33..........      284,634        290,997
                       Government National Mtg. Assoc. 5.50% due 06/15/33..........      228,041        233,139
                       Government National Mtg. Assoc. 5.50% due 06/15/33..........      289,031        295,493
                       Government National Mtg. Assoc. 5.50% due 06/15/33..........      233,249        238,464
                       Government National Mtg. Assoc. 5.50% due 07/15/33..........      152,810        156,227
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........      291,592        298,110
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........      197,904        202,328
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........      149,002        152,333
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........      248,787        254,349
                       Government National Mtg. Assoc. 5.50% due 09/15/33..........    2,132,904      2,180,587
                       Government National Mtg. Assoc. 5.50% due 09/15/33..........       92,805         94,880
                       Government National Mtg. Assoc. 5.50% due 10/15/33..........      234,589        239,834
                       Government National Mtg. Assoc. 5.50% due 11/15/33..........      109,872        112,328
                       Government National Mtg. Assoc. 5.50% due 11/15/33..........    2,002,186      2,046,947
                       Government National Mtg. Assoc. 5.50% due 01/15/34..........    1,695,681      1,733,366
                       Government National Mtg. Assoc. 5.50% due 02/15/34..........      552,870        565,156
                       Government National Mtg. Assoc. 5.50% due 02/15/34..........      793,520        811,155
                       Government National Mtg. Assoc. 5.50% due 02/15/34..........      223,038        227,995
                       Government National Mtg. Assoc. 5.50% due 03/15/34..........      217,575        222,410
                       Government National Mtg. Assoc. 5.50% due 03/15/34..........    8,734,904      8,929,028
                       Government National Mtg. Assoc. 5.50% due 03/15/34..........      406,525        415,560
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........      157,583        161,085
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........      129,716        132,599
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........      109,865        112,307
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........       41,282         42,200
                       Government National Mtg. Assoc. 5.50% due 05/15/34..........       21,742         22,225
                       Government National Mtg. Assoc. 5.50% due 05/15/34..........      563,737        576,266
                       Government National Mtg. Assoc. 5.50% due 06/15/34..........      151,296        154,658
                       Government National Mtg. Assoc. 5.50% due 06/15/34..........    1,025,720      1,048,516
                       Government National Mtg. Assoc. 5.50% due 06/15/34..........      172,391        176,223
                       Government National Mtg. Assoc. 5.50% due 06/15/34..........       25,055         25,612

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 5.50% due 07/15/34..........  $   485,948   $    496,748
                       Government National Mtg. Assoc. 5.50% due 08/15/34..........      131,144        134,058
                       Government National Mtg. Assoc. 5.50% due 08/15/34..........       35,625         36,417
                       Government National Mtg. Assoc. 5.50% due 09/15/34..........    1,237,273      1,264,769
                       Government National Mtg. Assoc. 5.50% due 09/15/34..........    5,361,679      5,480,837
                       Government National Mtg. Assoc. 5.50% due 09/15/34..........      501,459        512,604
                       Government National Mtg. Assoc. 5.50% due 09/15/34..........      272,384        278,438
                       Government National Mtg. Assoc. 5.50% due 10/15/34..........      193,595        197,897
                       Government National Mtg. Assoc. 5.50% due 10/15/34..........    5,433,349      5,554,100
                       Government National Mtg. Assoc. 6.00% due 03/15/28..........       96,401         99,658
                       Government National Mtg. Assoc. 6.00% due 06/15/28..........       28,052         28,999
                       Government National Mtg. Assoc. 6.00% due 08/15/28..........      148,142        153,147
                       Government National Mtg. Assoc. 6.00% due 09/15/28..........       93,932         97,106
                       Government National Mtg. Assoc. 6.00% due 10/15/28..........      180,684        186,790
                       Government National Mtg. Assoc. 6.00% due 11/15/28..........       28,835         29,809
                       Government National Mtg. Assoc. 6.00% due 12/15/28..........      475,892        491,959
                       Government National Mtg. Assoc. 6.00% due 12/15/28..........      107,200        110,823
                       Government National Mtg. Assoc. 6.00% due 04/15/29..........       25,578         26,434
                       Government National Mtg. Assoc. 6.00% due 01/15/32..........      112,695        116,370
                       Government National Mtg. Assoc. 6.00% due 02/15/32..........        4,224          4,362
                       Government National Mtg. Assoc. 6.00% due 07/15/32..........       41,501         42,854
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........       24,446         25,243
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........       24,744         25,551
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........        7,015          7,244
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........       70,865         73,175
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........    1,861,602      1,922,298
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........    1,726,411      1,782,700
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........      232,068        239,635
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........       63,709         65,787
                       Government National Mtg. Assoc. 6.00% due 11/15/32..........      125,870        129,974
                       Government National Mtg. Assoc. 6.00% due 01/15/33..........       23,959         24,732
                       Government National Mtg. Assoc. 6.00% due 02/15/33..........       74,073         76,463
                       Government National Mtg. Assoc. 6.00% due 02/15/33..........      197,135        203,496
                       Government National Mtg. Assoc. 6.00% due 03/15/33..........      450,053        464,576
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........      447,434        461,873
                       Government National Mtg. Assoc. 6.00% due 05/15/33..........      415,812        429,230
                       Government National Mtg. Assoc. 6.00% due 05/15/33..........      524,188        541,104
                       Government National Mtg. Assoc. 6.00% due July TBA..........       59,000         60,844
                       Government National Mtg. Assoc. 6.50% due 07/15/09..........       11,124         11,459
                       Government National Mtg. Assoc. 6.50% due 04/15/11..........        2,666          2,774
                       Government National Mtg. Assoc. 6.50% due 01/15/12..........       34,280         35,856
                       Government National Mtg. Assoc. 6.50% due 02/15/12..........        1,047          1,095
                       Government National Mtg. Assoc. 6.50% due 02/15/12..........       10,571         11,057
                       Government National Mtg. Assoc. 6.50% due 10/15/12..........       30,792         32,208
                       Government National Mtg. Assoc. 6.50% due 11/15/12..........      101,924        106,610
                       Government National Mtg. Assoc. 6.50% due 01/15/13..........       29,684         31,066
                       Government National Mtg. Assoc. 6.50% due 05/15/13..........       48,799         51,072
                       Government National Mtg. Assoc. 6.50% due 01/15/14..........      234,580        245,492
                       Government National Mtg. Assoc. 6.50% due 02/15/14..........       10,784         11,285
                       Government National Mtg. Assoc. 6.50% due 03/15/14..........      226,549        237,088
                       Government National Mtg. Assoc. 6.50% due 04/15/14..........      208,007        217,683
                       Government National Mtg. Assoc. 6.50% due 05/15/14..........        3,077          3,220
                       Government National Mtg. Assoc. 6.50% due 05/15/14..........      259,645        271,723
                       Government National Mtg. Assoc. 6.50% due 05/15/14..........      154,870        162,075
                       Government National Mtg. Assoc. 6.50% due 06/15/14..........        3,853          4,032
                       Government National Mtg. Assoc. 6.50% due 06/15/14..........        3,593          3,760
                       Government National Mtg. Assoc. 6.50% due 06/15/14..........        4,171          4,365
                       Government National Mtg. Assoc. 6.50% due 07/15/14..........        6,345          6,640
                       Government National Mtg. Assoc. 6.50% due 07/15/14..........        7,067          7,396
                       Government National Mtg. Assoc. 6.50% due 08/15/14..........        6,356          6,651

---------------------
    14

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 08/15/14..........  $   498,658   $    521,856
                       Government National Mtg. Assoc. 6.50% due 10/15/14..........          594            621
                       Government National Mtg. Assoc. 6.50% due 05/15/23..........       11,154         11,701
                       Government National Mtg. Assoc. 6.50% due 06/15/23..........       24,629         25,837
                       Government National Mtg. Assoc. 6.50% due 07/15/23..........       93,897         98,502
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........       12,649         13,269
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........       37,373         39,207
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........        1,652          1,733
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........       95,009         99,669
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........       51,653         54,187
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........       14,880         15,610
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........        6,665          6,992
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........       50,756         53,245
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........       39,069         40,985
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........       21,796         22,865
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........       69,463         72,870
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........       30,194         31,675
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........        7,929          8,318
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      180,528        189,383
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........       65,598         68,816
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........       14,636         15,354
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........       53,506         56,131
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........       21,137         22,174
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........       31,997         33,567
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........        1,911          2,005
                       Government National Mtg. Assoc. 6.50% due 03/15/26..........      149,356        156,500
                       Government National Mtg. Assoc. 6.50% due 02/15/27..........       18,115         18,985
                       Government National Mtg. Assoc. 6.50% due 12/15/27..........        2,165          2,267
                       Government National Mtg. Assoc. 6.50% due 12/15/27..........       19,063         19,964
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........        3,156          3,303
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........        2,505          2,622
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........        2,161          2,262
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........        7,627          7,984
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       13,267         13,888
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       15,295         16,011
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       10,230         10,709
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       16,336         17,101
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       17,676         18,504
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       31,312         32,779
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       12,443         13,026
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........        6,936          7,261
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       35,019         36,660
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........       29,892         31,293
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........        7,504          7,856
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........        9,507          9,953
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........       12,072         12,637
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........        4,037          4,226
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........       38,038         39,820
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........        7,641          7,999
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........       28,827         30,178
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........       33,806         35,391
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........        6,646          6,958
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........        3,404          3,564
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........          886            928
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........        7,011          7,339
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........        3,267          3,420
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       23,206         24,293
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       19,761         20,687
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       47,263         49,478
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       60,470         63,304

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........  $    11,074   $     11,593
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       15,810         16,551
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       22,546         23,603
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       28,196         29,518
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........        9,659         10,112
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........        8,740          9,150
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........        5,728          5,997
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........        4,169          4,365
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       11,582         12,128
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       78,244         81,934
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        3,447          3,608
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        4,726          4,947
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        5,410          5,663
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        6,051          6,334
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        9,894         10,357
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        4,081          4,272
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        4,870          5,098
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        4,142          4,336
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       24,254         25,390
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       52,575         55,038
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        8,474          8,871
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       23,392         24,488
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       27,382         28,665
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       15,856         16,599
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       23,578         24,683
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        6,550          6,857
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        7,164          7,500
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........        7,291          7,633
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       13,450         14,081
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........        2,443          2,557
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........        5,159          5,400
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........        3,210          3,360
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........        8,823          9,236
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........       10,249         10,729
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........       17,487         18,306
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........        7,515          7,867
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........       10,631         11,129
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........       22,926         24,000
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........      182,898        191,468
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........      155,454        162,739
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........       12,013         12,576
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........       37,893         39,669
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........        5,802          6,074
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........        3,516          3,681
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........        5,625          5,889
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        3,325          3,480
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        8,786          9,197
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        7,906          8,276
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       10,060         10,531
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        6,343          6,640
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       20,310         21,261
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        4,655          4,873
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       12,959         13,566
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       16,308         17,072
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       70,393         73,691
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       68,146         71,339
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........      104,029        108,904
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........      142,690        149,377
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       54,472         57,025
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       85,750         89,769

---------------------
    16

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........  $    35,431   $     37,092
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        3,434          3,595
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........       13,282         13,905
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........        5,029          5,265
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        3,725          3,899
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       11,801         12,353
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        8,699          9,106
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        4,423          4,630
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        3,674          3,846
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        3,503          3,667
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       16,229         16,989
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       16,654         17,434
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       35,456         37,117
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       17,865         18,702
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       13,468         14,099
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       63,261         66,225
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       14,961         15,662
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       35,341         36,997
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       46,544         48,725
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       81,583         85,406
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       37,430         39,184
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       38,752         40,568
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       70,098         73,383
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       99,259        103,911
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       12,417         12,999
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        3,669          3,841
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........       12,240         12,814
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        7,375          7,721
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        9,056          9,481
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        6,583          6,892
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        6,475          6,779
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        7,986          8,361
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........        3,768          3,944
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       14,658         15,344
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........        9,465          9,908
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       15,960         16,707
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........        7,113          7,446
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       18,571         19,441
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       56,074         58,701
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       40,107         41,986
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........        3,223          3,374
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       48,533         50,807
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       32,759         34,294
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       63,895         66,889
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........      128,450        134,469
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........      332,823        348,419
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       37,344         39,094
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       86,016         90,047
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       41,133         43,061
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       13,547         14,182
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       16,448         17,219
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       10,602         11,099
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       13,715         14,358
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........       14,653         15,340
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........        4,626          4,843
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........        8,461          8,858
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........        2,661          2,786
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........        4,298          4,500
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        5,607          5,869
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        4,831          5,057

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........  $     3,313   $      3,468
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        4,809          5,034
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        7,544          7,897
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        6,475          6,778
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        7,757          8,120
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        6,389          6,688
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        6,837          7,157
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       15,745         16,482
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        8,587          8,989
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        9,268          9,702
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       10,975         11,489
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       23,910         25,030
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        6,916          7,240
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       23,458         24,557
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       34,279         35,885
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        5,229          5,474
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........      115,824        121,251
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       64,641         67,670
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........      281,199        294,376
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        6,487          6,791
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        9,602         10,052
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       40,541         42,441
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       83,385         87,293
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       66,206         69,309
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        6,847          7,168
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       15,121         15,830
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       22,137         23,175
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        6,760          7,077
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       14,053         14,712
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        9,569         10,018
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        7,394          7,741
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        3,260          3,413
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        3,281          3,435
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        4,279          4,480
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........        4,663          4,884
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........        1,821          1,906
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........        4,582          4,796
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       16,532         17,306
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       24,988         26,158
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       14,266         14,934
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       10,592         11,088
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       34,891         36,525
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       37,233         38,977
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........        8,219          8,604
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       27,426         28,711
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       94,208         98,622
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       51,562         53,978
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........      120,085        125,712
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........      498,493        521,852
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........      433,785        454,112
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       26,738         27,991
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       48,226         50,486
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       51,382         53,790
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       22,148         23,186
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       29,273         30,645
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       77,577         81,213
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       21,504         22,512
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........       27,093         28,363
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........        1,962          2,054
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........        6,736          7,052

---------------------
    18

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........  $     4,924   $      5,155
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........        4,514          4,726
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       13,064         13,676
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       65,636         68,711
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       23,415         24,512
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........        7,193          7,530
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       24,951         26,120
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       21,065         22,052
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       35,129         36,775
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       16,134         16,890
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........      180,905        189,382
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........        4,246          4,445
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       26,156         27,382
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........        4,585          4,800
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       18,204         19,058
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       49,505         51,831
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........        2,318          2,427
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       88,539         92,709
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        1,157          1,211
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        3,421          3,581
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        5,770          6,040
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        9,100          9,526
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       12,065         12,630
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       29,224         30,593
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        9,349          9,787
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       46,507         48,686
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........      111,641        116,872
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        7,939          8,311
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       56,509         59,157
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       58,830         61,587
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       67,855         71,035
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       27,632         28,927
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       50,243         52,598
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       30,144         31,557
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        4,181          4,377
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       13,989         14,645
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........        5,267          5,514
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       71,220         74,561
                       Government National Mtg. Assoc. 6.50% due 01/15/29..........       23,000         24,059
                       Government National Mtg. Assoc. 6.50% due 01/15/29..........       12,701         13,286
                       Government National Mtg. Assoc. 6.50% due 01/15/29..........       45,845         47,957
                       Government National Mtg. Assoc. 6.50% due 01/15/29..........       39,132         40,935
                       Government National Mtg. Assoc. 6.50% due 01/15/29..........       23,997         25,103
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........       37,260         38,976
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........       48,767         51,014
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........       10,820         11,319
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........       23,803         24,933
                       Government National Mtg. Assoc. 6.50% due 03/15/29..........       48,238         50,460
                       Government National Mtg. Assoc. 6.50% due 03/15/29..........       66,448         69,509
                       Government National Mtg. Assoc. 6.50% due 03/15/29..........        5,704          5,967
                       Government National Mtg. Assoc. 6.50% due 04/15/29..........       62,645         65,531
                       Government National Mtg. Assoc. 6.50% due 04/15/29..........        9,028          9,444
                       Government National Mtg. Assoc. 6.50% due 04/15/29..........       51,432         53,802
                       Government National Mtg. Assoc. 6.50% due 04/15/29..........       12,032         12,587
                       Government National Mtg. Assoc. 6.50% due 05/15/29..........      473,196        494,994
                       Government National Mtg. Assoc. 6.50% due 05/15/29..........      224,336        234,671
                       Government National Mtg. Assoc. 6.50% due 05/15/29..........       13,169         13,776
                       Government National Mtg. Assoc. 6.50% due 06/15/29..........      106,875        111,798
                       Government National Mtg. Assoc. 6.50% due 06/15/29..........       92,205         96,453
                       Government National Mtg. Assoc. 6.50% due 01/15/31..........       17,641         18,446

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 03/15/31..........  $    16,599   $     17,356
                       Government National Mtg. Assoc. 6.50% due 03/15/31..........       47,553         49,722
                       Government National Mtg. Assoc. 6.50% due 03/15/31..........       29,779         31,138
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........       84,638         88,499
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........       71,588         74,854
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........       63,299         66,187
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........       20,792         21,741
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........       15,944         16,673
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........       37,017         38,705
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........       92,780         97,012
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........       58,228         60,884
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........      233,740        244,403
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........      143,882        150,446
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........       20,867         21,819
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........       47,494         49,661
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........        8,743          9,142
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........       54,290         56,776
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........      164,158        171,646
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........      145,534        152,173
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........      554,703        580,008
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........      105,654        110,474
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........       99,273        103,802
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........      499,050        521,851
                       Government National Mtg. Assoc. 6.50% due 07/15/31..........       18,130         18,957
                       Government National Mtg. Assoc. 6.50% due 07/15/31..........      305,995        319,954
                       Government National Mtg. Assoc. 6.50% due 07/15/31..........      194,556        203,432
                       Government National Mtg. Assoc. 6.50% due 08/15/31..........       46,738         48,870
                       Government National Mtg. Assoc. 6.50% due 08/15/31..........      300,815        314,538
                       Government National Mtg. Assoc. 6.50% due 08/15/31..........       82,308         86,063
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........       76,612         80,106
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........       25,630         26,799
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........      332,448        347,614
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........      183,067        191,419
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      103,938        108,679
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........       52,176         54,556
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........       72,759         76,078
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      120,087        125,565
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      306,636        320,625
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      237,666        248,509
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      122,958        128,568
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      163,131        170,604
                       Government National Mtg. Assoc. 6.50% due 11/15/31..........       74,134         77,516
                       Government National Mtg. Assoc. 6.50% due 11/15/31..........      259,969        271,829
                       Government National Mtg. Assoc. 6.50% due 11/15/31..........      142,691        149,201
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........       23,199         24,257
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........       16,532         17,286
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........       40,819         42,681
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........    2,397,422      2,506,791
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........      162,451        169,862
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........       85,540         89,443
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........      140,799        147,205
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........      374,486        391,525
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........      983,718      1,028,478
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........       35,471         37,085
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........       67,203         70,261
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........      160,731        168,045
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........       78,274         81,836
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........       53,723         56,168
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........      108,832        113,783
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........      160,160        167,447

---------------------
    20

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........  $   114,178   $    119,373
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........      238,943        249,815
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........       14,241         14,889
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........      144,819        151,409
                       Government National Mtg. Assoc. 6.50% due 03/15/32..........       11,677         12,208
                       Government National Mtg. Assoc. 6.50% due 03/15/32..........      200,574        209,700
                       Government National Mtg. Assoc. 6.50% due 03/15/32..........       65,863         68,860
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........       60,237         62,977
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........      138,534        144,837
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........      318,117        332,591
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........      180,064        188,257
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........       83,938         87,758
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........       48,743         50,960
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........       63,952         66,861
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........       38,554         40,308
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........       75,324         78,751
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........    1,247,150      1,303,895
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........      272,675        285,082
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........       91,577         95,744
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........      247,363        258,619
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........       67,816         70,902
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........       33,533         35,059
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........       31,043         32,456
                       Government National Mtg. Assoc. 6.50% due 01/15/33..........      647,804        677,311
                       Government National Mtg. Assoc. 6.50% due 07/15/34..........       34,031         35,569
                       Government National Mtg. Assoc. 7.00% due 03/15/09..........        7,104          7,368
                       Government National Mtg. Assoc. 7.00% due 06/15/09..........       11,288         11,707
                       Government National Mtg. Assoc. 7.00% due 09/15/10..........        9,135          9,513
                       Government National Mtg. Assoc. 7.00% due 01/15/11..........        8,477          8,859
                       Government National Mtg. Assoc. 7.00% due 01/15/11..........       29,773         31,115
                       Government National Mtg. Assoc. 7.00% due 03/15/11..........        2,121          2,216
                       Government National Mtg. Assoc. 7.00% due 03/15/11..........       63,392         66,251
                       Government National Mtg. Assoc. 7.00% due 04/15/11..........       10,060         10,513
                       Government National Mtg. Assoc. 7.00% due 04/15/11..........       31,245         32,653
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........       25,197         26,333
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........       29,269         30,589
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........        2,860          2,989
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........        2,027          2,119
                       Government National Mtg. Assoc. 7.00% due 07/15/11..........        2,219          2,319
                       Government National Mtg. Assoc. 7.00% due 07/15/11..........      105,613        110,374
                       Government National Mtg. Assoc. 7.00% due 08/15/11..........       19,479         20,357
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........          898            938
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........       26,755         27,961
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........      105,988        110,767
                       Government National Mtg. Assoc. 7.00% due 11/15/11..........       28,121         29,389
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........       12,663         13,233
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........       15,377         16,070
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........       66,061         69,039
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........        2,683          2,804
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........       32,105         33,553
                       Government National Mtg. Assoc. 7.00% due 01/15/12..........       24,079         25,266
                       Government National Mtg. Assoc. 7.00% due 01/15/12..........      193,202        202,731
                       Government National Mtg. Assoc. 7.00% due 12/15/12..........       45,326         47,562
                       Government National Mtg. Assoc. 7.00% due 11/15/23..........        2,270          2,415
                       Government National Mtg. Assoc. 7.00% due 12/15/23..........       60,142         63,987
                       Government National Mtg. Assoc. 7.00% due 11/15/27..........        3,274          3,473
                       Government National Mtg. Assoc. 7.00% due 11/15/27..........       64,891         68,845
                       Government National Mtg. Assoc. 7.00% due 12/15/27..........        4,286          4,547
                       Government National Mtg. Assoc. 7.00% due 12/15/27..........        6,204          6,582
                       Government National Mtg. Assoc. 7.00% due 01/15/28..........       11,910         12,627

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 7.00% due 01/15/28..........  $    59,982   $     63,596
                       Government National Mtg. Assoc. 7.00% due 01/15/28..........       80,030         84,852
                       Government National Mtg. Assoc. 7.00% due 02/15/28..........       44,134         46,793
                       Government National Mtg. Assoc. 7.00% due 02/15/28..........       87,401         92,667
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........       41,381         43,874
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........       64,320         68,195
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........      148,701        157,660
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........       30,758         32,612
                       Government National Mtg. Assoc. 7.00% due 05/15/28..........       24,790         26,283
                       Government National Mtg. Assoc. 7.00% due 05/15/28..........      110,796        117,472
                       Government National Mtg. Assoc. 7.00% due 06/15/28..........       54,547         57,833
                       Government National Mtg. Assoc. 7.00% due 06/15/28..........       43,524         46,146
                       Government National Mtg. Assoc. 7.00% due 06/15/28..........       36,795         39,012
                       Government National Mtg. Assoc. 7.00% due 07/15/28..........      190,873        202,373
                       Government National Mtg. Assoc. 7.00% due 07/15/28..........       92,224         97,781
                       Government National Mtg. Assoc. 7.00% due 07/15/28..........       40,640         43,089
                       Government National Mtg. Assoc. 7.00% due 07/15/28..........        5,190          5,503
                       Government National Mtg. Assoc. 7.00% due 07/15/28..........        4,605          4,883
                       Government National Mtg. Assoc. 7.00% due 08/15/28..........       65,151         69,076
                       Government National Mtg. Assoc. 7.00% due 08/15/28..........       30,822         32,679
                       Government National Mtg. Assoc. 7.00% due 08/15/28..........       66,240         70,231
                       Government National Mtg. Assoc. 7.00% due 08/15/28..........       61,575         65,285
                       Government National Mtg. Assoc. 7.00% due 09/15/28..........       38,079         40,373
                       Government National Mtg. Assoc. 7.00% due 09/15/28..........       23,353         24,760
                       Government National Mtg. Assoc. 7.00% due 09/15/28..........       53,149         56,352
                       Government National Mtg. Assoc. 7.00% due 10/15/28..........       58,253         61,763
                       Government National Mtg. Assoc. 7.00% due 11/15/28..........      102,868        109,066
                       Government National Mtg. Assoc. 7.00% due 11/15/28..........       31,366         33,256
                       Government National Mtg. Assoc. 7.00% due 12/15/28..........       27,602         29,265
                       Government National Mtg. Assoc. 7.00% due 03/15/29..........       21,081         22,337
                       Government National Mtg. Assoc. 7.00% due 04/15/29..........       14,382         15,239
                       Government National Mtg. Assoc. 7.00% due 04/15/29..........       66,309         70,262
                       Government National Mtg. Assoc. 7.00% due 04/15/29..........        9,632         10,207
                       Government National Mtg. Assoc. 7.00% due 05/15/29..........       49,973         52,952
                       Government National Mtg. Assoc. 7.00% due 07/15/29..........       48,633         51,532
                       Government National Mtg. Assoc. 7.00% due 09/15/29..........      177,206        187,768
                       Government National Mtg. Assoc. 7.00% due 09/15/29..........       50,357         53,359
                       Government National Mtg. Assoc. 7.00% due 10/15/29..........       88,956         94,259
                       Government National Mtg. Assoc. 7.00% due 12/15/29..........      317,533        336,542
                       Government National Mtg. Assoc. 7.00% due 10/15/31..........       44,250         46,871
                       Government National Mtg. Assoc. 7.00% due 04/15/32..........       92,786         98,275
                       Government National Mtg. Assoc. 7.50% due 01/15/22..........        1,120          1,208
                       Government National Mtg. Assoc. 7.50% due 01/15/22..........          393            424
                       Government National Mtg. Assoc. 7.50% due 11/15/22..........        5,280          5,695
                       Government National Mtg. Assoc. 7.50% due 01/15/23..........       75,284         81,187
                       Government National Mtg. Assoc. 7.50% due 01/15/23..........        6,286          6,779
                       Government National Mtg. Assoc. 7.50% due 02/15/23..........          347            374
                       Government National Mtg. Assoc. 7.50% due 02/15/23..........          831            896
                       Government National Mtg. Assoc. 7.50% due 03/15/23..........        1,550          1,671
                       Government National Mtg. Assoc. 7.50% due 03/15/23..........       50,893         54,883
                       Government National Mtg. Assoc. 7.50% due 03/15/23..........        1,284          1,385
                       Government National Mtg. Assoc. 7.50% due 04/15/23..........          922            994
                       Government National Mtg. Assoc. 7.50% due 05/15/23..........        1,687          1,819
                       Government National Mtg. Assoc. 7.50% due 05/15/23..........        3,970          4,281
                       Government National Mtg. Assoc. 7.50% due 06/15/23..........          840            905
                       Government National Mtg. Assoc. 7.50% due 06/15/23..........          448            483
                       Government National Mtg. Assoc. 7.50% due 07/15/23..........          442            476
                       Government National Mtg. Assoc. 7.50% due 07/15/23..........       56,397         60,819
                       Government National Mtg. Assoc. 7.50% due 07/15/23..........       42,070         45,369
                       Government National Mtg. Assoc. 7.50% due 07/15/23..........        2,493          2,689

---------------------
    22

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 7.50% due 08/15/23..........  $       791   $        853
                       Government National Mtg. Assoc. 7.50% due 10/15/23..........      475,615        512,906
                       Government National Mtg. Assoc. 7.50% due 10/15/23..........        3,286          3,544
                       Government National Mtg. Assoc. 7.50% due 10/15/23..........        2,442          2,634
                       Government National Mtg. Assoc. 7.50% due 11/15/23..........       27,012         29,130
                       Government National Mtg. Assoc. 7.50% due 05/15/24..........        9,152          9,851
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........       10,299         11,071
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........       14,286         15,357
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........       40,507         43,544
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........       35,998         38,697
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........       76,557         82,297
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........       54,749         58,854
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........      104,582        112,424
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........      117,229        126,020
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........       63,581         68,349
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........       83,162         89,399
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........       19,013         20,438
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........       37,144         39,929
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........       39,197         42,136
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........       32,008         34,408
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........      155,463        167,120
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........       79,924         85,917
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........       21,564         23,181
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........      132,835        142,796
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........       30,391         32,670
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........       54,487         58,573
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........      194,130        208,688
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........      156,867        168,631
                       Government National Mtg. Assoc. 7.50% due 03/15/27..........      857,814        920,768
                       Government National Mtg. Assoc. 7.50% due 10/15/27..........      519,241        557,348
                       Government National Mtg. Assoc. 7.50% due 11/15/27..........      166,793        179,034
                       Government National Mtg. Assoc. 7.50% due 02/15/29..........        2,287          2,452
                       Government National Mtg. Assoc. 7.50% due 04/15/29..........       51,577         55,295
                       Government National Mtg. Assoc. 7.50% due 04/15/29..........       23,256         24,933
                       Government National Mtg. Assoc. 7.50% due 06/15/29..........        8,000          8,576
                       Government National Mtg. Assoc. 7.50% due 07/15/29..........        2,821          3,024
                       Government National Mtg. Assoc. 7.50% due 07/15/29..........       28,802         30,878
                       Government National Mtg. Assoc. 7.50% due 07/15/29..........      143,714        154,075
                       Government National Mtg. Assoc. 7.50% due 08/15/29..........      189,488        203,149
                       Government National Mtg. Assoc. 7.50% due 08/15/29..........      142,534        152,810
                       Government National Mtg. Assoc. 7.50% due 08/15/29..........        1,472          1,579
                       Government National Mtg. Assoc. 7.50% due 09/15/29..........       10,856         11,638
                       Government National Mtg. Assoc. 7.50% due 09/15/29..........        7,188          7,706
                       Government National Mtg. Assoc. 7.50% due 09/15/29..........       50,590         54,238
                       Government National Mtg. Assoc. 7.50% due 09/15/29..........        6,973          7,476
                       Government National Mtg. Assoc. 7.50% due 09/15/29..........          429            460
                       Government National Mtg. Assoc. 7.50% due 10/15/29..........       47,103         50,498
                       Government National Mtg. Assoc. 7.50% due 10/15/29..........      142,849        153,148
                       Government National Mtg. Assoc. 7.50% due 11/15/29..........        3,836          4,112
                       Government National Mtg. Assoc. 7.50% due 11/15/29..........       14,868         15,939
                       Government National Mtg. Assoc. 7.50% due 11/15/29..........      131,586        141,072
                       Government National Mtg. Assoc. 7.50% due 11/15/29..........       69,955         74,999
                       Government National Mtg. Assoc. 8.00% due 09/15/29..........       20,156         21,793
                       Government National Mtg. Assoc. 8.00% due 10/15/29..........        3,358          3,631
                       Government National Mtg. Assoc. 8.00% due 11/15/29..........       10,637         11,501
                       Government National Mtg. Assoc. 8.00% due 12/15/29..........        6,998          7,566
                       Government National Mtg. Assoc. 8.00% due 12/15/29..........       24,774         26,786
                       Government National Mtg. Assoc. 8.00% due 12/15/29..........       30,552         33,034
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........        6,795          7,344
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........       21,250         22,968

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........  $    26,337   $     28,467
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........       41,678         45,049
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........       28,421         30,720
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........       17,675         19,105
                       Government National Mtg. Assoc. 8.00% due 03/15/30..........        1,665          1,799
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........       17,175         18,564
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........       30,786         33,276
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........      161,388        174,442
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........        7,677          8,298
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........       17,863         19,308
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........       27,079         29,270
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........        3,717          4,018
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........        3,664          3,961
                       Government National Mtg. Assoc. 8.00% due 05/15/30..........       29,500         31,886
                       Government National Mtg. Assoc. 8.00% due 05/15/30..........        2,066          2,234
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........       60,067         64,926
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........       14,324         15,483
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........        1,308          1,414
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........        7,004          7,572
                       Government National Mtg. Assoc. 8.00% due 07/15/30..........       16,069         17,369
                       Government National Mtg. Assoc. 8.00% due 07/15/30..........          482            521
                       Government National Mtg. Assoc. 8.00% due 07/15/30..........       18,927         20,459
                       Government National Mtg. Assoc. 8.00% due 08/15/30..........       14,789         15,985
                       Government National Mtg. Assoc. 8.00% due 08/15/30..........       20,677         22,350
                       Government National Mtg. Assoc. 8.00% due 08/15/30..........       38,707         41,839
                       Government National Mtg. Assoc. 8.00% due 09/15/30..........       30,001         32,428
                       Government National Mtg. Assoc. 8.00% due 09/15/30..........       25,672         27,750
                       Government National Mtg. Assoc. 8.00% due 10/15/30..........       29,866         32,282
                       Government National Mtg. Assoc. 8.00% due 11/15/30..........        9,881         10,680
                       Government National Mtg. Assoc. 8.00% due 11/15/30..........       17,292         18,691
                       Government National Mtg. Assoc. 8.00% due 12/15/30..........       15,816         17,095
                       Government National Mtg. Assoc. 8.00% due 02/15/31..........      170,867        184,596
                       Government National Mtg. Assoc. 8.00% due 02/15/31..........       21,754         23,503
                       Government National Mtg. Assoc. 8.00% due 03/15/31..........      136,808        147,801
                       Government National Mtg. Assoc. 10.00% due 01/20/14.........        6,226          6,923
                       Government National Mtg. Assoc. 10.00% due 03/20/14.........        7,171          7,975
                       Government National Mtg. Assoc. 10.00% due 06/20/14.........        2,656          2,953
                       Government National Mtg. Assoc. 10.00% due 07/20/14.........       19,802         22,020
                       Government National Mtg. Assoc. 10.00% due 04/20/16.........       51,049         57,137
                       Government National Mtg. Assoc. 10.00% due 05/20/16.........       21,698         24,286
                       Government National Mtg. Assoc. 10.00% due 08/20/16.........        4,797          5,369
                       Government National Mtg. Assoc. 10.00% due 01/20/17.........       15,827         17,778
                       Government National Mtg. Assoc. 10.00% due 02/20/17.........       28,993         32,566
                       Government National Mtg. Assoc. 10.00% due 03/20/17.........       14,686         16,426
                       Government National Mtg. Assoc. 12.00% due 01/20/16.........          651            730
                       Government National Mtg. Assoc. 12.75% due 07/15/14.........       36,084         40,702
                       Government National Mtg. Assoc. 13.50% due 09/20/14.........        2,363          2,697
                       Tennessee Valley Authority 4.38% due 06/15/15...............   18,800,000     18,936,883
                                                                                                   -------------
                                                                                                    376,198,439
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 26.2%
                       United States Treasury Bonds 5.38% due 02/15/31.............   49,200,000     58,056,000
                       United States Treasury Notes 1.50% due 03/31/06(5)..........   60,000,000     59,130,480
                       United States Treasury Notes 2.00% due 05/15/06.............   55,550,000     54,838,293
                       United States Treasury Notes 2.25% due 02/15/07.............   72,050,000     70,504,888
                       United States Treasury Notes 3.50% due 11/15/06.............    5,250,000      5,244,052
                                                                                                   -------------
                                                                                                    247,773,713
                                                                                                   -------------

---------------------
    24

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 0.3%
                       BellSouth Corp. 6.55% due 06/15/34..........................  $ 3,000,000   $  3,415,791
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $799,282,064).....................                 818,910,692
                                                                                                   -------------
                       FOREIGN BONDS & NOTES -- 3.2%
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 1.1%
                       Coca-Cola HBC Finance BV 5.13% due 09/17/13.................    5,000,000      5,211,920
                       Diageo Capital, PLC 6.13% due 08/15/05......................    5,000,000      5,014,355
                                                                                                   -------------
                                                                                                     10,226,275
                                                                                                   -------------
                       FINANCE -- 0.4%
                       Axa 8.60% due 12/15/30......................................    3,000,000      4,085,334
                                                                                                   -------------
                       FOREIGN GOVERNMENT BONDS -- 0.5%
                       Province of British Columbia 4.63% due 10/03/06.............    5,000,000      5,055,665
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*..........    3,839,437      4,064,312
                                                                                                   -------------
                       UTILITIES -- 0.8%
                       Hydro-Quebec, Series HY 8.40% due 01/15/22..................    5,000,000      7,110,065
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $27,108,979)..............                  30,541,651
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $873,906,705)...                 897,129,953
                                                                                                   -------------
                       SHORT-TERM INVESTMENT SECURITIES -- 2.6%
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 2.6%
                       Federal Home Loan Bank Cons. Disc. Notes 2.68% due 07/13/05
                         (cost $24,974,250)........................................   25,000,000     24,974,250
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 6.2%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account(3)(4)
                         (cost $58,840,000)........................................  $58,840,000   $ 58,840,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $957,720,955)@                          103.6%                     980,944,203
                       Liabilities in excess of other assets --         (3.6)                     (34,309,204)
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $946,634,999
                                                                       ======                    =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005, the aggregate value of these securities was $10,289,412 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 6 for cost of investments on a tax basis.
              (1) Commercial Mortgage-Backed Security
              (2) Collateralized Mortgage Obligation
              (3) See Note 2 for details of Joint Repurchase Agreement.
              (4) The security or a portion thereof represents collateral for open futures contracts.
              (5) The security or a portion thereof represents collateral for
                  TBAs.
              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                       UNREALIZED
                        NUMBER OF                                        EXPIRATION     VALUE AT      VALUE AS OF     APPRECIATION
                        CONTRACTS              DESCRIPTION                  DATE       TRADE DATE    JUNE 30, 2005   (DEPRECIATION)
                       ------------------------------------------------------------------------------------------------------------
                       417   Short  U.S. Treasury 5 YR Note            September 2005  $45,310,852    $45,407,418       $(96,566)
                                                                                                                        ========

              See Notes to Financial Statements

---------------------
    26

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION PORTFOLIO  PORTFOLIO PROFILE -- JUNE 30, 2005
                                                          (UNAUDITED)

INDUSTRY ALLOCATION*

      U.S. Government Agencies......................   16.9%
      Finance.......................................   15.2
      Information Technology........................    9.4
      Healthcare....................................    8.6
      Energy........................................    8.1
      Information & Entertainment...................    7.8
      Industrial & Commercial.......................    7.3
      Real Estate...................................    5.5
      Consumer Staples..............................    4.8
      Repurchase Agreement..........................    4.2
      Consumer Discretionary........................    3.6
      Utilities.....................................    2.6
      Materials.....................................    2.3
      U.S. Government Obligations...................    2.2
      Education.....................................    0.7
      Foreign Government Bonds......................    0.3
                                                       -----
                                                       99.5%
                                                       =====

    -------------------
     * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION PORTFOLIO             INVESTMENT PORTFOLIO -- JUNE 30, 2005
                                                                     (UNAUDITED)

                                                                                                        VALUE
                       COMMON STOCK -- 60.6%                                            SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.6%
                       Apparel & Textiles -- 0.3%
                       Columbia Sportswear Co.+....................................         2,100   $    103,719
                       Jones Apparel Group, Inc. ..................................        16,600        515,264
                       Kellwood Co. ...............................................         3,200         86,080
                       NIKE, Inc., Class B.........................................        10,800        935,280



                       Automotive -- 0.9%
                       Copart, Inc. ...............................................         1,400         33,320
                       General Motors Corp. .......................................        15,600        530,400
                       Magna International, Inc., Class A..........................        21,900      1,540,446
                       PACCAR, Inc. ...............................................        25,125      1,708,500
                       Superior Industries International, Inc. ....................         3,800         90,060
                       Toyota Motor Corp. Sponsored ADR............................         2,100        150,129



                       Housing & Household Durables -- 0.4%
                       D.R. Horton, Inc. ..........................................        23,533        885,076
                       KB Home Corp. ..............................................         3,500        266,805
                       Monaco Coach Corp. .........................................        13,300        228,627
                       Simpson Manufacturing Co., Inc. ............................         9,000        274,950



                       Retail -- 2.0%
                       Blue Nile, Inc.+............................................         1,000         32,690
                       Costco Wholesale Corp. .....................................        51,600      2,312,712
                       Gap, Inc. ..................................................        71,000      1,402,250
                       Kohl's Corp.+...............................................        22,000      1,230,020
                       May Department Stores Co. ..................................        11,400        457,824
                       Movie Gallery, Inc. ........................................         9,000        237,870
                       Neiman Marcus Group, Inc., Class A..........................        18,600      1,802,712
                       Restoration Hardware, Inc.+.................................         2,000         16,360
                       Tiffany & Co. ..............................................        43,100      1,411,956
                       Wal-Mart de Mexico SA de CV ADR.............................        18,300        742,980
                                                                                                    -------------
                                                                                                      16,996,030
                                                                                                    -------------
                       CONSUMER STAPLES -- 4.2%
                       Food, Beverage & Tobacco -- 1.6%
                       Altria Group, Inc. .........................................         9,900        640,134
                       Connors Bros. Income Fund(6)................................        17,600        216,911
                       Dean Foods Co.+.............................................         3,300        116,292
                       Diageo, PLC Sponsored ADR...................................         9,400        557,420
                       Fresh Del Monte Produce, Inc. ..............................         7,000        188,440
                       John B. Sanfilippo & Son, Inc.+.............................         7,900        182,174
                       Kroger Co.+.................................................       132,100      2,513,863
                       National Beverage Corp.+....................................           600          4,788
                       PepsiCo, Inc. ..............................................        61,900      3,338,267
                       Treehouse Foods, Inc. ......................................           660         18,817



                       Household & Personal Products -- 2.6%
                       Avon Products, Inc. ........................................       119,000      4,504,150
                       Central Garden & Pet Co.+...................................         3,000        147,360
                       Clorox Co. .................................................         4,500        250,740
                       Estee Lauder Cos., Inc., Class A............................        39,600      1,549,548
                       HNI Corp. ..................................................        13,100        670,065

---------------------
    28

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       Household & Personal Products (continued)
                       Jarden Corp.+...............................................         3,100   $    167,152
                       Kimberly-Clark Corp. .......................................        28,400      1,777,556
                       Lennox International, Inc. .................................         5,600        118,552
                       Procter & Gamble Co. .......................................        56,400      2,975,100
                                                                                                    -------------
                                                                                                      19,937,329
                                                                                                    -------------



                       EDUCATION -- 0.7%
                       Education -- 0.7%
                       Apollo Group, Inc., Class A+................................        44,000      3,441,680
                                                                                                    -------------



                       ENERGY -- 6.8%
                       Energy Services -- 3.8%
                       Baker Hughes, Inc. .........................................        22,000      1,125,520
                       FPL Group, Inc. ............................................        96,900      4,075,614
                       GlobalSantaFe Corp. ........................................        75,400      3,076,320
                       Nabors Industries, Ltd.+....................................        35,800      2,170,196
                       Pinnacle West Capital Corp. ................................        63,400      2,818,130
                       Schlumberger, Ltd. .........................................        37,800      2,870,532
                       Tesoro Petroleum Corp.+.....................................        10,600        493,112
                       Tidewater, Inc. ............................................        16,800        640,416
                       Valero Energy Corp. ........................................         9,782        773,854



                       Energy Sources -- 3.0%
                       Apache Corp. ...............................................         5,000        323,000
                       Bonavista Energy Trust(6)...................................         7,000        177,342
                       BP, PLC Sponsored ADR.......................................        56,100      3,499,518
                       ChevronTexaco Corp. ........................................        20,600      1,151,952
                       Cimarex Energy Co.+.........................................        12,400        482,484
                       Comstock Resources, Inc.+...................................         8,900        225,081
                       ConocoPhillips..............................................         9,880        568,001
                       Encore Acquisition Co.+.....................................         4,200        172,200
                       Exxon Mobil Corp. ..........................................        51,900      2,982,693
                       Harvest Energy Trust(6).....................................         4,300         94,936
                       Headwaters, Inc.+...........................................         2,600         89,388
                       Noble Energy, Inc. .........................................         8,700        658,155
                       Occidental Petroleum Corp. .................................         3,800        292,334
                       Peyto Energy Trust(6).......................................           200          4,775
                       Royal Dutch Petroleum Co. NY................................        26,000      1,687,400
                       St. Mary Land & Exploration Co. ............................         7,700        223,146
                       Stone Energy Corp.+.........................................         4,200        205,380
                       Tri-Union Development Corp.+(3)(9)..........................           295              3
                       Tribo Petroleum Corp., Class A+(3)(9).......................           500              5
                       Unocal Corp. ...............................................        19,500      1,268,475
                       Vermilion Energy Trust(6)...................................        10,200        194,476
                       Zargon Energy Trust(6)......................................         3,500         71,588
                                                                                                    -------------
                                                                                                      32,416,026
                                                                                                    -------------



                       FINANCE -- 11.7%
                       Banks -- 4.6%
                       Bank of America Corp. ......................................       146,432      6,678,763
                       Banner Corp. ...............................................         6,400        179,264
                       Capital Corp. of the West...................................         5,040        139,860
                       City National Corp. ........................................         2,600        186,446
                       Dime Community Bancorp, Inc. ...............................         7,400        112,480
                       East-West Bancorp, Inc. ....................................         6,900        231,771
                       Flagstar Bancorp, Inc. .....................................         7,700        145,761
                       Greater Bay Bancorp.........................................         5,100        134,487
                       Key Corp. ..................................................           400         13,260
                       North Fork Bancorp., Inc. ..................................       103,204      2,899,000

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Oriental Financial Group, Inc. .............................        11,960   $    182,510
                       Pacific Capital Bancorp.....................................         1,866         69,191
                       TCF Financial Corp. ........................................        73,100      1,891,828
                       U.S. Bancorp................................................        34,200        998,640
                       UCBH Holdings, Inc. ........................................         2,000         32,480
                       USB Holding Co., Inc. ......................................         5,750        134,550
                       Wachovia Corp. .............................................        55,800      2,767,680
                       Washington Federal, Inc. ...................................        43,859      1,031,564
                       Wells Fargo & Co. ..........................................        72,165      4,443,921



                       Financial Services -- 3.4%
                       A.G. Edwards, Inc. .........................................        13,400        605,010
                       Allied Capital Corp. .......................................        11,500        334,765
                       Charles Schwab Corp. .......................................        23,300        262,824
                       Citigroup, Inc. ............................................        99,600      4,604,508
                       Countrywide Financial Corp. ................................        24,700        953,667
                       Franklin Resources, Inc. ...................................         9,200        708,216
                       Freddie Mac.................................................        62,200      4,057,306
                       J.P. Morgan Chase & Co. ....................................        99,500      3,514,340
                       Morgan Stanley..............................................         8,700        456,489
                       Paychex, Inc. ..............................................         7,500        244,050
                       Piper Jaffray Cos., Inc.+...................................           400         12,172
                       T. Rowe Price Group, Inc. ..................................         5,300        331,780
                       United PanAm Financial Corp.+...............................           800         21,928



                       Insurance -- 3.7%
                       ACE, Ltd. ..................................................        63,100      2,830,035
                       AFLAC, Inc. ................................................        22,300        965,144
                       Allstate Corp. .............................................       120,500      7,199,875
                       Ambac Financial Group, Inc. ................................         6,400        446,464
                       Fidelity National Financial, Inc. ..........................        45,428      1,621,326
                       HCC Insurance Holdings, Inc. ...............................        45,700      1,730,659
                       MGIC Investment Corp. ......................................         7,301        476,171
                       Navigators Group, Inc.+.....................................         6,200        214,334
                       PMI Group, Inc. ............................................         8,635        336,592
                       RenaissanceRe Holdings, Ltd. ...............................           900         44,316
                       Safety Insurance Group, Inc. ...............................         4,200        141,792
                       StanCorp Financial Group, Inc. .............................         4,700        359,926
                       State Auto Financial Corp. .................................         2,100         65,184
                       Stewart Information Services Corp. .........................         4,900        205,800
                       United Fire & Casualty Co. .................................         3,200        142,144
                       XL Capital, Ltd., Class A...................................        11,900        885,598
                                                                                                    -------------
                                                                                                      56,045,871
                                                                                                    -------------



                       HEALTHCARE -- 7.5%
                       Drugs -- 3.8%
                       Abbott Laboratories.........................................        17,550        860,125
                       Allergan, Inc. .............................................         4,300        366,532
                       AmerisourceBergen Corp. ....................................         3,000        207,450
                       Amgen, Inc.+................................................         5,400        326,484
                       Amylin Pharmaceuticals, Inc.+...............................         1,300         27,209
                       Andrx Corp.+................................................        19,000        385,890
                       Bradley Pharmaceuticals, Inc.+..............................        14,700        158,025
                       Bristol-Myers Squibb Co. ...................................        60,300      1,506,294
                       Cardinal Health, Inc. ......................................        54,100      3,115,078
                       Corixa Corp.+...............................................        22,300         97,674
                       CV Therapeutics, Inc. ......................................           700         15,694
                       Dendreon Corp.+.............................................         7,900         41,317
                       Eden Bioscience Corp.+......................................         8,100          6,237

---------------------
    30

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Express Scripts, Inc.+......................................        29,600   $  1,479,408
                       Gene Logic, Inc.+...........................................        40,000        132,400
                       ICOS Corp.+.................................................         6,100        129,137
                       Kos Pharmaceuticals, Inc. ..................................         3,500        229,250
                       Lannett Co., Inc.+..........................................        13,900         72,558
                       Merck & Co., Inc. ..........................................        31,400        967,120
                       Mylan Laboratories, Inc. ...................................        35,200        677,248
                       Pfizer, Inc. ...............................................       142,700      3,935,666
                       Teva Pharmaceutical Industries, Ltd., Sponsored ADR.........       101,600      3,163,824
                       Watson Pharmaceuticals, Inc.+...............................         7,300        215,788



                       Health Services -- 1.3%
                       Caremark Rx, Inc.+..........................................         3,000        133,560
                       Covance, Inc.+..............................................        34,700      1,556,989
                       Davita, Inc. ...............................................           700         31,836
                       HCA, Inc. ..................................................        17,000        963,390
                       Health Net, Inc.+...........................................         2,000         76,320
                       IMS Health, Inc. ...........................................        58,601      1,451,547
                       Kindred Healthcare, Inc.+...................................         4,300        170,323
                       Neurocrine Biosciences, Inc.+...............................         1,700         71,502
                       ResMed, Inc.+...............................................         2,700        178,173
                       Universal Health Services, Inc., Class B....................        11,700        727,506
                       VCA Antech, Inc.+...........................................         4,700        113,975
                       Weight Watchers International, Inc.+........................        14,600        753,506



                       Medical Products -- 2.4%
                       Affymetrix, Inc.+...........................................         1,300         70,109
                       Applied Biosystems Group -- Applera Corp. ..................         4,700         92,449
                       Baxter International, Inc. .................................        49,000      1,817,900
                       Becton Dickinson & Co. .....................................         7,700        404,019
                       Cooper Cos., Inc. ..........................................           100          6,086
                       Edwards Lifesciences Corp.+.................................         2,100         90,342
                       Genentech, Inc.+............................................         3,900        313,092
                       Johnson & Johnson...........................................        64,700      4,205,500
                       Martek Biosciences Corp. ...................................           600         22,770
                       Medtronic, Inc. ............................................        67,300      3,485,467
                       Microvision, Inc.+..........................................         4,500         22,950
                       OraSure Technologies, Inc.+.................................        24,600        245,754
                       Smith & Nephew, PLC.........................................         3,000        148,230
                       SonoSite, Inc.+.............................................        11,700        363,168
                       Varian Medical Systems, Inc.+...............................         6,200        231,446
                       Zimmer Holdings, Inc.+......................................         1,500        114,255
                                                                                                    -------------
                                                                                                      35,978,572
                                                                                                    -------------



                       INDUSTRIAL & COMMERCIAL -- 6.4%
                       Aerospace & Military Technology -- 1.7%
                       Boeing Co. .................................................        69,200      4,567,200
                       DRS Technologies, Inc.+.....................................         4,300        220,504
                       General Dynamics Corp. .....................................         4,900        536,746
                       Lockheed Martin Corp. ......................................        28,000      1,816,360
                       Northrop Grumman Corp. .....................................        16,500        911,625



                       Business Services -- 1.5%
                       Acxiom Corp. ...............................................        11,900        248,472
                       Allied Waste Industries, Inc. ..............................        24,900        197,457
                       Convergys Corp.+............................................         6,000         85,320
                       Duratek, Inc.+..............................................         9,600        222,528
                       Fair Issac Corp. ...........................................         7,050        257,325
                       First Data Corp. ...........................................        98,900      3,969,846
                       Getty Images, Inc.+.........................................         4,900        363,874

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Griffon Corp.+..............................................         6,100   $    135,420
                       Jacobs Engineering Group, Inc.+.............................         4,500        253,170
                       Republic Services, Inc. ....................................        17,100        615,771
                       Robert Half International, Inc. ............................         9,000        224,730
                       Waste Management, Inc. .....................................        14,000        396,760



                       Electrical Equipment -- 0.1%
                       Rockwell Automation, Inc. ..................................        11,500        560,165



                       Machinery -- 0.3%
                       CARBO Ceramics, Inc. .......................................           300         23,688
                       Cascade Corp. ..............................................         3,800        164,350
                       Federal Signal Corp. .......................................        19,100        297,960
                       Lincoln Electric Holdings, Inc. ............................        19,000        629,850
                       Teleflex, Inc. .............................................         7,800        463,086



                       Multi-Industry -- 2.2%
                       Avery Dennison Corp. .......................................           600         31,776
                       Dionex Corp.+...............................................         4,800        209,328
                       General Electric Co. .......................................        96,300      3,336,795
                       Honeywell International, Inc. ..............................        93,000      3,406,590
                       Tyco International, Ltd. ...................................       125,000      3,650,000



                       Transportation -- 0.6%
                       A/S Dampskibsselskabet Torm ADR.............................         4,000        214,992
                       Autoliv, Inc. ..............................................        14,400        630,720
                       Expeditors International of Washington, Inc. ...............         7,000        348,670
                       Genesee & Wyoming, Inc., Class A+...........................         4,700        127,887
                       Greenbrier Cos., Inc. ......................................         9,200        249,320
                       OMI Corp. ..................................................         8,600        163,486
                       Tenneco Automotive, Inc. ...................................        15,900        264,576
                       United Parcel Service, Inc., Class B........................         9,400        650,104
                                                                                                    -------------
                                                                                                      30,446,451
                                                                                                    -------------



                       INFORMATION & ENTERTAINMENT -- 4.9%
                       Broadcasting & Media -- 1.6%
                       Comcast Corp., Class A+.....................................        46,014      1,412,630
                       Comcast Corp., Special Class A+.............................        61,200      1,832,940
                       Liberty Media Corp.+........................................       157,100      1,600,849
                       McClatchy Co., Class A......................................         1,100         71,984
                       Univision Communications, Inc., Class A+....................        10,000        275,500
                       Viacom, Inc., Class A.......................................        21,700        699,174
                       Viacom, Inc., Class B.......................................        45,000      1,440,900
                       Walt Disney Co. ............................................         9,000        226,620



                       Entertainment Products -- 0.7%
                       Knight-Ridder, Inc. ........................................         4,000        245,360
                       Mattel, Inc. ...............................................       166,300      3,043,290
                       RC2 Corp.+..................................................         4,200        157,794
                       Readers Digest Association, Inc. ...........................        12,200        201,300



                       Leisure & Tourism -- 2.6%
                       Alaska Air Group, Inc.+.....................................        21,800        648,550
                       AMR Corp.+..................................................        47,000        569,170
                       Carmike Cinemas, Inc. ......................................         4,900        150,332
                       Carnival Corp. .............................................       108,200      5,902,310
                       Cathay Pacific Airways, Ltd. ...............................        23,000        208,150
                       Continental Airlines, Inc., Class B+........................        39,500        524,560
                       Delta Air Lines, Inc. ......................................        31,900        119,944
                       Harrah's Entertainment, Inc. ...............................        14,200      1,023,394

---------------------
    32

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Hilton Hotels Corp. ........................................        14,700   $    350,595
                       McDonald's Corp. ...........................................        13,700        380,175
                       Northwest Airlines Corp. ...................................        51,500        234,840
                       Papa John's International, Inc.+............................         5,100        203,847
                       Starbucks Corp.+............................................         7,500        387,450
                       WestCoast Hospitality Corp.+................................        32,700        224,649
                       Yum! Brands, Inc. ..........................................        26,900      1,400,952
                                                                                                    -------------
                                                                                                      23,537,259
                                                                                                    -------------



                       INFORMATION TECHNOLOGY -- 7.6%
                       Communication Equipment -- 0.1%
                       Nokia Oyj Sponsored ADR.....................................        38,800        645,632
                       Polycom, Inc.+..............................................           200          2,982



                       Computers & Business Equipment -- 1.8%
                       Advanced Digital Information Corp.+.........................        29,300        222,680
                       Diebold, Inc. ..............................................        24,400      1,100,684
                       Electronics for Imaging, Inc.+..............................        17,500        368,200
                       Geac Computer Corp., Ltd.+..................................        32,500        283,075
                       Hewlett-Packard Co. ........................................       123,700      2,908,187
                       InFocus Corp.+..............................................         1,000          4,140
                       International Business Machines Corp. ......................        44,800      3,324,160
                       RadiSys Corp.+..............................................         8,700        140,505
                       Synopsys, Inc.+.............................................        24,800        413,416



                       Electronics -- 1.9%
                       Applied Materials, Inc.+....................................         5,800         93,844
                       Arrow Electronics, Inc.+....................................        11,500        312,340
                       Axcelis Technologies, Inc.+.................................        23,800        163,268
                       Credence Systems Corp.+.....................................        29,300        265,165
                       Cubic Corp. ................................................         6,900        122,406
                       Electro Scientific Industries, Inc.+........................         7,000        125,160
                       FEI Co.+....................................................         5,000        114,050
                       Freescale Semiconductor, Inc.+..............................        17,764        376,241
                       Hutchinson Technology, Inc.+................................         5,100        196,401
                       Intel Corp. ................................................       143,700      3,744,822
                       KLA-Tencor Corp.+...........................................         2,300        100,510
                       Lattice Semiconductor Corp.+................................        18,700         83,028
                       LSI Logic Corp.+............................................         9,000         76,410
                       Microchip Technology, Inc. .................................        77,050      2,282,221
                       Novellus Systems, Inc.+.....................................           600         14,826
                       OmniVision Technologies, Inc.+..............................        15,600        212,004
                       Pixelworks, Inc.+...........................................        20,400        175,032
                       Tektronix, Inc. ............................................        20,000        465,400
                       Trimble Navigation, Ltd.+...................................           800         31,176
                       TriQuint Semiconductor, Inc.+...............................        13,700         45,621



                       Internet Content -- 0.1%
                       Art Technology Group, Inc.+.................................        97,275        102,139
                       SupportSoft, Inc.+..........................................         1,900          9,861
                       Symantec Corp.+.............................................           500         10,870
                       WatchGuard Technologies, Inc.+..............................        15,700         61,544



                       Software -- 2.2%
                       Actuate Corp.+..............................................        10,600         19,822
                       Adobe Systems, Inc. ........................................        19,800        566,676
                       Atari, Inc.+................................................        62,900        174,862
                       BMC Software, Inc.+.........................................        26,200        470,290
                       Computer Associates International, Inc. ....................       124,300      3,415,764
                       Electronic Arts, Inc.+......................................         1,500         84,915

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software (continued)
                       Macromedia, Inc. ...........................................         1,600   $     61,152
                       Microsoft Corp. ............................................       184,400      4,580,496
                       Network Appliance, Inc.+....................................         4,400        124,388
                       Quest Software, Inc.+.......................................         7,000         95,410
                       Siebel Systems, Inc.+.......................................       121,900      1,084,910
                       Sybase, Inc.+...............................................         4,100         75,235



                       Telecommunications -- 1.5%
                       Asia Satellite Telecommunication Holdings, Ltd., Sponsored
                         ADR.......................................................         8,800        154,968
                       Cisco Systems, Inc.+........................................        16,000        305,760
                       Harris Corp. ...............................................        20,000        624,200
                       Mobile Telesystems Sponsored ADR............................        12,500        420,625
                       Motorola, Inc. .............................................       130,000      2,373,800
                       Nextel Partners, Inc., Class A+.............................        11,600        291,972
                       SBC Communications, Inc. ...................................        67,400      1,600,750
                       United States Cellular Corp.+...............................         3,600        179,784
                       USA Mobility, Inc.+.........................................         6,200        182,032
                       Verizon Communications, Inc. ...............................        12,100        418,055
                       Vodafone Group, PLC Sponsored ADR...........................        24,500        595,840
                                                                                                    -------------
                                                                                                      36,499,706
                                                                                                    -------------



                       MATERIALS -- 1.9%
                       Chemicals -- 0.5%
                       Cabot Corp. ................................................        19,700        650,100
                       Dow Chemical Co. ...........................................        10,900        485,377
                       Lubrizol Corp. .............................................         5,400        226,854
                       Monsanto Co. ...............................................         7,800        490,386
                       Valspar Corp. ..............................................        13,200        637,428



                       Forest Products -- 0.3%
                       Plum Creek Timber Co., Inc. ................................        23,200        842,160
                       Timberwest Forest Corp.(6)..................................        11,000        132,248
                       Weyerhaeuser Co. ...........................................         6,000        381,900



                       Metals & Minerals -- 1.1%
                       Alcoa, Inc. ................................................        87,500      2,286,375
                       Cemex SA de CV, Sponsored ADR...............................        16,700        708,414
                       Century Aluminum Co.+.......................................         8,400        171,360
                       Fording Canadian Coal Trust(6)..............................         1,600        147,520
                       Goldcorp, Inc. .............................................         9,600        151,488
                       Inmet Mining Corp. .........................................         8,700        112,549
                       Kingsgate Consolidated, Ltd.(3).............................       125,000        269,109
                       Metal Management, Inc. .....................................        14,900        288,315
                       Minara Resources, Ltd.(3)...................................       141,500        222,490
                       Oregon Steel Mills, Inc.+...................................         7,900        135,959
                       Precision Castparts Corp. ..................................         2,400        186,960
                       Randgold Resources, Ltd. ADR+...............................        17,900        251,674
                       Schnitzer Steel Industries, Inc., Class A...................        10,250        242,925
                       Suburban Propane Partners LP(6).............................         3,600        128,808
                                                                                                    -------------
                                                                                                       9,150,399
                                                                                                    -------------



                       REAL ESTATE -- 4.4%
                       Real Estate Companies -- 0.0%
                       St. Joe Co. ................................................         2,200        179,388



                       Real Estate Investment Trusts -- 4.4%
                       Alexandria Real Estate Equities, Inc. ......................        10,600        778,570
                       AMB Property Corp. .........................................        20,200        877,286
                       Arden Realty Group, Inc. ...................................         8,300        298,634
                       AvalonBay Communities, Inc. ................................         8,400        678,720

---------------------
    34

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts (continued)
                       Boston Properties, Inc. ....................................         5,500   $    385,000
                       Capital Automotive REIT.....................................        12,900        492,393
                       CarrAmerica Realty Corp. ...................................        11,900        430,542
                       Corporate Office Properties Trust...........................        27,500        809,875
                       Developers Diversified Realty Corp. ........................        15,400        707,784
                       Duke Realty Corp. ..........................................        12,000        379,920
                       Entertainment Properties Trust..............................         4,100        188,600
                       Equity Inns, Inc. ..........................................        32,900        437,570
                       Equity Office Properties Trust..............................        30,900      1,022,790
                       Equity One, Inc. ...........................................         7,000        158,900
                       Equity Residential..........................................        28,300      1,042,006
                       General Growth Properties, Inc. ............................        33,400      1,372,406
                       Global Signal, Inc. ........................................         5,100        192,015
                       Health Care Property Investors, Inc. .......................        50,600      1,368,224
                       Healthcare Realty Trust, Inc. ..............................         7,600        293,436
                       Hospitality Properties Trust................................        14,000        616,980
                       Host Marriott Corp. ........................................        15,700        274,750
                       iStar Financial, Inc. ......................................         7,500        311,925
                       Kimco Realty Corp. .........................................        12,400        730,484
                       Macerich Co. ...............................................        13,100        878,355
                       Mills Corp. ................................................        12,700        772,033
                       Nationwide Health Properties, Inc. .........................        27,200        642,192
                       Pan Pacific Retail Properties, Inc. ........................         7,700        511,126
                       ProLogis....................................................        15,500        623,720
                       Public Storage, Inc. .......................................         5,800        366,850
                       Redwood Trust, Inc. ........................................         3,200        165,120
                       Simon Property Group, Inc. .................................        16,400      1,188,836
                       SL Green Realty Corp. ......................................         5,900        380,550
                       Sovran Self Storage, Inc. ..................................         2,200        100,012
                       United Dominion Realty Trust, Inc. .........................        23,300        560,365
                       Vornado Realty Trust........................................         7,300        586,920
                       Winston Hotels, Inc. .......................................         9,400        105,844
                                                                                                    -------------
                                                                                                      20,910,121
                                                                                                    -------------



                       UTILITIES -- 0.9%
                       Electric Utilities -- 0.9%
                       NiSource, Inc. .............................................        74,800      1,849,804
                       Southern Co. ...............................................        68,000      2,357,560
                                                                                                    -------------
                                                                                                       4,207,364
                                                                                                    -------------
                       TOTAL COMMON STOCK (cost $247,489,073)......................                  289,566,808
                                                                                                    -------------

                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 1.7%                                  AMOUNT
                       ------------------------------------------------------------------------------------------
                       FINANCE -- 1.7%
                       Bank of America Mtg. Securities, Inc., Series 2004-4 2A1
                         5.50% due 05/25/34(4).....................................  $  1,590,370      1,600,604
                       Countrywide Home Loans, Series 2003-13T1 A1 4.00% due
                         08/25/33(4)...............................................       548,593        539,954
                       Countrywide Home Loans, Series 2003-20 A1 5.00% due
                         11/25/18(4)...............................................     1,087,861      1,093,994
                       Countrywide Home Loans, Series 2004-4 A5 5.25% due
                         05/25/34(4)...............................................     1,500,000      1,515,650
                       Credit Suisse First Boston Mtg. Securities Corp., Series
                         2003-8 1A1 5.75% due 04/25/33(4)                               1,315,300      1,339,304
                       Vendee Mtg. Trust, Series 2000-3 2H 7.50% due 11/15/14(4)...     1,718,000      1,768,630
                       WFS Financial Owner Trust, Series 2004-3 A4 3.93% due
                         02/17/12..................................................       250,000        248,475
                                                                                                    -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $8,204,487).............                    8,106,611
                                                                                                    -------------

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES -- 31.3%                                           AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Ford Motor Co. 6.38% due 02/01/29...........................  $    200,000   $    154,204
                                                                                                    -------------
                       CONSUMER STAPLES -- 0.6%
                       ConAgra, Inc. 8.25% due 09/15/30............................     1,500,000      2,066,378
                       Fred Meyer, Inc. 7.45% due 03/01/08.........................       800,000        860,543
                                                                                                    -------------
                                                                                                       2,926,921
                                                                                                    -------------
                       ENERGY -- 0.7%
                       Covanta Energy Corp. 8.25% due 03/15/11.....................       776,736        703,917
                       Covanta Energy Corp. Escrow 9.25% due 03/01/22+(3)(9).......     1,500,000              0
                       Hanover Compressor Co. 4.75% due 03/15/08                          750,000        720,000
                       Petrobas International Finance Co. 9.75% due 07/06/11.......     1,500,000      1,777,500
                                                                                                    -------------
                                                                                                       3,201,417
                                                                                                    -------------
                       FINANCE -- 1.8%
                       Athena Neurosciences Finance, LLC 7.25% due 02/21/08........       750,000        697,500
                       CIT Group, Inc. 7.38% due 04/02/07..........................       500,000        526,775
                       Citigroup, Inc. 5.00% due 09/15/14..........................     1,180,000      1,207,076
                       Citigroup, Inc. 6.75% due 12/01/05..........................       250,000        252,967
                       DVI, Inc. 9.88% due 02/01/04+(1)(2)(3)(8)...................     1,450,000        101,500
                       Fifth Third Bank 2.70% due 01/30/07.........................       250,000        245,365
                       Ford Motor Credit Co. 7.38% due 02/01/11....................     1,200,000      1,168,925
                       Goldman Sachs Group, Inc. 6.88% due 01/15/11................     1,000,000      1,115,032
                       Jefferies Group, Inc. 7.75% due 03/15/12....................       500,000        573,495
                       Legg Mason, Inc. 6.75% due 07/02/08.........................       500,000        537,876
                       Merrill Lynch & Co., Inc. 6.00% due 02/17/09................     1,000,000      1,054,913
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............       500,000        553,618
                       Wells Fargo & Co. 4.63% due 04/15/14........................       750,000        751,853
                                                                                                    -------------
                                                                                                       8,786,895
                                                                                                    -------------



                       HEALTHCARE -- 1.0%
                       Cardinal Health, Inc. 6.25% due 07/15/08....................       225,000        235,649
                       Cardinal Health, Inc. 6.75% due 02/15/11....................     1,500,000      1,651,892
                       CV Therapeutics, Inc. (Convertible) 2.00% due 05/16/23......       400,000        334,000
                       Decode Genetics, Inc. (Convertible) 3.50% due 04/15/11......       500,000        456,250
                       HEALTHSOUTH Corp. 7.63% due 06/01/12........................       750,000        727,500
                       Inhale Therapeutics (Convertible) 5.00% due 02/08/07........       250,000        243,437
                       IVAX Corp. (Convertible) 4.50% due 05/15/08.................       750,000        748,125
                       Vertex Pharmaceuticals, Inc. (Convertible) 5.00% due
                         09/19/07..................................................       250,000        240,000
                                                                                                    -------------
                                                                                                       4,636,853
                                                                                                    -------------



                       INDUSTRIAL & COMMERCIAL -- 0.9%
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........       750,000        766,875
                       Great Lakes Dredge & Dock Corp. 7.75% due 12/15/13..........       750,000        568,125
                       Lockheed Martin Corp. 8.50% due 12/01/29....................       500,000        722,088
                       Norfolk Southern Corp. 5.59% due 05/17/25...................       359,000        373,120
                       Norfolk Southern Corp. 7.25% due 02/15/31...................       391,000        499,343
                       Orbital Sciences Corp., Series B 9.00% due 07/15/11.........       300,000        326,250
                       Waste Management, Inc. 7.38% due 08/01/10...................     1,045,000      1,168,573
                                                                                                    -------------
                                                                                                       4,424,374
                                                                                                    -------------



                       INFORMATION & ENTERTAINMENT -- 2.7%
                       AOL Time Warner, Inc. 7.63% due 04/15/31....................       200,000        249,778
                       Continental Airlines, Inc. (Convertible) 5.00% due
                         06/15/23..................................................       300,000        264,000
                       Cox Enterprises, Inc. 7.88% due 09/15/10*...................     1,500,000      1,686,264
                       Frontiervision Operating Partnership LP 11.00% due
                         10/15/06+(2)..............................................     1,500,000      2,017,500
                       Northwest Airlines, Inc., Series 96-1 Pass Through 8.97% due
                         01/02/15..................................................       106,757         65,328
                       Oed Corp. 8.75% due 04/15/12................................     1,250,000      1,165,625
                       Park Place Entertainment Corp. 7.50% due 09/01/09...........       750,000        826,875
                       Park Place Entertainment Corp. 9.38% due 02/15/07...........     1,000,000      1,075,000
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............     1,000,000      1,112,434
                       Riviera Holdings Corp. 11.00% due 06/15/10#.................     1,500,000      1,657,500

---------------------
    36

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Southwest Airlines Co., Series 01-1 Pass Through 5.50% due
                         11/01/06..................................................  $    500,000   $    508,478
                       Tele-Communications, Inc. 7.88% due 08/01/13................       500,000        595,134
                       United Airlines, Inc., Series 00-2 Pass Through 7.19% due
                         04/01/11..................................................     1,710,310      1,636,595
                                                                                                    -------------
                                                                                                      12,860,511
                                                                                                    -------------



                       INFORMATION TECHNOLOGY -- 1.2%
                       BEA Systems, Inc. 4.00% due 12/15/06........................       750,000        735,937
                       Conexant Systems, Inc. (Convertible) 4.00% due 02/01/07.....     1,500,000      1,376,250
                       EchoStar Communications Corp. (Convertible) 5.75% due
                         05/15/08..................................................       250,000        248,125
                       Electronic Data Systems Corp., Series B 1.00% due
                         08/01/13..................................................       500,000        511,164
                       Extreme Networks, Inc. (Convertible) 3.50% due 12/01/06.....       750,000        727,500
                       Qwest Services Corp. 8.88% due 03/15/12*....................     1,000,000      1,087,500
                       TriQuint Semiconductor, Inc. (Convertible) 4.00% due
                         03/01/07..................................................     1,250,000      1,214,062
                                                                                                    -------------
                                                                                                       5,900,538
                                                                                                    -------------



                       MATERIALS -- 0.4%
                       Champion International Corp. 7.15% due 12/15/27.............     1,000,000      1,157,102
                       Jefferson Smurfit Corp. 8.25% due 10/01/12..................       500,000        502,500
                                                                                                    -------------
                                                                                                       1,659,602
                                                                                                    -------------



                       REAL ESTATE -- 1.1%
                       Developers Diversified Realty Corp. 4.63% due 08/01/10......     1,000,000        992,329
                       Health Care Property Investors, Inc. 6.00% due 03/01/15.....       750,000        795,210
                       Nationwide Health Properties, Inc., Series MTNB 7.06% due
                         12/05/06..................................................     2,500,000      2,564,093
                       Shurgard Storage Centers, Inc. 5.88% due 03/15/13...........     1,000,000      1,016,295
                                                                                                    -------------
                                                                                                       5,367,927
                                                                                                    -------------



                       U.S. GOVERNMENT AGENCIES -- 16.9%
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............     1,113,970      1,109,832
                       Federal Home Loan Mtg. Corp. 4.50% due 07/01/19.............     1,365,225      1,360,333
                       Federal Home Loan Mtg. Corp. 4.50% due 06/01/35.............     1,496,876      1,463,317
                       Federal Home Loan Mtg. Corp. 5.00% due 06/01/33.............       808,799        811,099
                       Federal Home Loan Mtg. Corp. 5.00% due 08/01/33.............     2,053,214      2,058,322
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/34.............     3,202,882      3,206,939
                       Federal Home Loan Mtg. Corp. 5.00% due 04/01/35.............       986,628        987,878
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/17.............       364,152        373,878
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/18.............       720,074        739,307
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/18.............       650,562        668,075
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/19.............       706,967        726,934
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/31.............       367,850        373,449
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/32.............       918,826        932,761
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/33.............     1,387,233      1,412,542
                       Federal Home Loan Mtg. Corp. 5.50% due 08/01/33.............       787,761        802,128
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............     1,192,824      1,210,551
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............     2,479,078      2,515,334
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/34.............     1,429,776      1,450,686
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/17.............       295,307        305,361
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/17.............       518,380        536,028
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/31.............       238,808        245,275
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/32.............       182,154        186,962
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............       945,400        971,190
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/34.............     1,158,905      1,189,097
                       Federal Home Loan Mtg. Corp. 6.00% due 01/01/35.............     1,560,389      1,596,965
                       Federal Home Loan Mtg. Corp. 6.50% due 02/01/14.............       231,171        240,463
                       Federal Home Loan Mtg. Corp., Series 2449 ND 6.50% due
                         05/15/30(4)...............................................     1,500,000      1,532,108
                       Federal Home Loan Mtg. Corp. 6.50% due 01/01/32.............       460,234        477,420
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/15.............        54,410         56,955
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/15.............       140,545        147,117
                       Federal Home Loan Mtg. Corp. 7.00% due 06/01/15.............        61,640         64,519
                       Federal Home Loan Mtg. Corp. 7.00% due 12/01/15.............         8,059          8,436
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/16.............       148,353        155,284

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/27.............  $     91,547   $     96,719
                       Federal Home Loan Mtg. Corp. 7.00% due 05/01/30.............           278            293
                       Federal Home Loan Mtg. Corp. 7.00% due 01/01/32.............       127,254        133,989
                       Federal Home Loan Mtg. Corp. 7.50% due 12/01/30.............       158,752        169,985
                       Federal Home Loan Mtg. Corp. 7.50% due 01/01/31.............       198,998        213,079
                       Federal Home Loan Mtg. Corp. 7.50% due 02/01/31.............        37,572         40,230
                       Federal Home Loan Mtg. Corp. 8.00% due 08/01/30.............        23,808         25,638
                       Federal National Mtg. Assoc. 3.00% due 07/16/13.............     1,000,000        992,456
                       Federal National Mtg. Assoc. 3.25% due 11/15/07.............     1,000,000        986,712
                       Federal National Mtg. Assoc. 4.00% due 09/01/18.............     1,644,044      1,612,705
                       Federal National Mtg. Assoc. 4.00% due 10/01/18.............     3,868,441      3,794,700
                       Federal National Mtg. Assoc. 4.50% due 12/01/18.............       777,208        774,958
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............     1,584,134      1,603,123
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............     1,244,560      1,263,208
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............       963,138        974,495
                       Federal National Mtg. Assoc. 5.00% due 12/01/19.............     1,236,451      1,250,962
                       Federal National Mtg. Assoc. 5.00% due 04/01/34.............     1,767,054      1,768,961
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............     1,110,534      1,111,732
                       Federal National Mtg. Assoc., Series 1993-248 SA 5.30% due
                         08/25/23(4)(7)............................................       446,692        442,196
                       Federal National Mtg. Assoc. 5.50% due 01/01/17.............       581,553        599,613
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............     1,317,362      1,342,428
                       Federal National Mtg. Assoc. 5.50% due 05/01/33.............       775,771        789,760
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............     1,169,732      1,190,464
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............     1,769,913      1,790,318
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............     1,133,214      1,149,379
                       Federal National Mtg. Assoc. 5.50% due 08/01/34.............     1,099,042      1,110,009
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............     1,301,532      1,314,968
                       Federal National Mtg. Assoc. 5.50% due 01/01/35.............       981,534        995,535
                       Federal National Mtg. Assoc. 5.50% due 02/01/35.............       973,612        987,519
                       Federal National Mtg. Assoc. 5.50% due 03/01/35.............     1,355,817      1,375,157
                       Federal National Mtg. Assoc. 6.00% due 08/01/18.............       149,997        154,834
                       Federal National Mtg. Assoc. 6.00% due 10/01/22.............       651,910        671,736
                       Federal National Mtg. Assoc. 6.00% due 05/01/31.............       316,349        324,737
                       Federal National Mtg. Assoc. 6.00% due 08/01/31.............       516,630        530,327
                       Federal National Mtg. Assoc. 6.00% due 04/01/32.............       370,492        380,081
                       Federal National Mtg. Assoc. 6.00% due 01/01/34.............       764,457        784,031
                       Federal National Mtg. Assoc. 6.25% due 02/01/11.............     1,000,000      1,095,766
                       Federal National Mtg. Assoc. 6.50% due 06/01/19.............       105,719        110,067
                       Federal National Mtg. Assoc. 6.50% due 09/01/24.............       214,407        223,169
                       Federal National Mtg. Assoc. 6.50% due 09/01/25.............        32,835         34,139
                       Federal National Mtg. Assoc. 6.50% due 11/01/25.............        69,769         72,578
                       Federal National Mtg. Assoc. 6.50% due 02/01/26.............        10,207         10,602
                       Federal National Mtg. Assoc. 6.50% due 05/01/26.............        34,091         35,413
                       Federal National Mtg. Assoc. 6.50% due 11/01/27.............         2,737          2,842
                       Federal National Mtg. Assoc. 6.50% due 07/01/29.............       627,427        657,059
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............        30,978         32,134
                       Federal National Mtg. Assoc. 6.50% due 01/01/32.............       130,949        135,831
                       Federal National Mtg. Assoc. 6.50% due 03/01/32.............       499,584        517,986
                       Federal National Mtg. Assoc. 6.50% due 04/01/32.............       591,360        613,028
                       Federal National Mtg. Assoc. 6.50% due 12/01/32.............       280,303        290,574
                       Federal National Mtg. Assoc. 6.50% due 07/01/34.............       710,005        736,220
                       Federal National Mtg. Assoc. 7.00% due 05/01/15.............         3,902          4,088
                       Federal National Mtg. Assoc. 7.00% due 12/01/15.............        12,166         12,749
                       Federal National Mtg. Assoc. 7.00% due 01/01/16.............       124,491        130,451
                       Federal National Mtg. Assoc. 7.00% due 04/01/16.............        24,993         26,188
                       Federal National Mtg. Assoc. 7.00% due 05/01/29.............        73,472         77,542
                       Federal National Mtg. Assoc. 7.00% due 09/01/29.............        63,282         66,853
                       Federal National Mtg. Assoc. 7.00% due 12/01/29.............        18,400         19,420
                       Federal National Mtg. Assoc. 7.00% due 01/01/31.............        25,564         26,966

---------------------
    38

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 7.00% due 07/01/31.............  $     87,384   $     92,172
                       Federal National Mtg. Assoc., Series 2002-16 TM 7.00% due
                         04/25/32(4)...............................................     1,094,586      1,137,716
                       Federal National Mtg. Assoc. 7.50% due 11/01/30.............       200,487        213,582
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............       923,413        984,737
                       Federal National Mtg. Assoc. 7.50% due 02/01/31.............        64,614         69,041
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............       251,224        267,051
                       Federal National Mtg. Assoc. 8.00% due 01/01/16.............       679,869        726,957
                       Government National Mtg. Assoc., Series 2002-70 PA 4.50% due
                         08/20/32(4)...............................................       214,840        214,689
                       Government National Mtg. Assoc. 5.50% due 07/20/33..........     1,202,848      1,227,107
                       Government National Mtg. Assoc. 5.50% due 02/20/34..........       807,069        823,238
                       Government National Mtg. Assoc. 5.50% due 03/20/34..........       798,676        814,677
                       Government National Mtg. Assoc. 6.00% due 05/20/32..........       394,333        406,310
                       Government National Mtg. Assoc. 6.00% due 07/20/33..........       800,673        827,828
                       Government National Mtg. Assoc. 6.00% due 06/15/34..........     1,444,750      1,492,097
                       Government National Mtg. Assoc. 6.00% due 08/15/34..........     1,203,577      1,242,298
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........       245,924        257,986
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........       566,409        594,191
                       Government National Mtg. Assoc. 6.50% due 02/15/24..........       197,848        207,474
                       Government National Mtg. Assoc. 6.50% due 03/20/27..........        20,658         21,543
                       Government National Mtg. Assoc. 6.50% due 04/20/27..........        76,552         79,832
                       Government National Mtg. Assoc. 6.50% due 07/15/32..........       290,079        303,278
                       Government National Mtg. Assoc. 6.50% due 04/20/34..........       607,357        632,147
                       Government National Mtg. Assoc. 7.00% due 12/15/22..........        42,258         44,973
                       Government National Mtg. Assoc. 7.00% due 05/15/23..........        11,228         11,946
                       Government National Mtg. Assoc. 7.00% due 06/15/23..........        11,566         12,305
                       Government National Mtg. Assoc. 7.00% due 12/15/23..........        41,410         44,064
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........        25,979         27,544
                       Government National Mtg. Assoc. 7.50% due 08/15/30..........        41,434         44,412
                       Government National Mtg. Assoc. 7.50% due 09/15/30..........        13,391         14,353
                       Government National Mtg. Assoc. 7.50% due 11/15/30..........        71,220         76,337
                       Government National Mtg. Assoc. 7.50% due 01/15/31..........        68,715         73,637
                                                                                                    -------------
                                                                                                      80,580,769
                                                                                                    -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 2.3%
                       United States Treasury Notes 3.38% due 11/15/08.............     2,000,000      1,979,766
                       United States Treasury Notes 3.50% due 12/15/09.............     1,000,000        990,586
                       United States Treasury Notes 4.00% due 11/15/12.............     3,000,000      3,033,633
                       United States Treasury Notes 4.25% due 08/15/14.............     2,500,000      2,559,765
                       United States Treasury Notes 4.75% due 05/15/14.............     2,000,000      2,122,188
                                                                                                    -------------
                                                                                                      10,685,938
                                                                                                    -------------



                       UTILITIES -- 1.7%
                       Arizona Public Service Co. 6.50% due 03/01/12...............     1,000,000      1,111,144
                       El Paso Natural Gas Co. 7.50% due 11/15/26..................     1,800,000      1,894,851
                       El Paso Natural Gas Co., Series A 7.63% due 08/01/10........       250,000        263,925
                       El Paso Natural Gas Co. 8.38% due 06/15/32..................       500,000        581,500
                       Illinois Power Co. 7.50% due 06/15/09.......................       670,000        747,671
                       Metropolitan Edison Co. 4.95% due 03/15/13..................       500,000        508,151
                       Niagara Mohawk Power Corp. 7.75% due 05/15/06...............     1,000,000      1,032,211
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............       500,000        492,020
                       Public Service Co. of New Mexico 4.40% due 09/15/08.........       500,000        500,358
                       Southern Natural Gas Co. 8.00% due 03/01/32.................       500,000        568,646
                       Texas-New Mexico Power Co. 6.25% due 01/15/09...............       500,000        526,693
                                                                                                    -------------
                                                                                                       8,227,170
                                                                                                    -------------
                       TOTAL BONDS & NOTES (cost $146,387,956).....................                  149,413,119
                                                                                                    -------------

                                                           ---------------------




                                                                                      PRINCIPAL         VALUE
                       FOREIGN BONDS & NOTES -- 1.5%                                    AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       ENERGY -- 0.4%
                       Burlington Resources Finance Co. 6.68% due 02/15/11.........  $  1,000,000   $  1,103,542
                       Petro-Canada 4.00% due 07/15/13.............................     1,000,000        946,331
                                                                                                    -------------
                                                                                                       2,049,873
                                                                                                    -------------
                       FOREIGN GOVERNMENT BONDS -- 0.3%
                       Federal Republic of Brazil 8.00% due 04/15/14...............       791,618        810,854
                       Republic of Ecuador 10.00% due 08/15/30(5)..................       500,000        416,250
                                                                                                    -------------
                                                                                                       1,227,104
                                                                                                    -------------
                       HEALTHCARE -- 0.1%
                       HIH Capital, Ltd. (Convertible) 7.50% due 09/25/06*.........       250,000        247,500
                       HIH Capital, Ltd. (Convertible) 7.50% due 09/25/06..........       500,000        495,000
                                                                                                    -------------
                                                                                                         742,500
                                                                                                    -------------



                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Carnival Corp. 3.75% due 11/15/07...........................       250,000        247,531
                       Royal Caribbean Cruises 8.75% due 02/02/11..................       500,000        576,250
                                                                                                    -------------
                                                                                                         823,781
                                                                                                    -------------



                       INFORMATION TECHNOLOGY -- 0.5%
                       Deutsche Telekom International 8.50% due 06/15/10...........     1,000,000      1,158,935
                       Nortel Networks Corp. 4.25% due 09/01/08....................     1,000,000        932,500
                                                                                                    -------------
                                                                                                       2,091,435
                                                                                                    -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $6,368,115)...............                    6,934,693
                                                                                                    -------------



                       WARRANTS -- 0.0%+                                                SHARES
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       Mikohn Gaming Corp. Expires 08/15/08 (strike price
                         $4.00)*(9) (cost $13).....................................         1,500         42,960
                                                                                                    -------------
                       RIGHTS -- 0.1%+
                       ------------------------------------------------------------------------------------------
                       ENERGY -- 0.1%
                       Energy Services -- 0.1%
                       Danielson Holding Co.(3)(9) (cost $181,257).................        39,375        457,538
                                                                                                    -------------
                       MEMBERSHIP INTEREST CERTIFICATES -- 0.1%                      CERTIFICATES
                       ------------------------------------------------------------------------------------------
                       ENERGY -- 0.1%
                       Energy Sources -- 0.1%
                       Tex Cal Energy(3)(6)(10) (cost $434,569)....................           454        704,088
                                                                                                    -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $409,065,470)...                  455,225,817
                                                                                                    -------------

---------------------
    40

                                                                                      PRINCIPAL         VALUE
                       REPURCHASE AGREEMENT -- 4.2%                                     AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.65%, dated 06/30/05, to be repurchased
                         07/01/05 in the amount of $20,069,477 and collateralized
                         by $15,900,000 of United States Treasury Bonds, bearing
                         interest at 7.25%, due 05/15/16 and having an approximate
                         value of $20,473,730 (cost $20,068,000)...................  $ 20,068,000   $ 20,068,000
                                                                                                    -------------

                       TOTAL INVESTMENTS --
                         (cost $429,133,470)@                           99.5%                       475,293,817
                       Other assets less liabilities --                  0.5                          2,384,030
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $477,677,847
                                                                       ======                      =============

              -----------------------------
                +  Non-income producing security
                * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005, the aggregate value of these securities was $3,064,224 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
                @  See Note 6 for cost of investments on a tax basis.
                # Security represents an investment in an affiliated company; See Note 11.
               (1) Company has filed Chapter 11 bankruptcy.
               (2) Bond in default
               (3) Fair valued security; See Note 2
               (4) Commercial Mortgage-Backed Security
               (5) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (6) Consist of more than one class of securities traded together as a unit.
               (7) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
               (8) Bond is in default and did not pay principal at maturity.
                   Security is subject to litigation, the outcome of which is still to be determined.
               (9) Illiquid security
              (10) To the extent permitted by the Statement of Additional
                   Information, the Asset Allocation Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of June 30, 2005, the Asset Allocation Portfolio held the following restricted securities:

                                                                                                                  VALUE AS A
                                                                  ACQUISITION            ACQUISITION    MARKET     % OF NET
                            NAME                                     DATE       SHARES      COST        VALUE       ASSETS
                            ------------------------------------------------------------------------------------------------
                            Tex Cal Energy......................   12/31/04      423      $404,966     $654,802      0.1%
                            Tex Cal Energy......................   12/31/04       31        29,603       49,286      0.0
                                                                                                       --------      ---
                                                                                                       $704,088      0.1%
                                                                                                       ========      ===

              ADR -- American Depository Receipt
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                                 PORTFOLIO PROFILE -- JUNE 30, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Drugs........................................    10.6%
      Energy Sources...............................     7.6
      Financial Services...........................     7.6
      Broadcasting & Media.........................     6.0
      Food, Beverage & Tobacco.....................     6.0
      Aerospace & Military Technology..............     4.9
      Multi-Industry...............................     4.8
      Telecommunications...........................     4.8
      Banks........................................     4.7
      Software.....................................     4.4
      Medical Products.............................     4.3
      Insurance....................................     3.9
      Electronics..................................     3.7
      Retail.......................................     3.6
      Household & Personal Products................     3.5
      Energy Services..............................     2.8
      Health Services..............................     2.6
      Electric Utilities...........................     2.3
      Chemicals....................................     2.1
      Computers & Business Equipment...............     2.0
      Internet Content.............................     2.0
      Repurchase Agreement.........................     1.4
      Communication Equipment......................     1.0
      Metals & Minerals............................     1.0
      Business Services............................     0.9
      Machinery....................................     0.8
      Apparel & Textiles...........................     0.6
      Entertainment Products.......................     0.3
                                                      ------
                                                      100.2%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    42

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2005
                                                                     (UNAUDITED)

                                                                                                    VALUE
                       COMMON STOCK -- 98.8%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.2%
                       Apparel & Textiles -- 0.6%
                       NIKE, Inc., Class B.........................................     1,400    $   121,240



                       Retail -- 3.6%
                       Kohl's Corp.+...............................................     2,900        162,139
                       Lowe's Cos., Inc. ..........................................     4,900        285,278
                       Target Corp. ...............................................     3,900        212,199
                                                                                                 ------------
                                                                                                     780,856
                                                                                                 ------------
                       CONSUMER STAPLES -- 9.5%
                       Food, Beverage & Tobacco -- 6.0%
                       Altria Group, Inc. .........................................     5,800        375,028
                       Coca-Cola Co. ..............................................     9,000        375,750
                       PepsiCo, Inc. ..............................................     6,600        355,938



                       Household & Personal Products -- 3.5%
                       Procter & Gamble Co. .......................................    12,500        659,375
                                                                                                 ------------
                                                                                                   1,766,091
                                                                                                 ------------
                       ENERGY -- 10.4%
                       Energy Services -- 2.8%
                       GlobalSantaFe Corp. ........................................     4,600        187,680
                       Halliburton Co. ............................................     7,000        334,740



                       Energy Sources -- 7.6%
                       ConocoPhillips..............................................     8,600        494,414
                       Exxon Mobil Corp. ..........................................     7,900        454,013
                       Noble Energy, Inc. .........................................     2,900        219,385
                       Occidental Petroleum Corp. .................................     3,100        238,483
                                                                                                 ------------
                                                                                                   1,928,715
                                                                                                 ------------
                       FINANCE -- 16.2%
                       Banks -- 4.7%
                       Bank of America Corp. ......................................    13,900        633,979
                       State Street Corp. .........................................     4,800        231,600



                       Financial Services -- 7.6%
                       Capital One Financial Corp. ................................     2,300        184,023
                       Citigroup, Inc. ............................................    11,867        548,611
                       Golden West Financial Corp. ................................     2,800        180,264
                       Merrill Lynch & Co., Inc. ..................................     5,700        313,557
                       PNC Financial Services Group, Inc. .........................     3,400        185,164



                       Insurance -- 3.9%
                       American International Group, Inc.#.........................     2,975        172,848
                       Principal Financial Group, Inc. ............................     5,200        217,880
                       St. Paul Travelers Cos., Inc. ..............................     5,464        215,992
                       UnumProvident Corp. ........................................     6,000        109,920
                                                                                                 ------------
                                                                                                   2,993,838
                                                                                                 ------------

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE -- 17.5%
                       Drugs -- 10.6%
                       Abbott Laboratories.........................................     8,100    $   396,981
                       Amgen, Inc.+................................................     5,100        308,346
                       Eli Lilly & Co. ............................................     2,900        161,559
                       Genzyme Corp.+..............................................     3,200        192,288
                       Pfizer, Inc. ...............................................    12,300        339,234
                       Schering-Plough Corp. ......................................    17,400        331,644
                       Wyeth.......................................................     5,200        231,400



                       Health Services -- 2.6%
                       HCA, Inc. ..................................................     2,000        113,340
                       Wellpoint, Inc.+............................................     5,200        362,128



                       Medical Products -- 4.3%
                       Baxter International, Inc. .................................     6,600        244,860
                       Fisher Scientific International, Inc.+......................     1,300         84,370
                       Johnson & Johnson...........................................     1,400         91,000
                       Medtronic, Inc. ............................................     7,300        378,067
                                                                                                 ------------
                                                                                                   3,235,217
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 11.4%
                       Aerospace & Military Technology -- 4.9%
                       Boeing Co. .................................................     6,100        402,600
                       General Dynamics Corp. .....................................     1,000        109,540
                       United Technologies Corp. ..................................     7,800        400,530



                       Business Services -- 0.9%
                       Ingersoll-Rand Co., Class A.................................     2,400        171,240



                       Machinery -- 0.8%
                       Caterpillar, Inc. ..........................................     1,500        142,965



                       Multi-Industry -- 4.8%
                       General Electric Co. .......................................    20,400        706,860
                       Tyco International, Ltd. ...................................     6,400        186,880
                                                                                                 ------------
                                                                                                   2,120,615
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 6.3%
                       Broadcasting & Media -- 6.0%
                       Comcast Corp., Special Class A+.............................     7,200        215,640
                       Time Warner, Inc.+..........................................    32,200        538,062
                       Viacom, Inc., Class B.......................................    11,000        352,220



                       Entertainment Products -- 0.3%
                       Electronic Arts, Inc.+......................................     1,000         56,610
                                                                                                 ------------
                                                                                                   1,162,532
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 17.9%
                       Communication Equipment -- 1.0%
                       Nokia Oyj Sponsored ADR.....................................    10,800        179,712



                       Computers & Business Equipment -- 2.0%
                       Dell, Inc.+.................................................     7,400        292,374
                       Hewlett-Packard Co. ........................................     3,700         86,987



                       Electronics -- 3.7%
                       Analog Devices, Inc. .......................................     6,400        238,784
                       Intel Corp. ................................................     9,900        257,994
                       Texas Instruments, Inc. ....................................     6,600        185,262



                       Internet Content -- 2.0%
                       Yahoo!, Inc.+...............................................    11,000        381,150

---------------------
    44

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software -- 4.4%
                       Microsoft Corp. ............................................    32,500    $   807,300



                       Telecommunications -- 4.8%
                       Cisco Systems, Inc.+........................................    18,100        345,891
                       Corning, Inc.+..............................................    12,400        206,088
                       Nextel Communications, Inc.+................................    10,400        336,024
                                                                                                 ------------
                                                                                                   3,317,566
                                                                                                 ------------
                       MATERIALS -- 3.1%
                       Chemicals -- 2.1%
                       Air Products & Chemicals, Inc. .............................     3,500        211,050
                       du Pont (E.I.) de Nemours and Co. ..........................     4,000        172,040



                       Metals & Minerals -- 1.0%
                       Rio Tinto, PLC Sponsored ADR................................     1,500        182,880
                                                                                                 ------------
                                                                                                     565,970
                                                                                                 ------------
                       UTILITIES -- 2.3%
                       Electric Utilities -- 2.3%
                       PG&E Corp.+.................................................     7,800        292,812
                       Southern Co. ...............................................     3,800        131,746
                                                                                                 ------------
                                                                                                     424,558
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $16,803,672)....               18,295,958
                                                                                                 ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.4%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account (cost
                         $260,000)(1)..............................................  $260,000        260,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $17,063,672)@                               100.2%                   18,555,958
                       Liabilities in excess of other assets --             (0.2)                      (42,212)
                                                                           ------                  ------------
                       NET ASSETS --                                       100.0%                  $18,513,746
                                                                           ======                  ============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company; See Note 11.
               @  See Note 6 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                          PORTFOLIO PROFILE -- JUNE 30, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Sources...............................     7.9%
      Drugs........................................     6.9
      Financial Services...........................     6.7
      Retail.......................................     6.6
      Electronics..................................     5.7
      Banks........................................     5.5
      Medical Products.............................     5.5
      Health Services..............................     4.9
      Broadcasting & Media.........................     4.5
      Telecommunications...........................     4.3
      Software.....................................     4.1
      Food, Beverage & Tobacco.....................     3.9
      Insurance....................................     3.6
      Aerospace & Military Technology..............     3.4
      Multi-Industry...............................     3.3
      Business Services............................     3.1
      Energy Services..............................     2.3
      Chemicals....................................     2.2
      Household & Personal Products................     2.2
      Repurchase Agreement.........................     1.8
      Metals & Minerals............................     1.6
      Electric Utilities...........................     1.3
      Education....................................     1.2
      Internet Content.............................     1.2
      Computers & Business Equipment...............     1.1
      Housing & Household Durables.................     1.1
      Real Estate Investment Trusts................     1.1
      Leisure & Tourism............................     0.9
      Automotive...................................     0.7
      Communication Equipment......................     0.5
      Machinery....................................     0.5
      Transportation...............................     0.4
                                                      ------
                                                      100.0%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    46

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO
                                           INVESTMENT PORTFOLIO -- JUNE 30, 2005
                                                                     (UNAUDITED)

                                                                                                       VALUE
                       COMMON STOCK -- 98.2%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.4%
                       Automotive -- 0.7%
                       O'Reilly Automotive, Inc.+..................................       90,200   $  2,688,862
                       Oshkosh Truck Corp. ........................................       38,600      3,021,608



                       Housing & Household Durables -- 1.1%
                       D.R. Horton, Inc. ..........................................      216,300      8,135,043



                       Retail -- 6.6%
                       CBRL Group, Inc. ...........................................       88,200      3,427,452
                       CDW Corp. ..................................................       53,000      3,025,770
                       Chico's FAS, Inc.+..........................................       87,400      2,996,072
                       Christopher & Banks Corp. ..................................      120,200      2,194,852
                       Dollar Tree Stores, Inc. ...................................      124,600      2,990,400
                       Gap, Inc. ..................................................      120,700      2,383,825
                       Kohl's Corp.+...............................................       60,000      3,354,600
                       Lowe's Cos., Inc. ..........................................      165,300      9,623,766
                       Michaels Stores, Inc. ......................................      224,800      9,299,976
                       Pacific Sunwear of California, Inc.+........................      144,450      3,320,905
                       Petco Animal Supplies, Inc.+................................       86,380      2,532,662
                       Rite Aid Corp.+.............................................      596,800      2,494,624
                       Yankee Candle Co., Inc.+....................................       95,600      3,068,760
                                                                                                   -------------
                                                                                                     64,559,177
                                                                                                   -------------
                       CONSUMER STAPLES -- 6.1%
                       Food, Beverage & Tobacco -- 3.9%
                       Altria Group, Inc. .........................................      183,000     11,832,780
                       General Mills, Inc. ........................................       93,000      4,351,470
                       Kellogg Co. ................................................       71,700      3,186,348
                       PepsiCo, Inc. ..............................................      200,800     10,829,144



                       Household & Personal Products -- 2.2%
                       Procter & Gamble Co. .......................................      292,400     15,424,100
                       Tempur-Pedic International, Inc. ...........................       55,500      1,230,990
                                                                                                   -------------
                                                                                                     46,854,832
                                                                                                   -------------
                       EDUCATION -- 1.2%
                       Education -- 1.2%
                       Career Education Corp.+.....................................      100,400      3,675,644
                       ITT Educational Services, Inc.+.............................       99,500      5,315,290
                                                                                                   -------------
                                                                                                      8,990,934
                                                                                                   -------------
                       ENERGY -- 10.2%
                       Energy Services -- 2.3%
                       GlobalSantaFe Corp. ........................................      175,900      7,176,720
                       Schlumberger, Ltd. .........................................      133,200     10,115,208



                       Energy Sources -- 7.9%
                       Chesapeake Energy Corp. ....................................      317,800      7,245,840
                       ConocoPhillips..............................................      244,200     14,039,058
                       Exxon Mobil Corp. ..........................................      305,100     17,534,097
                       Noble Energy, Inc. .........................................      160,000     12,104,000

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Petro-Canada................................................       80,700   $  5,256,798
                       XTO Energy, Inc. ...........................................      146,933      4,994,253
                                                                                                   -------------
                                                                                                     78,465,974
                                                                                                   -------------
                       FINANCE -- 15.8%
                       Banks -- 5.5%
                       Bank of America Corp. ......................................      441,000     20,114,010
                       Northern Trust Corp. .......................................      143,400      6,537,606
                       Sovereign Bancorp, Inc. ....................................      234,700      5,243,198
                       State Street Corp. .........................................      108,700      5,244,775
                       Zions Bancorp...............................................       65,200      4,794,156



                       Financial Services -- 6.7%
                       Capital One Financial Corp. ................................       38,400      3,072,384
                       Citigroup, Inc. ............................................      390,846     18,068,811
                       E*Trade Group, Inc.+........................................      380,800      5,327,392
                       Freddie Mac.................................................       52,100      3,398,483
                       Golden West Financial Corp. ................................      113,700      7,320,006
                       IndyMac Bancorp, Inc. ......................................       96,600      3,934,518
                       Merrill Lynch & Co., Inc. ..................................      191,600     10,539,916



                       Insurance -- 3.6%
                       Ambac Financial Group, Inc. ................................       57,200      3,990,272
                       American International Group, Inc.#.........................      105,052      6,103,521
                       Arthur J. Gallagher & Co. ..................................       97,500      2,645,175
                       Principal Financial Group, Inc. ............................       65,400      2,740,260
                       St. Paul Travelers Cos., Inc. ..............................      228,155      9,018,967
                       UnumProvident Corp. ........................................      189,600      3,473,472
                                                                                                   -------------
                                                                                                    121,566,922
                                                                                                   -------------
                       HEALTHCARE -- 17.3%
                       Drugs -- 6.9%
                       Abbott Laboratories.........................................      271,800     13,320,918
                       Biovail Corp.+..............................................      217,500      3,375,600
                       Eli Lilly & Co. ............................................       90,900      5,064,039
                       Genzyme Corp.+..............................................      109,000      6,549,810
                       Pfizer, Inc. ...............................................      312,100      8,607,718
                       Schering-Plough Corp. ......................................      405,500      7,728,830
                       Wyeth.......................................................      185,700      8,263,650



                       Health Services -- 4.9%
                       Coventry Health Care, Inc.+.................................       81,500      5,766,125
                       HCA, Inc. ..................................................      128,000      7,253,760
                       Health Net, Inc.+...........................................      298,900     11,406,024
                       Omnicare, Inc. .............................................       73,800      3,131,334
                       Triad Hospitals, Inc.+......................................       51,700      2,824,888
                       Wellpoint, Inc.+............................................      110,600      7,702,184



                       Medical Products -- 5.5%
                       Baxter International, Inc. .................................      188,100      6,978,510
                       Biomet, Inc. ...............................................       64,500      2,234,280
                       Cooper Cos., Inc. ..........................................       48,700      2,963,882
                       Dendrite International, Inc.+...............................      112,900      1,558,020
                       Diagnostic Products Corp. ..................................       65,900      3,119,047
                       Edwards Lifesciences Corp.+.................................       48,200      2,073,564
                       Fisher Scientific International, Inc.+......................      170,900     11,091,410
                       Kinetic Concepts, Inc. .....................................       14,600        876,000
                       Medtronic, Inc. ............................................      221,100     11,450,769
                                                                                                   -------------
                                                                                                    133,340,362
                                                                                                   -------------

---------------------
    48

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 10.7%
                       Aerospace & Military Technology -- 3.4%
                       Engineered Support Systems, Inc. ...........................       63,012   $  2,257,720
                       European Aeronautic Defense & Space Co.
                         (Euro-Clear)(2)(3)........................................      192,315      6,102,563
                       General Dynamics Corp. .....................................       48,700      5,334,598
                       Rockwell Collins, Inc. .....................................       43,400      2,069,312
                       United Technologies Corp. ..................................      198,800     10,208,380



                       Business Services -- 3.1%
                       Affiliated Computer Services, Inc.+.........................       41,500      2,120,650
                       DST Systems, Inc.+..........................................       36,800      1,722,240
                       Fastenal Co. ...............................................       56,500      3,461,190
                       First Data Corp. ...........................................      109,400      4,391,316
                       Ingersoll-Rand Co., Class A.................................       95,100      6,785,385
                       Vulcan Materials Co. .......................................       37,700      2,450,123
                       Waste Connections, Inc.+....................................       87,000      3,244,230



                       Machinery -- 0.5%
                       Caterpillar, Inc. ..........................................       44,100      4,203,171



                       Multi-Industry -- 3.3%
                       General Electric Co. .......................................      497,500     17,238,375
                       Parker Hannifin Corp. ......................................       29,000      1,798,290
                       Tyco International, Ltd. ...................................      205,500      6,000,600



                       Transportation -- 0.4%
                       Yellow Roadway Corp.+.......................................       56,300      2,860,040
                                                                                                   -------------
                                                                                                     82,248,183
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.4%
                       Broadcasting & Media -- 4.5%
                       Comcast Corp., Special Class A+.............................      160,300      4,800,985
                       Lamar Advertising Co.+......................................      145,000      6,201,650
                       Time Warner, Inc.+..........................................    1,050,500     17,553,855
                       Viacom, Inc., Class B.......................................      192,100      6,151,042



                       Leisure & Tourism -- 0.9%
                       Harrah's Entertainment, Inc. ...............................       55,000      3,963,850
                       Shuffle Master, Inc. .......................................       29,000        812,870
                       Yum! Brands, Inc. ..........................................       48,400      2,520,672
                                                                                                   -------------
                                                                                                     42,004,924
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 16.9%
                       Communication Equipment -- 0.5%
                       Polycom, Inc.+..............................................      275,700      4,110,687



                       Computers & Business Equipment -- 1.1%
                       Dell, Inc.+.................................................      215,300      8,506,503



                       Electronics -- 5.7%
                       Analog Devices, Inc. .......................................       84,700      3,160,157
                       Benchmark Electronics, Inc.+................................       80,400      2,445,768
                       Garmin Ltd..................................................       65,600      2,804,400
                       Intel Corp. ................................................      306,800      7,995,208
                       International Rectifier Corp.+..............................       52,300      2,495,756
                       Lam Research Corp.+.........................................       83,600      2,419,384
                       Microchip Technology, Inc. .................................       66,400      1,966,768
                       Qlogic Corp. ...............................................       62,700      1,935,549
                       Sandisk Corp.+..............................................       90,600      2,149,938
                       Symbol Technologies, Inc. ..................................      243,000      2,398,410
                       Tektronix, Inc. ............................................       54,400      1,265,888
                       Texas Instruments, Inc. ....................................      275,000      7,719,250

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Varian Semiconductor Equipment, Inc.+.......................       85,756   $  3,172,972
                       Waters Corp.+...............................................       50,100      1,862,217



                       Internet Content -- 1.2%
                       Yahoo!, Inc.+...............................................      275,500      9,546,075



                       Software -- 4.1%
                       Electronic Arts, Inc.+......................................       98,100      5,553,441
                       Fiserv, Inc.+...............................................       91,000      3,908,450
                       Microsoft Corp. ............................................      878,800     21,829,392



                       Telecommunications -- 4.3%
                       Cisco Systems, Inc.+........................................      515,900      9,858,849
                       Corning, Inc.+..............................................      602,300     10,010,226
                       Motorola, Inc. .............................................      155,000      2,830,300
                       Nextel Communications, Inc.+................................      321,000     10,371,510
                                                                                                   -------------
                                                                                                    130,317,098
                                                                                                   -------------
                       MATERIALS -- 3.8%
                       Chemicals -- 2.2%
                       Air Products & Chemicals, Inc. .............................      151,900      9,159,570
                       du Pont (E.I.) de Nemours and Co. ..........................      179,700      7,728,897



                       Metals & Minerals -- 1.6%
                       Alcoa, Inc. ................................................      235,100      6,143,163
                       Precision Castparts Corp. ..................................       85,200      6,637,080
                                                                                                   -------------
                                                                                                     29,668,710
                                                                                                   -------------
                       REAL ESTATE -- 1.1%
                       Real Estate Investment Trusts -- 1.1%
                       Simon Property Group, Inc. .................................      113,500      8,227,615
                                                                                                   -------------
                       UTILITIES -- 1.3%
                       Electric Utilities -- 1.3%
                       PG&E Corp.+.................................................      277,300     10,409,842
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $692,142,224)...                 756,654,573
                                                                                                   -------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.8%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account (cost
                         $13,860,000)(1)...........................................  $13,860,000     13,860,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $706,002,224)@                           100.0%                      770,514,573
                       Other assets less liabilities --                   0.0                           136,536
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $770,651,109
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company; See Note 11.
               @  See Note 6 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.
              (2) Illiquid security
              (3) Fair valued security; See Note 2

              See Notes to Financial Statements

---------------------
    50

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                                 PORTFOLIO PROFILE -- JUNE 30, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Drugs........................................    18.3%
      Internet Content.............................    10.0
      Broadcasting & Media.........................     9.8
      Telecommunications...........................     7.9
      Energy Sources...............................     7.6
      Computers & Business Equipment...............     5.9
      Software.....................................     5.1
      Health Services..............................     4.8
      Entertainment Products.......................     3.2
      Retail.......................................     3.2
      Leisure & Tourism............................     2.2
      Repurchase Agreement.........................     2.1
      Financial Services...........................     1.9
      Business Services............................     1.8
      Banks........................................     1.7
      Household & Personal Products................     1.7
      Insurance....................................     1.7
      Medical Products.............................     1.4
      Electronics..................................     1.2
      Energy Services..............................     1.1
      Real Estate Companies........................     1.1
      Aerospace & Military Technology..............     0.9
      Apparel & Textiles...........................     0.9
      Food, Beverage & Tobacco.....................     0.9
      Communication Equipment......................     0.7
      Metals & Minerals............................     0.6
      Multi-Industry...............................     0.6
      Automotive...................................     0.4
      Education....................................     0.3
                                                      ------
                                                       99.0%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2005
                                                                     (UNAUDITED)

                                                                                                        VALUE
                       COMMON STOCK 96.9%                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.5%
                       Apparel & Textiles -- 0.9%
                       Geox SpA+(2)................................................    1,443,300   $   12,008,133



                       Automotive -- 0.4%
                       Hyundai Mobis(2)............................................       90,000        6,022,504



                       Retail -- 3.2%
                       Aeropostale, Inc. ..........................................      254,400        8,547,840
                       Kohl's Corp.+...............................................      332,900       18,612,439
                       Staples, Inc. ..............................................      780,800       16,646,656
                                                                                                   ---------------
                                                                                                       61,837,572
                                                                                                   ---------------
                       CONSUMER STAPLES -- 2.6%
                       Food, Beverage & Tobacco -- 0.9%
                       PepsiCo, Inc. ..............................................      236,200       12,738,266



                       Household & Personal Products -- 1.7%
                       Procter & Gamble Co. .......................................      275,000       14,506,250
                       Tempur-Pedic International, Inc. ...........................      375,000        8,317,500
                                                                                                   ---------------
                                                                                                       35,562,016
                                                                                                   ---------------
                       EDUCATION -- 0.3%
                       Education -- 0.3%
                       Apollo Group, Inc., Class A+................................       60,078        4,699,301
                                                                                                   ---------------
                       ENERGY -- 8.7%
                       Energy Services -- 1.1%
                       Noble Corp.+................................................      229,900       14,141,149



                       Energy Sources -- 7.6%
                       ConocoPhillips..............................................      323,200       18,580,768
                       Petro-Canada................................................      434,887       28,328,539
                       Petroleo Brasileiro SA ADR..................................      465,300       21,422,412
                       Suncor Energy, Inc. ........................................      446,600       21,133,112
                       Transocean, Inc. ...........................................      280,300       15,127,791
                                                                                                   ---------------
                                                                                                      118,733,771
                                                                                                   ---------------
                       FINANCE -- 5.3%
                       Banks -- 1.7%
                       Bank of America Corp. ......................................      225,000       10,262,250
                       UBS AG......................................................      177,500       13,818,375



                       Financial Services -- 1.9%
                       Capital One Financial Corp. ................................      320,500       25,643,205



                       Insurance -- 1.7%
                       ACE, Ltd. ..................................................      287,700       12,903,345
                       Assurant, Inc. .............................................      278,500       10,053,850
                                                                                                   ---------------
                                                                                                       72,681,025
                                                                                                   ---------------

---------------------
    52

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 24.5%
                       Drugs -- 18.3%
                       Amylin Pharmaceuticals, Inc.+...............................      582,800   $   12,198,004
                       AstraZeneca, PLC Sponsored ADR..............................    1,016,800       41,953,168
                       Cephalon, Inc.+.............................................      105,000        4,180,050
                       Eli Lilly & Co. ............................................      283,500       15,793,785
                       Forest Laboratories, Inc.+..................................      627,500       24,378,375
                       Genzyme Corp.+..............................................      361,000       21,692,490
                       Gilead Sciences, Inc.+......................................      527,700       23,213,523
                       ICOS Corp.+.................................................      440,000        9,314,800
                       OSI Pharmaceuticals, Inc.+..................................      279,900       11,439,513
                       Roche Holding AG(2).........................................       55,000        6,936,020
                       Sanofi-Aventis(2)...........................................      365,463       29,919,942
                       Schering-Plough Corp. ......................................    1,524,900       29,064,594
                       Shionogi & Co., Ltd.(2).....................................      752,000        9,652,301
                       Teva Pharmaceutical Industries, Ltd., Sponsored ADR.........      350,000       10,899,000



                       Health Services -- 4.8%
                       Aetna, Inc. ................................................      390,000       32,299,800
                       Covance, Inc.+..............................................      150,000        6,730,500
                       Pharmaceutical Product Development, Inc.+...................      210,000        9,840,600
                       Wellpoint, Inc.+............................................      248,000       17,270,720



                       Medical Products -- 1.4%
                       Medtronic, Inc. ............................................      373,900       19,364,281
                                                                                                   ---------------
                                                                                                      336,141,466
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 3.3%
                       Aerospace & Military Technology -- 0.9%
                       General Dynamics Corp. .....................................      111,100       12,169,894



                       Business Services -- 1.8%
                       Accenture, Ltd., Class A+...................................      206,400        4,679,088
                       Adecco SA(2)................................................       64,290        2,918,536
                       Cogent, Inc. ...............................................      221,400        6,320,970
                       First Data Corp. ...........................................      262,000       10,516,680



                       Multi-Industry -- 0.6%
                       General Electric Co. .......................................      250,000        8,662,500
                                                                                                   ---------------
                                                                                                       45,267,668
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 15.2%
                       Broadcasting & Media -- 9.8%
                       Comcast Corp., Class A+.....................................      705,500       21,658,850
                       Lamar Advertising Co.+......................................      155,000        6,629,350
                       Liberty Media Corp.+........................................    1,838,000       18,729,220
                       News Corp., Class A.........................................    1,060,000       17,150,800
                       Publishing & Broadcasting, Ltd.+(2).........................      547,745        6,173,012
                       Time Warner, Inc.+..........................................      440,600        7,362,426
                       Viacom, Inc., Class B.......................................      828,800       26,538,176
                       XM Satellite Radio Holdings, Inc., Class A+.................      902,500       30,378,150



                       Entertainment Products -- 3.2%
                       Electronic Arts, Inc.+ .....................................      603,100       34,141,491
                       Warner Music Group Corp. ...................................      585,300        9,481,860



                       Leisure & Tourism -- 2.2%
                       Gol-Linhas Aereas Inteligentes SA ADR+......................      279,000        8,386,740
                       Ryanair Holdings, PLC Sponsored ADR+........................      489,601       21,953,709
                                                                                                   ---------------
                                                                                                      208,583,784
                                                                                                   ---------------

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 30.8%
                       Communication Equipment -- 0.7%
                       Nokia Oyj Sponsored ADR.....................................      570,100   $    9,486,464



                       Computers & Business Equipment -- 5.9%
                       Canon, Inc.(2)..............................................       84,000        4,399,860
                       Dell, Inc.+.................................................      705,000       27,854,550
                       EMC Corp.+..................................................    1,998,200       27,395,322
                       Hon Hai Precision Industry Co., Ltd.(2).....................    2,700,000       13,974,803
                       Logitech International SA(2)................................      249,960        8,018,258



                       Electronics -- 1.2%
                       Samsung Electronics Co., Ltd.(2)............................       33,500       15,872,051



                       Internet Content -- 10.0%
                       F5 Networks, Inc. ..........................................      235,000       11,100,225
                       Google, Inc. ...............................................      152,100       44,740,215
                       Monster Worldwide, Inc.+....................................      534,846       15,339,383
                       Yahoo!, Inc.+...............................................    1,902,200       65,911,230



                       Software -- 5.1%
                       Microsoft Corp. ............................................    1,857,000       46,127,880
                       Pixar+......................................................      282,700       14,149,135
                       Salesforce.com, Inc. .......................................      450,000        9,216,000



                       Telecommunications -- 7.9%
                       Amdocs, Ltd.+...............................................      728,400       19,251,612
                       America Movil SA de CV ADR..................................      176,900       10,545,009
                       American Tower Corp., Class A+..............................      264,900        5,568,198
                       Cisco Systems, Inc.+........................................    1,217,000       23,256,870
                       Corning, Inc.+..............................................      828,600       13,771,332
                       Crown Castle International Corp.+...........................      750,100       15,242,032
                       Nextel Communications, Inc.+................................      199,400        6,442,614
                       Research In Motion, Ltd.+...................................      195,000       14,381,250
                                                                                                   ---------------
                                                                                                      422,044,293
                                                                                                   ---------------
                       MATERIALS -- 0.6%
                       Metals & Minerals -- 0.6%
                       Cameco Corp. ...............................................      195,000        8,726,250
                                                                                                   ---------------
                       REAL ESTATE -- 1.1%
                       Real Estate Companies -- 1.1%
                       CB Richard Ellis Group, Inc., Class A+......................      355,300       15,583,458
                                                                                                   ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost
                         $1,176,659,167)...........................................                 1,329,860,604
                                                                                                   ---------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.1%                                    AMOUNT
                       -------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account(1)
                         (cost $28,295,000)........................................  $28,295,000   $   28,295,000
                                                                                                   ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,204,954,167)@                        99.0%                       1,358,155,604
                       Other assets less liabilities --                 1.0                           13,587,588
                                                                      ------                      ---------------
                       NET ASSETS --                                  100.0%                      $1,371,743,192
                                                                      ======                      ===============

              -----------------------------
               +  Non-income producing security
               @  See Note 6 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.
              (2) Fair valued security; See Note 2
              ADR -- American Depository Receipt

              See Notes to Financial Statements
---------------------
    54

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                                 PORTFOLIO PROFILE -- JUNE 30, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Sources...............................    51.1%
      Metals & Minerals............................    27.8
      Energy Services..............................    11.6
      Repurchase Agreement.........................     5.5
      Forest Products..............................     2.4
      Gas & Pipeline Utilities.....................     2.0
                                                      ------
                                                      100.4%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2005
                                                                     (UNAUDITED)

                                                                                                      VALUE
                       COMMON STOCK -- 91.1%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       ENERGY -- 62.7%
                       Energy Services -- 11.6%
                       Consol Energy, Inc. ........................................      90,400   $  4,843,632
                       GlobalSantaFe Corp. ........................................      64,776      2,642,861
                       Halliburton Co. ............................................      78,100      3,734,742
                       Massey Energy Corp. ........................................     151,000      5,695,720
                       Valero Energy Corp. ........................................     147,300     11,652,903



                       Energy Sources -- 51.1%
                       Anadarko Petroleum Corp. ...................................      48,265      3,964,970
                       BP, PLC Sponsored ADR.......................................     120,400      7,510,552
                       Burlington Resources, Inc. .................................      48,600      2,684,664
                       Canadian Natural Resources, Ltd. ...........................     323,000     11,705,191
                       China Petroleum & Chemical Corp. ADR........................      59,500      2,321,690
                       ConocoPhillips..............................................      72,200      4,150,778
                       Devon Energy Corp. .........................................      54,400      2,756,992
                       EnCana Corp. ...............................................     147,482      5,817,667
                       EOG Resources, Inc. ........................................     127,700      7,253,360
                       Exxon Mobil Corp. ..........................................     162,184      9,320,714
                       Kerr-McGee Corp. ...........................................      19,775      1,509,030
                       LUKOIL Sponsored ADR........................................      96,000      3,533,760
                       Newfield Exploration Co.+...................................      67,800      2,704,542
                       Noble Energy, Inc. .........................................      36,100      2,730,965
                       Petro-Canada................................................      54,700      3,560,500
                       Petroleo Brasileiro SA ADR..................................      89,900      4,686,487
                       Repsol YPF SA Sponsored ADR.................................      88,600      2,226,518
                       Royal Dutch Petroleum Co.- NY...............................      69,500      4,510,550
                       Shell Transport & Trading Co., PLC Sponsored ADR............      62,100      3,605,526
                       Suncor Energy, Inc. ........................................     103,000      4,869,213
                       Surgutneftegaz Sponsored ADR................................      52,700      1,969,399
                       Talisman Energy, Inc. ......................................     260,600      9,762,928
                       Total SA Sponsored ADR......................................      71,200      8,319,720
                       Transocean, Inc.+...........................................      54,300      2,930,571
                       Western Oil Sands, Inc., Class A+...........................     261,054      5,068,948
                       XTO Energy, Inc. ...........................................     179,042      6,085,638
                                                                                                  -------------
                                                                                                   154,130,731
                                                                                                  -------------
                       MATERIALS -- 26.4%
                       Forest Products -- 2.4%
                       Abitibi-Consolidated, Inc. .................................     649,600      2,910,208
                       Domtar, Inc. ...............................................     177,100      1,309,603
                       International Paper Co. ....................................      52,800      1,595,088



                       Metals & Minerals -- 24.0%
                       Alcoa, Inc. ................................................     183,600      4,797,468
                       Alumina, Ltd.(2)............................................     796,799      3,358,542
                       Aluminum Corp. of China, Ltd. ADR...........................      62,500      3,435,625
                       Anglo American, PLC(2)......................................      94,980      2,229,153
                       Anglo Platinum, Ltd.(2).....................................     115,315      5,142,653
                       Apex Silver Mines, Ltd.+....................................      76,500      1,051,110
                       Cameco Corp. ...............................................     195,600      8,753,100

---------------------
    56

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Companhia Siderurgica Nacional SA...........................      58,400   $    943,160
                       Companhia Vale do Rio Doce ADR..............................     108,837      3,186,747
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............     113,700      4,256,928
                       Gold Fields, Ltd.(2)........................................     192,834      2,201,464
                       Impala Platinum Holdings, Ltd.(2)...........................      27,293      2,444,893
                       Inco, Ltd. .................................................      12,000        453,000
                       Mittal Steel Co. NV.........................................     187,209      4,444,342
                       Placer Dome, Inc. ..........................................     133,400      2,051,692
                       Vedanta Resources, PLC(2)...................................     472,810      4,260,251
                       Xstrata, PLC(2).............................................     315,181      6,056,127
                                                                                                  -------------
                                                                                                    64,881,154
                                                                                                  -------------
                       UTILITIES -- 2.0%
                       Gas & Pipeline Utilities -- 2.0%
                       Equitable Resources, Inc. ..................................      35,500      2,414,000
                       Western Gas Resources, Inc. ................................      69,300      2,418,570
                                                                                                  -------------
                                                                                                     4,832,570
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $138,725,282)......................                223,844,455
                                                                                                  -------------
                       PREFERRED STOCK -- 3.8%
                       ----------------------------------------------------------------------------------------
                       MATERIALS -- 3.8%
                       Metals & Minerals -- 3.8%
                       Anglo Platinum, Ltd. 6.38% (Convertible)....................      31,351        636,616
                       Companhia Vale do Rio Doce Sponsored ADR....................     341,700      8,679,180
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $4,644,108).....................                  9,315,796
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $143,369,390)...                233,160,251
                                                                                                  -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 5.5%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account(1)
                         (cost $13,590,000)........................................  $13,590,000    13,590,000
                                                                                                   ------------

                       TOTAL INVESTMENTS --
                         (cost $156,959,390)@                                100.4%               246,750,251
                       Liabilities in excess of other assets --               (0.4)                  (947,462)
                                                                             ------              -------------
                       NET ASSETS --                                         100.0%              $245,802,789
                                                                             ======              =============

              -----------------------------
               +  Non-income producing security
               @  See Note 6 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.
              (2) Fair valued security; See Note 2
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO
                                              PORTFOLIO PROFILE -- JUNE 30, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Finance......................................    18.9%
      Information Technology.......................    13.5
      Healthcare...................................    12.4
      U.S. Government Agencies.....................    10.6
      Industrial & Commercial......................     8.2
      Energy.......................................     7.3
      U.S. Government Obligations..................     7.2
      Consumer Staples.............................     7.0
      Information & Entertainment..................     4.6
      Consumer Discretionary.......................     4.0
      Utilities....................................     2.4
      Repurchase Agreement.........................     2.4
      Materials....................................     2.2
      Municipal Bonds..............................     0.2
                                                      ------
                                                      100.9%
                                                      ======

    -------------------
     *  Calculated as a percentage of net assets.

---------------------
    58

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO                  INVESTMENT PORTFOLIO -- JUNE 30, 2005
                                                                     (UNAUDITED)

                                                                                                         VALUE
                       COMMON STOCK -- 67.7%                                            SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.9%
                       Apparel & Textiles -- 0.5%
                       NIKE, Inc., Class B.........................................        2,700     $   233,820



                       Retail -- 2.4%
                       Kohl's Corp.+...............................................        5,800         324,278
                       Lowe's Cos., Inc. ..........................................        9,600         558,912
                       Target Corp. ...............................................        7,600         413,516
                                                                                                     ------------
                                                                                                       1,530,526
                                                                                                     ------------
                       CONSUMER STAPLES -- 6.5%
                       Food, Beverage & Tobacco -- 4.1%
                       Altria Group, Inc. .........................................       11,500         743,590
                       Coca-Cola Co. ..............................................       18,000         751,500
                       PepsiCo, Inc. ..............................................       12,700         684,911



                       Household & Personal Products -- 2.4%
                       Procter & Gamble Co. .......................................       25,000       1,318,750
                                                                                                     ------------
                                                                                                       3,498,751
                                                                                                     ------------
                       ENERGY -- 7.1%
                       Energy Services -- 1.9%
                       GlobalSantaFe Corp. ........................................        9,100         371,280
                       Halliburton Co. ............................................       14,100         674,262



                       Energy Sources -- 5.2%
                       ConocoPhillips..............................................       17,000         977,330
                       Exxon Mobil Corp. ..........................................       15,400         885,038
                       Noble Energy, Inc. .........................................        5,700         431,205
                       Occidental Petroleum Corp. .................................        6,100         469,273
                                                                                                     ------------
                                                                                                       3,808,388
                                                                                                     ------------
                       FINANCE -- 11.1%
                       Banks -- 3.2%
                       Bank of America Corp. ......................................       27,700       1,263,397
                       State Street Corp. .........................................        9,400         453,550



                       Financial Services -- 5.3%
                       Capital One Financial Corp. ................................        4,700         376,047
                       Citigroup, Inc.(3)..........................................       23,607       1,091,352
                       Golden West Financial Corp. ................................        5,700         366,966
                       Merrill Lynch & Co., Inc. ..................................       11,500         632,615
                       PNC Financial Services Group, Inc. .........................        6,700         364,882



                       Insurance -- 2.6%
                       American International Group, Inc.#.........................        5,768         335,121
                       Principal Financial Group, Inc. ............................       10,200         427,380
                       St. Paul Travelers Cos., Inc. ..............................       10,195         403,008
                       UnumProvident Corp. ........................................       12,100         221,672
                                                                                                     ------------
                                                                                                       5,935,990
                                                                                                     ------------

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 12.0%
                       Drugs -- 7.2%
                       Abbott Laboratories.........................................       16,200     $   793,962
                       Amgen, Inc.+................................................       10,000         604,600
                       Eli Lilly & Co. ............................................        5,600         311,976
                       Genzyme Corp.+..............................................        6,100         366,549
                       Pfizer, Inc. ...............................................       24,900         686,742
                       Schering-Plough Corp. ......................................       34,600         659,476
                       Wyeth.......................................................       10,400         462,800



                       Health Services -- 1.8%
                       HCA, Inc. ..................................................        3,900         221,013
                       Wellpoint, Inc.+............................................       10,500         731,220



                       Medical Products -- 3.0%
                       Baxter International, Inc. .................................       13,200         489,720
                       Fisher Scientific International, Inc.+......................        2,700         175,230
                       Johnson & Johnson...........................................        2,900         188,500
                       Medtronic, Inc. ............................................       14,600         756,134
                                                                                                     ------------
                                                                                                       6,447,922
                                                                                                     ------------
                       INDUSTRIAL & COMMERCIAL -- 7.8%
                       Aerospace & Military Technology -- 3.4%
                       Boeing Co. .................................................       12,100         798,600
                       General Dynamics Corp. .....................................        1,900         208,126
                       United Technologies Corp. ..................................       15,600         801,060



                       Business Services -- 0.6%
                       Ingersoll-Rand Co., Class A.................................        4,600         328,210



                       Machinery -- 0.5%
                       Caterpillar, Inc. ..........................................        2,900         276,399



                       Multi-Industry -- 3.3%
                       General Electric Co. .......................................       40,600       1,406,790
                       Tyco International, Ltd. ...................................       12,600         367,920
                                                                                                     ------------
                                                                                                       4,187,105
                                                                                                     ------------
                       INFORMATION & ENTERTAINMENT -- 4.1%
                       Broadcasting & Media -- 4.1%
                       Comcast Corp., Special Class A+.............................       14,400         431,280
                       Time Warner, Inc.+..........................................       63,700       1,064,427
                       Viacom, Inc., Class B.......................................       21,800         698,036
                                                                                                     ------------
                                                                                                       2,193,743
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 12.5%
                       Communication Equipment -- 0.7%
                       Nokia Oyj Sponsored ADR.....................................       21,500         357,760



                       Computers & Business Equipment -- 1.4%
                       Dell, Inc.+.................................................       14,700         580,797
                       Hewlett-Packard Co. ........................................        7,400         173,974



                       Electronics -- 2.5%
                       Analog Devices, Inc. .......................................       12,500         466,375
                       Intel Corp. ................................................       19,900         518,594
                       Texas Instruments, Inc. ....................................       13,100         367,717



                       Internet Content -- 1.4%
                       Yahoo!, Inc.+...............................................       22,000         762,300

---------------------
    60

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)



                       Software -- 3.2%
                       Electronic Arts, Inc.+......................................        1,900     $   107,559
                       Microsoft Corp. ............................................       64,500       1,602,180



                       Telecommunications -- 3.3%
                       Cisco Systems, Inc.+(3).....................................       36,400         695,604
                       Corning, Inc.+..............................................       24,700         410,514
                       Nextel Communications, Inc.+................................       20,500         662,355
                                                                                                     ------------
                                                                                                       6,705,729
                                                                                                     ------------
                       MATERIALS -- 2.1%
                       Chemicals -- 1.4%
                       Air Products & Chemicals, Inc. .............................        6,800         410,040
                       du Pont (E.I.) de Nemours and Co. ..........................        7,900         339,779



                       Metals & Minerals -- 0.7%
                       Rio Tinto, PLC Sponsored ADR................................        3,000         365,760
                                                                                                     ------------
                                                                                                       1,115,579
                                                                                                     ------------
                       UTILITIES -- 1.6%
                       Electric Utilities -- 1.6%
                       PG&E Corp.+.................................................       15,800         593,132
                       Southern Co. ...............................................        7,600         263,492
                                                                                                     ------------
                                                                                                         856,624
                                                                                                     ------------
                       TOTAL COMMON STOCK (cost $32,600,658).......................                   36,280,357
                                                                                                     ------------
                                                                                       PRINCIPAL
                       ASSET-BACKED SECURITIES -- 2.9%                                  AMOUNT
                       -------------------------------------------------------------------------------------------
                       FINANCE -- 2.9%
                       Bank One Issuance Trust, Series 2002-A3 3.59% due
                         05/17/10..................................................   $  100,000          99,229
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2 4.83% due 08/15/38(1)........................      100,000         102,231
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2 4.74% due 03/13/40(1).........................      100,000         101,738
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4 4.68% due 08/13/39(1).........................      100,000         101,441
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2004-PWR6 A6 4.83% due 11/11/41(1)........................      100,000         102,029
                       BMW Vehicle Owner Trust, Series 2002-A A4 4.46% due
                         05/25/07..................................................       53,163          53,233
                       Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92%
                         due 04/15/08..............................................       86,701          86,196
                       Capital One Auto Finance Trust, Series 2002-A A4 4.79% due
                         01/15/09..................................................       75,360          75,599
                       Carmax Auto Owner Trust, Series 2002-2 A4 3.34% due
                         02/15/08..................................................       94,957          94,583
                       Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95%
                         due 02/09/09..............................................      100,000         101,519
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38 (1)....................................      100,000          96,396
                       DaimlerChrysler Auto Trust, Series 2002-B A4 3.53% due
                         12/06/07..................................................       76,448          76,345
                       Ford Credit Auto Owner Trust, Series 2005-B A4 4.38% due
                         01/15/10..................................................       40,000          40,294
                       Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70%
                         due 03/17/08..............................................       90,000          89,227
                       Household Automotive Trust, Series 2002-3 A3A 2.75% due
                         06/18/07..................................................        6,345           6,341
                       MBNA Credit Card Master Note Trust, Series 2002-A1 A1 4.95%
                         due 06/15/09..............................................      100,000         101,668
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2
                         2A2 4.56% due 03/25/35(2).................................       66,930          67,942
                       Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4
                         2A2 4.54% due 04/25/35....................................       72,391          71,939
                       WFS Financial Owner Trust, Series 2002-3 A4 3.50% due
                         02/20/10..................................................       91,761          91,512
                                                                                                     ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $1,568,895).............                    1,559,462
                                                                                                     ------------

                                                           ---------------------

                                                                                       PRINCIPAL         VALUE
                       BONDS & NOTES -- 26.5%                                           AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.1%
                       Centex Corp. 5.80% due 09/15/09.............................   $  100,000     $   104,172
                       DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12.........      100,000         111,744
                       Federated Department Stores, Inc. 6.63% due 04/01/11........      100,000         110,310
                       Staples, Inc. 7.13% due 08/15/07............................       65,000          68,878
                       Target Corp. 3.38% due 03/01/08.............................      100,000          98,436
                       Wal-Mart Stores, Inc. 4.38% due 07/12/07....................       85,000          85,758
                                                                                                     ------------
                                                                                                         579,298
                                                                                                     ------------
                       CONSUMER STAPLES -- 0.4%
                       Coca-Cola Enterprises, Inc. 5.25% due 05/15/07..............      100,000         102,177
                       Kroger Co. 6.75% due 04/15/12...............................      100,000         110,731
                                                                                                     ------------
                                                                                                         212,908
                                                                                                     ------------
                       ENERGY -- 0.2%
                       Valero Energy Corp. 6.88% due 04/15/12......................      100,000         111,620
                                                                                                     ------------
                       FINANCE -- 4.6%
                       Ace Capital Trust II 9.70% due 04/01/30.....................      150,000         207,014
                       American Express Co. 3.75% due 11/20/07.....................      100,000          99,203
                       Bank of America Corp. 5.38% due 06/15/14....................      100,000         106,254
                       BB&T Corp. 4.90% due 06/30/17...............................       25,000          25,065
                       Berkshire Hathaway Finance Corp. 4.63% due 10/15/13.........      100,000         100,076
                       ChevronTexaco Capital Co. 3.50% due 09/17/07................      100,000          99,031
                       Citigroup, Inc. 6.50% due 01/18/11..........................      100,000         110,410
                       Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15.....       45,000          45,536
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......      100,000         117,306
                       Financing Corp. Strip Series 12 zero coupon due 12/06/13....       25,000          17,426
                       Financing Corp. Strip Series 13 zero coupon due 12/27/13....       25,000          17,368
                       First Financial Caribbean Corp. 7.84% due 10/10/06..........      100,000          98,894
                       General Electric Capital Corp., Series MTNA 5.88% due
                         02/15/12..................................................      100,000         108,134
                       Hartford Life, Inc. 7.38% due 03/01/31......................      100,000         127,904
                       Household Finance Corp. 6.38% due 10/15/11..................      100,000         109,334
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................      145,000         148,328
                       Liberty Mutual Insurance 7.88% due 10/15/26*................       75,000          89,025
                       Marsh & McLennan Cos., Inc. 5.38% due 07/15/14..............      100,000          99,610
                       MBIA, Inc. 6.63% due 10/01/28...............................      100,000         114,322
                       Metlife, Inc. 5.00% due 06/15/15............................       50,000          50,743
                       Morgan Stanley 5.30% due 03/01/13...........................      100,000         103,924
                       National Rural Utilities Cooperative Finance Corp. 3.88% due
                         02/15/08..................................................      100,000          99,450
                       Resolution Funding Corp. zero coupon due 04/15/14...........      350,000         243,051
                       Wachovia Corp. 3.63% due 02/17/09...........................      100,000          98,323
                       Willis North America, Inc. 5.63% due 07/15/15...............       15,000          15,096
                                                                                                     ------------
                                                                                                       2,450,827
                                                                                                     ------------
                       HEALTHCARE -- 0.4%
                       American Home Products Corp. 6.70% due 03/15/11.............      100,000         111,757
                       UnitedHealth Group, Inc. 5.00% due 08/15/14.................      100,000         103,471
                                                                                                     ------------
                                                                                                         215,228
                                                                                                     ------------
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22....      104,506         119,275
                       First Data Corp. 3.38% due 08/01/08.........................      100,000          97,644
                                                                                                     ------------
                                                                                                         216,919
                                                                                                     ------------
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Comcast Corp. 5.65% due 06/15/35............................       50,000          49,791
                       Cox Enterprises, Inc. 8.00% due 02/15/07*...................      100,000         105,332
                       Time Warner, Inc. 6.15% due 05/01/07........................      100,000         103,472
                                                                                                     ------------
                                                                                                         258,595
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 0.9%
                       AT&T Broadband Corp. 8.38% due 03/15/13.....................       50,000          60,967
                       AT&T Wireless Services, Inc. 7.50% due 05/01/07.............      100,000         105,921

---------------------
    62

                                                                                       PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Sciences Corp. 3.50% due 04/15/08..................   $  100,000     $    97,692
                       Hewlett-Packard Co. 5.75% due 12/15/06......................      100,000         102,327
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............      100,000         113,487
                                                                                                     ------------
                                                                                                         480,394
                                                                                                     ------------
                       MATERIALS -- 0.1%
                       Weyerhaeuser Co. 5.95% due 11/01/08.........................       53,000          55,489
                                                                                                     ------------
                       MUNICIPAL BONDS -- 0.2%
                       Illinois State General Obligation Pension 3.85% due
                         06/01/13..................................................       65,000          62,465
                       Oregon School Boards Assoc. 4.76% due 06/30/28..............       55,000          55,129
                                                                                                     ------------
                                                                                                         117,594
                                                                                                     ------------
                       U.S. GOVERNMENT AGENCIES -- 9.7%
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/11.............       13,000          13,521
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/25.............       24,009          24,967
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/25.............        2,810           2,922
                       Federal Home Loan Mtg. Corp. 6.50% due 09/01/25.............       11,476          11,934
                       Federal Home Loan Mtg. Corp. 6.50% due 10/01/25.............       90,509          94,120
                       Federal Home Loan Mtg. Corp. 6.50% due 11/01/25.............       31,301          32,549
                       Federal National Mtg. Assoc. 4.50% due 08/01/19.............      820,000         816,910
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............       21,296          21,560
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............      577,462         584,384
                       Federal National Mtg. Assoc. 5.00% due 04/01/18.............       37,047          37,505
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............      793,425         802,737
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............      141,381         143,040
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............       55,709          55,788
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............      121,085         121,255
                       Federal National Mtg. Assoc. 5.00% due July TBA.............      301,000         300,341
                       Federal National Mtg. Assoc. 6.50% due 08/01/28.............       27,406          28,460
                       Federal National Mtg. Assoc. 6.50% due 02/01/34.............       32,003          33,141
                       Government National Mtg. Assoc. 5.50% due 04/15/34..........      390,407         399,083
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........      113,582         117,286
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........        4,833           5,070
                       Government National Mtg. Assoc. 6.50% due 09/15/23..........       14,340          15,043
                       Government National Mtg. Assoc. 6.50% due 09/15/23..........       12,678          13,300
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........        5,374           5,637
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      197,782         207,484
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      211,512         221,886
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........       36,918          38,675
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........       44,724          46,820
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........      230,788         241,316
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........        4,903           5,126
                       Government National Mtg. Assoc. 6.50% due 05/15/33..........      159,959         167,193
                       Government National Mtg. Assoc. 7.00% due 07/15/29..........      290,883         308,221
                       Tennessee Valley Authority 4.38% due 06/15/15...............      300,000         302,185
                                                                                                     ------------
                                                                                                       5,219,459
                                                                                                     ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 7.2%
                       United States Treasury Bonds 5.38% due 02/15/31(3)..........    1,050,000       1,239,000
                       United States Treasury Notes 2.25% due 02/15/07(3)..........    1,025,000       1,003,019
                       United States Treasury Notes 3.13% due 05/15/07(3)..........      800,000         792,437
                       United States Treasury Notes 3.50% due 11/15/06(3)..........      500,000         499,434
                       United States Treasury Notes 3.50% due 12/15/09(3)..........      325,000         321,940
                                                                                                     ------------
                                                                                                       3,855,830
                                                                                                     ------------

                                                           ---------------------

                                                                                       PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                        AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       UTILITIES -- 0.8%
                       Dominion Resources, Inc. 4.13% due 02/15/08.................   $  100,000     $    99,574
                       Eastern Energy, Ltd., Series AMBC 6.75% due 12/01/06*.......      100,000         103,407
                       Kinder Morgan, Inc. 6.50% due 09/01/12......................      100,000         110,155
                       NSTAR 8.00% due 02/15/10....................................      100,000         114,763
                                                                                                     ------------
                                                                                                         427,899
                                                                                                     ------------
                       TOTAL BONDS & NOTES (cost $13,706,768)......................                   14,202,060
                                                                                                     ------------

                       FOREIGN BONDS & NOTES -- 0.5%
                       -------------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.1%
                       Diageo Capital, PLC 4.38% due 05/03/10......................       50,000          50,259
                                                                                                     ------------
                       FINANCE -- 0.3%
                       Axa 8.60% due 12/15/30......................................      100,000         136,178
                                                                                                     ------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Deutsche Telekom 8.75% due 06/15/30.........................       50,000          67,699
                                                                                                     ------------
                       TOTAL FOREIGN BONDS & NOTES (cost $225,893).................                      254,136
                                                                                                     ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $48,102,214)....                   52,296,015
                                                                                                     ------------

                       SHORT-TERM INVESTMENT SECURITIES -- 0.9%
                       -------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS -- 0.9%
                       United States Treasury Bills 2.59% due 08/04/05 (3)
                         (cost $498,675)...........................................      500,000         498,675
                                                                                                     ------------
                       REPURCHASE AGREEMENT -- 2.4%
                       -------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account
                         (cost $1,275,000)(3)(4)(5)................................    1,275,000       1,275,000
                                                                                                     ------------

                       TOTAL INVESTMENTS --
                         (cost $49,875,889)@                             100.9%                    54,069,690
                       Liabilities in excess of other assets --           (0.9)                      (470,190)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $53,599,500
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005, the aggregate value of these securities was $297,764 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               # Security represents an investment in an affiliated company; See Note 11.
               @  See Note 6 for cost of investments on a tax basis.
              (1) Commercial Mortgage-Backed Security
              (2) Collateralized Mortgage Obligation
              (3) The security or a portion thereof represents collateral for open futures contracts.
              (4) See Note 2 for details of Joint Repurchase Agreement.
              (5) The security or a portion thereof represents collateral for
                  TBA's.
              ADR -- American Depository Receipt
              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

---------------------
    64

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                               UNREALIZED
                       NUMBER OF                                                 VALUE AT     VALUE AS OF     APPRECIATION
                       CONTRACTS         DESCRIPTION          EXPIRATION DATE   TRADE DATE   JUNE 30, 2005   (DEPRECIATION)
                        ---------------------------------------------------------------------------------------------------
                       3 Short     Russell 2000 Index         September 2005    $  931,923    $  954,650       $(22,727)
                       7 Short     S&P 500 Index              September 2005     2,110,643     2,092,125         18,518
                       11 Short    U.S. Treasury 5 YR Note    September 2005     1,195,953     1,197,797         (1,843)
                                                                                                               ---------
                                                                                                               $ (6,052)
                                                                                                               =========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                                 PORTFOLIO PROFILE -- JUNE 30, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Foreign Government Bonds.....................    16.9%
      Information Technology.......................    16.6
      Healthcare...................................    11.4
      Finance......................................    10.9
      Information & Entertainment..................     7.1
      Consumer Staples.............................     6.5
      Energy.......................................     5.7
      Industrial & Commercial......................     5.7
      Foreign Government Obligations...............     5.5
      Repurchase Agreement.........................     3.9
      U.S. Government Obligations..................     2.6
      Materials....................................     2.4
      Utilities....................................     2.0
      Consumer Discretionary.......................     1.8
      Real Estate..................................     1.0
      U.S. Government Agencies.....................     0.3
      Education....................................     0.1
                                                      ------
                                                      100.4%
                                                      ======

      COUNTRY ALLOCATION*
      United States................................    44.5%
      Japan........................................     8.0
      France.......................................     7.3
      Netherlands..................................     5.5
      Germany......................................     5.2
      United Kingdom...............................     5.0
      Canada.......................................     4.2
      Belgium......................................     3.2
      Switzerland..................................     2.6
      Australia....................................     2.4
      Spain........................................     1.9
      Brazil.......................................     1.4
      Austria......................................     1.1
      Italy........................................     1.1
      Denmark......................................     0.9
      Mexico.......................................     0.8
      Taiwan.......................................     0.8
      Sweden.......................................     0.7
      Hong Kong....................................     0.6
      Ireland......................................     0.5
      New Zealand..................................     0.5
      Finland......................................     0.4
      Singapore....................................     0.4
      Israel.......................................     0.3
      Philippines..................................     0.3
      South Korea..................................     0.3
      Hungary......................................     0.2
      Turkey.......................................     0.2
      Russia.......................................     0.1
                                                      ------
                                                      100.4%
                                                      ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    66

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2005
                                                                     (UNAUDITED)

                                                                                                      VALUE
                       COMMON STOCK -- 70.6%                                           SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 14.1%
                       Aerospace & Military Technology -- 0.8%
                       General Dynamics Corp.(11)..................................        2,900   $   317,666



                       Broadcasting & Media -- 2.0%
                       Omnicom Group, Inc.(11).....................................        2,200       175,692
                       Viacom, Inc., Class B.......................................       12,300       393,846
                       XM Satellite Radio Holdings, Inc., Class A+.................        6,200       208,692



                       Computers & Business Equipment -- 0.8%
                       Dell, Inc.+(11).............................................        5,300       209,403
                       EMC Corp.+..................................................        8,900       122,019



                       Drugs -- 4.2%
                       Astrazeneca, PLC Sponsored ADR..............................        4,500       185,670
                       Cephalon, Inc.+.............................................        1,000        39,810
                       Eli Lilly & Co. ............................................        4,100       228,411
                       Forest Laboratories, Inc.+(11)..............................        9,000       349,650
                       Genzyme Corp.+(11)..........................................        3,400       204,306
                       Gilead Sciences, Inc.+......................................        7,600       334,324
                       ICOS Corp.+.................................................        4,200        88,914
                       Schering-Plough Corp. ......................................       12,500       238,250



                       Education -- 0.1%
                       Apollo Group, Inc., Class A+(11)............................          600        46,932



                       Electronics -- 1.0%
                       Analog Devices, Inc. .......................................        6,200       231,322
                       Motorola, Inc. .............................................        8,500       155,210



                       Energy Services -- 0.4%
                       Transocean Sedco Forex, Inc.+...............................        3,100       167,307



                       Financial Services -- 0.6%
                       Citigroup, Inc.(11).........................................        5,400       249,642



                       Internet Content -- 1.0%
                       Yahoo!, Inc.+(11)...........................................       11,300       391,545



                       Retail -- 0.3%
                       Staples, Inc.(11)...........................................        5,700       121,524



                       Telecommunications -- 2.9%
                       Amdocs, Ltd.+...............................................        5,500       145,365
                       Cisco Systems, Inc.+........................................       27,100       517,881
                       Corning, Inc.+..............................................        7,900       131,298
                       Crown Castle International Corp.+(11).......................       12,400       251,968
                       Nextel Communications, Inc., Class A+(11)...................        4,000       129,240
                                                                                                   ------------
                                                                                                     5,635,887
                                                                                                   ------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CORE EQUITY -- 23.1%
                       Aerospace & Military Technology -- 0.5%
                       United Technologies Corp.(11)...............................        4,200   $   215,670



                       Banks -- 1.1%
                       Bank of America Corp.(11)...................................        9,800       446,978



                       Broadcasting & Media -- 1.2%
                       Cablevision Systems Corp., Class A+.........................        3,200       103,040
                       Comcast Corp., Class A+.....................................        5,200       159,640
                       Time Warner, Inc.+..........................................       12,700       212,217



                       Business Services -- 0.6%
                       Wolseley, PLC(5)............................................       12,159       254,679



                       Drugs -- 1.6%
                       Abbott Laboratories.........................................        4,800       235,248
                       Amgen, Inc.+................................................        5,000       302,300
                       OSI Pharmaceuticals, Inc.+..................................        2,300        94,001



                       Electric Utilities -- 0.4%
                       Exelon Corp. ...............................................        2,800       143,724



                       Electronics -- 0.6%
                       AU Optronics Corp. ADR......................................       15,100       255,794



                       Energy Services -- 0.6%
                       Noble Corp.+................................................        1,600        98,416
                       Schlumberger, Ltd. .........................................        1,700       129,098



                       Energy Sources -- 1.6%
                       ConocoPhillips..............................................        7,600       436,924
                       Exxon Mobil Corp. ..........................................        3,400       195,398



                       Financial Services -- 1.4%
                       Capital One Financial Corp. ................................        5,300       424,053
                       Goldman Sachs Group, Inc. ..................................        1,400       142,828



                       Food, Beverage & Tobacco -- 1.9%
                       Altria Group, Inc.(11)......................................        6,400       413,824
                       Constellation Brands Inc., Class A+.........................        7,000       206,500
                       PepsiCo, Inc.(11)...........................................        2,600       140,218



                       Health Services -- 1.3%
                       Aetna, Inc. ................................................        4,000       331,280
                       Covance, Inc.+..............................................        1,500        67,305
                       Wellpoint, Inc.+............................................        1,600       111,424



                       Household & Personal Products -- 1.3%
                       Gillette Co.(11)............................................        7,100       359,473
                       Procter & Gamble Co. .......................................        2,200       116,050
                       Tempur Pedic International, Inc. ...........................        2,700        59,886



                       Insurance -- 0.8%
                       Hartford Financial Services Group, Inc. ....................        2,600       194,428
                       MBIA, Inc.(11)..............................................        2,000       118,620



                       Internet Content -- 1.4%
                       Google, Inc.+...............................................        1,400       411,810
                       Monster Worldwide, Inc.+....................................        5,300       152,004



                       Leisure & Tourism -- 0.5%
                       Yum! Brands, Inc. ..........................................        4,082       212,591

---------------------
    68

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Machinery -- 0.4%
                       Deere & Co. ................................................        2,700   $   176,823



                       Metals & Minerals -- 0.3%
                       Cameco Corp. ...............................................        3,000       134,250



                       Multi-Industry -- 0.2%
                       General Electric Co. .......................................        2,000        69,300



                       Real Estate Companies -- 0.4%
                       CB Richard Ellis Group, Inc., Class A+......................        3,700       162,282



                       Retail -- 0.4%
                       Kohl's Corp.+...............................................        2,500       139,775



                       Software -- 2.8%
                       Electronic Arts, Inc.+......................................        9,700       549,117
                       Microsoft Corp.(11).........................................       23,600       586,224



                       Telecommunications -- 0.4%
                       America Movil SA de CV ADR(11)..............................        2,500       149,025



                       Transportation -- 1.0%
                       Esprit Holdings, Ltd.(5)....................................       53,500       385,027



                       Utilities -- 0.4%
                       PT Telekomunikasi Indonesia Sponsored ADR...................        8,200       170,970
                                                                                                   ------------
                                                                                                     9,268,214
                                                                                                   ------------



                       GLOBAL CAPITAL APPRECIATION -- 1.2%
                       Ireland -- 0.5%
                       Ryanair Holdings, PLC Sponsored ADR (Information &
                         Entertainment)............................................        5,000       224,200



                       Switzerland -- 0.2%
                       UBS AG (Finance)............................................          900        70,065



                       Taiwan -- 0.5%
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)(5)............................................      105,595       182,462
                                                                                                   ------------
                                                                                                       476,727
                                                                                                   ------------



                       GLOBAL CORE EQUITY -- 32.2%
                       Australia -- 0.3%
                       Santos, Ltd. (Energy)(5)....................................       14,681       126,158



                       Brazil -- 1.4%
                       Companhia Vale do Rio Doce ADR (Materials)+.................        7,100       207,888
                       Petroleo Brasileiro SA ADR (Energy).........................        3,700       192,881
                       Petroleo Brasileiro SA Preferred ADR (Energy)...............        3,000       138,120



                       Canada -- 3.6%
                       Canadian Pacific Railway, Ltd. (Industrial & Commercial)....        7,100       245,649
                       Fairmont Hotels & Resorts, Inc. (Information &
                         Entertainment)............................................        5,800       202,014
                       Lafarge North America, Inc. (Materials).....................        2,400       149,856
                       Petro-Canada (New York) (Energy)............................        2,767       180,242
                       Petro-Canada (Toronto) (Energy).............................        4,200       273,384
                       Research In Motion, Ltd. (Information Technology)+..........        2,100       154,875
                       Talisman Energy, Inc. (Energy)..............................        6,600       247,258



                       Finland -- 0.4%
                       Nokia Oyj Sponsored ADR (Information Technology)............        8,800       146,432

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       France -- 4.4%
                       Air Liquide (Materials)(5)..................................        1,301   $   221,162
                       Axa (Finance)+(5)...........................................        6,482       161,203
                       Cie Generale d'Optique Essilor International SA
                         (Healthcare)+(5)..........................................        4,550       309,943
                       M6 Metropole Television (Information & Entertainment)(5)....        7,568       191,911
                       Sanofi-Synthelabo SA (Healthcare)(5)........................        6,236       510,533
                       Unibail (Real Estate)(5)....................................          193        24,718
                       Vivendi Universal SA (Information & Entertainment)+(5)......       10,589       331,607



                       Germany -- 1.7%
                       Bayerische Hypo-und Vereinsbank AG (Finance)(5).............        6,086       158,284
                       Deutsche Telekom AG (Information Technology)+(5)............       16,825       310,937
                       Muenchener Ruckversicherungs-Gesellschaft AG (Finance)(5)...        2,037       216,943



                       Hong Kong -- 0.6%
                       Sun Hung Kai Properties, Ltd. (Real Estate)+(5).............       22,000       216,403



                       Hungary -- 0.2%
                       Mol Magyar Olaj-es Gazipari Rt. (Energy)(5).................        1,137        95,260



                       Italy -- 1.1%
                       Banca Intesa SpA (Finance)(5)...............................       23,917       109,103
                       Geox SpA (Consumer Discretionary)+(5).......................       39,247       326,532



                       Japan -- 5.7%
                       East Japan Railway Co. (Industrial & Commercial)(5).........           35       179,427
                       Eisai Co., Ltd. (Healthcare)+(5)............................        6,200       207,655
                       Electric Power Development Co. (Utilities)+(5)..............        4,600       132,479
                       Fast Retailing Co., Ltd. (Consumer Discretionary)+(5).......        2,600       134,799
                       Japan Tobacco, Inc. (Consumer Staples)(5)...................           39       519,767
                       Keyence Corp. (Information Technology)(5)...................        1,100       244,882
                       ORIX Corp. (Finance)+(5)....................................          800       119,622
                       Promise Co., Ltd. (Finance)(5)..............................        1,550        98,925
                       Sony Corp. (Information & Entertainment)(5).................        4,800       165,298
                       Takefuji Corp. (Finance)+(5)................................        3,910       263,970
                       UFJ Holdings (Finance)+(5)..................................           41       212,570



                       Mexico -- 0.6%
                       Fomento Economico Mexicano SA (Consumer Staples)............        4,100       244,237



                       Netherlands -- 3.1%
                       ASML Holding NV (Information Technology)+(5)................        9,577       149,709
                       European Aeronautic Defense & Space Co. (Industrial &
                         Commercial)(5)............................................        9,736       308,944
                       Koninklijke (Royal) Philips Electronics NV (Information
                         Technology)(5)............................................       11,510       289,434
                       Koninklijke Ahold NV (Consumer Staples)+(5).................       36,721       300,882
                       Royal Numico NV (Consumer Staples)(5).......................        5,140       204,989



                       Philippines -- 0.3%
                       Philippine Long Distance Telephone Co. (Utilities)+(5)......        4,300       124,672



                       South Korea -- 0.3%
                       Samsung Electronics Co., Ltd. (Information Technology)(5)...          245       116,079



                       Spain -- 0.9%
                       Banco Bilbao Vizcaya Argentaria SA (Finance)(5).............       24,237       372,922



                       Sweden -- 0.6%
                       Telefonaktiebolaget LM Ericsson, Class B (Information
                         Technology)+(5)...........................................       77,180       246,566



                       Switzerland -- 2.4%
                       Adecco SA (Industrial & Commercial)(5)......................          654        29,689
                       Logitech International SA (Information Technology)(5).......        3,000        96,235

---------------------
    70

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       Switzerland (continued)
                       Roche Holding AG (Healthcare)(5)............................        2,241   $   282,611
                       UBS AG (Finance)(5).........................................        4,260       331,528
                       Zurich Financial Services AG (Finance)+(5)..................        1,297       222,749



                       Taiwan -- 0.3%
                       Hon Hai Precision Industry Co., Ltd. (Industrial &
                         Commercial)(5)............................................       21,000       108,693



                       Turkey -- 0.2%
                       Turkcell Iletisim Hizmet AS ADR (Information Technology)....        7,169        90,688



                       United Kingdom -- 4.1%
                       AstraZeneca, PLC (Healthcare)(5)............................       10,100       417,365
                       Centrica, PLC (Utilities)(5)................................       49,259       204,197
                       EMI Group, PLC (Information & Entertainment)+(5)............       53,101       240,544
                       Reckitt Benckiser, PLC (Consumer Staples)(5)................        8,083       237,493
                       Royal Bank of Scotland Group, PLC (Finance)(5)..............        4,375       131,748
                       Vedanta Resources, PLC (Materials)(5).......................       28,443       256,285
                       Willis Group Holdings, Ltd. (Finance).......................        4,700       153,784
                                                                                                   ------------
                                                                                                    12,890,733
                                                                                                   ------------
                       TOTAL COMMON STOCK (cost $26,306,019).......................                 28,271,561
                                                                                                   ------------




                       PREFERRED STOCK -- 0.0%
                       ----------------------------------------------------------------------------------------
                       CORE EQUITY -- 0.0%
                       Metals & Minerals -- 0.0%
                       Weirton Steel Corp., Series C (Convertible) (cost
                         $0)+(5)(6)................................................        1,125             0
                                                                                                   ------------



                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 0.3%                                AMOUNT(9)
                       ----------------------------------------------------------------------------------------
                       CORE BOND -- 0.3%
                       Finance -- 0.3%
                       Advanta Mtg. Loan Trust, Series 1999-4 A 3.69% due
                         11/25/29(2)...............................................  $    14,478        14,500
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2001-TOP4 A3 5.61% 11/15/33(3)............................       25,000        26,578
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2 4.83% 08/15/38(3)............................       25,000        25,558
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% 05/15/38(3).........................................       20,000        19,279
                       LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13%
                         12/15/30(3)...............................................       25,000        27,311
                                                                                                   ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $111,305)...............                    113,226
                                                                                                   ------------

                       BONDS & NOTES -- 15.9%
                       ---------------------------------------------------------------------------------------------
                       CORE BOND -- 2.1%
                       Energy -- 0.0%
                       Costilla Energy, Inc. 10.25% due 10/01/06+(5)(6).................      130,000             0



                       Finance -- 0.1%
                       NAC Re Corp. 7.15% due 11/15/05..................................       20,000        20,181



                       Healthcare -- 0.1%
                       Eli Lilly & Co. 3.34% due 08/24/07(2)............................       50,000        50,016
                       MEDIQ/PRN Life Support Services, Inc. 11.00% due
                         06/01/08+(5)(6)................................................       80,000             0

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT(9)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Information Technology -- 0.0%
                       Telecommunications Techniques Co., LLC 9.75% due
                         05/15/08+(4)(5)(6)........................................       $   140,000   $         0
                       Verizon New England, Inc. 6.50% due 09/15/11................            15,000        16,314



                       Materials -- 0.0%
                       Consumers International, Inc. 10.25% due
                         04/01/05+(4)(5)(6)(7).....................................            50,000             0
                       International Paper Co. 5.38% due 08/11/06..................  EUR       10,000        12,495



                       U.S. Government Agencies -- 0.3%
                       Federal Home Loan Mtg. Corp. 6.44% due 04/01/29(2)..........            57,468        58,824
                       Federal National Mtg. Assoc. 4.79% due 11/01/12.............            25,000        24,909
                       Federal National Mtg. Assoc. 7.53% due 04/01/10.............            14,782        16,484



                       U.S. Government Obligations -- 1.6%
                       United States Treasury Bonds 5.38% due 02/15/31.............           445,000       525,100
                       United States Treasury Notes 4.25% due 08/15/14.............           115,000       117,749



                       Utilities -- 0.0%
                       Virginia Electric & Power Co., Series A 5.38% due
                         02/01/07..................................................            10,000        10,182
                                                                                                        ------------
                                                                                                            852,254
                                                                                                        ------------



                       GLOBAL CORE BOND -- 13.8%
                       Australia -- 2.1%
                       Commonwealth of Australia, Series 121 5.25% due 08/15/10....  AUD      450,000       344,729
                       Commonwealth of Australia, Series 217 6.00% due 02/15/17....  AUD      595,000       486,005



                       Austria -- 1.1%
                       Republic of Austria 4.30% due 07/15/14......................  EUR      143,000       189,702
                       Republic of Austria 5.00% due 07/15/12*.....................  EUR      170,000       233,609



                       Brazil -- 0.0%
                       Cia Vale do Rio Doce 0.00% due 12/31/09
                         (Materials)+(5)(8)........................................  BRL        2,000             0



                       Canada -- 0.6%
                       Government of Canada 4.25% due 09/01/09.....................  CAD      225,000       191,210
                       Government of Canada, Series WL43 5.75% due 06/01/29........  CAD       40,000        39,668



                       Denmark -- 0.9%
                       Kingdom of Denmark 4.88% due 04/18/07.......................  EUR      220,000       279,128
                       Kingdom of Denmark 6.00% due 11/15/09.......................  DKK      335,000        62,540



                       Germany -- 3.5%
                       Federal Republic of Germany, Series 00 5.50% due 01/04/31...  EUR      150,000       236,963
                       Federal Republic of Germany, Series 03 4.25% due 01/04/14...  EUR      445,000       589,494
                       Federal Republic of Germany, Series 05 4.00% due 01/04/37...  EUR      110,000       141,609
                       Federal Republic of Germany, Series 97 6.00% due 07/04/07...  EUR      340,000       443,015



                       Israel -- 0.3%
                       Government of Israel-Shahar 7.50% due 03/31/14..............  ILS      465,000       111,594



                       Japan -- 2.3%
                       Government of Japan, Series 234 1.40% due 09/20/11..........  JPY   50,950,000       482,167
                       Government of Japan, Series 255 1.50% due 09/20/13..........  JPY   22,800,000       215,265
                       Government of Japan, Series 264 1.50% due 09/20/05..........  JPY   11,900,000       111,368
                       Government of Japan, Series 64 1.90% due 09/20/23...........  JPY   14,200,000       131,537



                       Malaysia -- 0.0%
                       Government of Malaysia 3.14% due 12/17/07...................  MYR       35,000         9,226



                       Mexico -- 0.2%
                       United Mexican States 9.50% due 12/18/14....................  MXN      950,000        88,836

---------------------
    72

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT(9)      (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       Netherlands -- 0.8%
                       Kingdom of the Netherlands 5.50% due 01/15/28...............  EUR  $   205,000   $   318,999
                       Telefonica Europe BV 7.75% due 09/15/10
                         (Information Technology)..................................            15,000        17,307



                       New Zealand -- 0.5%
                       Government of New Zealand, Series 1111 6.00% due 11/15/11...  NZD      255,000       179,720



                       Russia -- 0.1%
                       Russian Federation 8.75% due 07/24/05*......................            40,000        40,092



                       Singapore -- 0.4%
                       Government of Singapore 2.63% due 04/01/10..................  SGD      240,000       144,644
                       Oversea-Chinese Banking Corp. 7.25% due 09/06/11
                         (Finance).................................................  EUR       15,000        22,221



                       Sweden -- 0.1%
                       Kingdom of Sweden, Series 1043 5.00% due 01/28/09...........  SEK      310,000        43,544



                       United Kingdom -- 0.9%
                       United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36.......  GBP       30,000        54,302
                       United Kingdom Gilt Treasury Bonds 5.00% due 09/07/14.......  GBP       75,000       142,897
                       United Kingdom Gilt Treasury Bonds 5.75% due 12/07/09.......  GBP       30,000        57,428
                       United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10.......  GBP       55,000       108,978
                                                                                                        ------------
                                                                                                          5,517,797
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $6,413,538).......................                       6,370,051
                                                                                                        ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $32,830,862)....                      34,754,838
                                                                                                        ------------
                       SHORT-TERM INVESTMENT SECURITIES -- 9.7%
                       ---------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 8.7%
                       Kingdom of Belgium zero coupon due 09/15/05(11).............  EUR    1,075,000   $ 1,295,663
                       Kingdom of the Netherlands zero coupon due 09/30/05(11).....  EUR      525,000       632,229
                       Kingdom of Spain zero coupon due 08/19/05(11)...............  EUR      350,000       422,394
                       Republic of France Treasury Bill zero coupon due
                         10/13/05(11)..............................................  EUR      950,000     1,143,020
                                                                                                        ------------
                                                                                                          3,493,306
                                                                                                        ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 1.0%
                       United States Treasury Bills 3.28% due 08/25/05(11).........           400,000       398,231
                                                                                                        ------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $4,052,635)....                       3,891,537
                                                                                                        ------------

                                                           ---------------------

                                                                                     PRINCIPAL     VALUE
                       REPURCHASE AGREEMENT -- 3.9%                                  AMOUNT(9)   (NOTE 2)
                       ---------------------------------------------------------------------------------------------------
                       UBS Securities, LLC Joint Repurchase Agreement Account (cost
                         $1,565,000)(10)(11).......................................  $1,565,000 $ 1,565,000
                                                                                                -----------

                       TOTAL INVESTMENTS -- (cost $38,448,497)@         100.4%                       40,211,375
                       Liabilities in excess of other assets--           (0.4)                         (149,800)
                                                                        ------                      ------------
                       NET ASSETS--                                     100.0%                      $40,061,575
                                                                        ======                      ============

              -----------------------------
               +   Non-income producing security
               *   Securities exempt from registration under Rule 144A of the
                   Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At June 30, 2005 the aggregate value of these securities was $273,701 representing
                   0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 6 for cost of investments on a tax basis.
               (1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (2) Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
               (3) Commercial Mortgage-Backed Security
               (4) Bond in default
               (5) Fair valued security; see Note 2
               (6) Illiquid security
               (7) Company has filed Chapter 11 bankruptcy.
               (8) Variable rate security -- the rate reflected is as of June
                   30, 2005; maturity date reflects next reset date.
               (9) Denominated in United States dollars unless otherwise
                   indicated.
              (10) See Note 2 for details of Joint Repurchase Agreement.
              (11) The security or a portion thereof represents collateral for open futures contracts.
              ADR -- American Depository Receipt

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER OF                                             EXPIRATION     VALUE AT
                        CONTRACTS                DESCRIPTION                     DATE       TRADE DATE
                       -------------------------------------------------------------------------------
                        5    Short  Euro-Bobl                               September 2005   $697,680
                        5    Long   Euro-Schatz                             September 2005    646,110
                        1    Short  Financial Times Stock Exch. 100 Index   September 2005     90,603
                        2    Short  Russell 2000 Index                      September 2005    627,949
                        2    Short  S&P 500 Index                           September 2005    601,214
                        3    Long   U.S. Long Bond                          September 2005    352,386
                        4    Long   U.S. Treasury 2 YR Note                 September 2005    830,264
                        3    Long   U.S. Treasury 5 YR Note                 September 2005    326,219
                        5    Long   U.S. Treasury 10 YR Note                September 2005    564,854

                                                                                              UNREALIZED
                        NUMBER OF                                            VALUE AS OF     APPRECIATION
                        CONTRACTS                DESCRIPTION                JUNE 30, 2005   (DEPRECIATION)
                       -----------------------------------------------------------------------------------
                        5    Short  Euro-Bobl                                 $699,997        $ (2,317)
                        5    Long   Euro-Schatz                                647,334           1,224
                        1    Short  Financial Times Stock Exch. 100 Index       91,800          (1,197)
                        2    Short  Russell 2000 Index                         643,100         (15,151)
                        2    Short  S&P 500 Index                              597,750           3,464
                        3    Long   U.S. Long Bond                             356,250           3,864
                        4    Long   U.S. Treasury 2 YR Note                    830,750             486
                        3    Long   U.S. Treasury 5 YR Note                    326,672             453
                        5    Long   U.S. Treasury 10 YR Note                   567,344           2,490
                                                                                              ---------
                                                                                              $ (6,683)
                                                                                              =========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        APPRECIATION
                       --------------------------------------------------------------------------------
                       *AUD          1,931,000   USD          1,479,915     08/04/05      $  13,174
                       *CHF            460,000   USD            363,797     07/07/05          4,663
                       *CNY            413,000   USD             52,668     05/25/06            384
                        DKK            385,000   USD             63,753     09/21/05          1,030
                       *EUR         11,134,000   USD         13,680,604     07/07/05        203,646
                       *GBP          1,486,000   USD          2,680,656     07/07/05         18,896
                       *GBP            728,000   USD          1,308,719     08/04/05          6,044
                       *HKD          6,533,000   USD            844,518     11/07/05          3,085

---------------------
    74

              ------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        APPRECIATION
                       --------------------------------------------------------------------------------
                        HKD          2,320,000   USD            301,934     01/18/06      $   2,871
                        HUF         14,900,000   USD             72,669     09/21/05            210
                        IDR      1,209,310,000   USD            124,638     09/21/05          2,651
                       *ILS            581,000   USD            130,354     09/21/05          3,383
                       *JPY        273,143,000   USD          2,524,345     07/07/05         60,030
                       *JPY        146,623,000   USD          1,336,335     08/04/05         10,060
                        JPY         30,008,000   USD            282,455     12/07/05          7,568
                       *KRW        378,589,000   USD            370,839     09/21/05          4,851
                       *NOK          1,242,000   USD            192,610     09/21/05          1,934
                        NZD            434,000   USD            315,587     07/15/05         14,036
                       *NZD            459,000   USD            321,967     09/21/05          5,090
                       *PHP         66,797,000   USD          1,197,756     12/22/05         17,613
                       *RUB            283,000   USD              9,877     09/21/05             22
                       *SGD            503,000   USD            301,348     09/21/05          1,986
                       *SKK          1,322,000   USD             42,263     09/21/05            446
                       *THB            369,000   USD              9,058     07/12/05            133
                       *TWD         34,541,000   USD          1,107,450     11/21/05          6,951
                       *USD             42,757   COP        101,060,000     07/01/05            658
                       *USD            615,754   BRL          1,568,000     07/06/05         54,331
                       *USD            253,220   INR         11,070,000     07/29/05          1,026
                       *USD          3,666,180   EUR          3,028,000     08/04/05          2,548
                        USD             15,157   ARS             45,000     09/09/05            434
                       *USD             62,205   ARS            181,000     09/21/05            384
                        USD             80,156   BRL            196,000     09/21/05          1,080
                       *USD             79,141   CLP         46,510,000     09/21/05          1,258
                       *USD            577,129   MXN          6,354,000     09/21/05          5,390
                       *USD            480,630   TRY            668,000     09/21/05          8,531
                       *USD            228,376   SEK          1,699,000     09/21/05         11,966
                       *USD          1,465,380   CAD          1,811,000     09/21/05         15,784
                       *USD            768,637   CHF            971,000     09/21/05         28,210
                        USD            282,389   NZD            457,000     12/07/05         31,070
                        USD            298,923   HKD          2,320,000     01/18/06            140
                       *USD             46,723   MXN            546,000     05/25/06          1,525
                       *USD            116,984   CNY            932,000     08/14/06          2,207
                       *ZAR          4,306,000   USD            644,843     09/21/05          2,419
                                                                                          ----------
                                                                                            559,717
                                                                                          ----------
                       --------------------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        DEPRECIATION
                       --------------------------------------------------------------------------------
                       *ARS             87,000   USD             29,750     09/21/05      $    (334)
                        AUD          4,436,000   USD          3,371,989     07/07/05         (3,242)
                       *BRL          1,568,000   USD            581,017     07/06/05        (89,069)
                       *CAD          2,200,000   USD          1,770,783     09/21/05        (28,533)
                       *CHF          2,535,000   USD          2,018,934     09/21/05         (6,115)
                       *CLP         22,210,000   USD             37,633     09/21/05           (760)
                       *CNY            932,000   USD            117,913     08/14/06         (1,278)
                       *COP        101,060,000   USD             42,955     07/01/05           (460)
                       *EUR          8,884,000   USD         10,746,822     08/04/05        (17,042)
                       *INR          7,425,000   USD            168,182     07/29/05         (2,349)
                       *MXN            402,000   USD             36,417     09/21/05           (438)
                       *MXN            546,000   USD             47,494     05/25/06           (753)
                        PLN             47,000   USD             13,931     09/21/05            (94)
                       *SEK          3,798,000   USD            500,320     09/21/05         (9,916)
                       *TRY            139,000   USD             99,027     09/21/05         (2,760)
                        TWD         10,100,000   USD            319,924     09/21/05           (553)
                       *USD          2,513,918   JPY        273,143,000     07/07/05        (49,604)
                       *USD          2,692,434   GBP          1,486,000     07/07/05        (30,674)
                        USD          3,384,283   AUD          4,436,000     07/07/05         (9,052)
                       *USD         13,483,629   EUR         11,134,000     07/07/05         (6,671)

                                                           ---------------------

              ------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        DEPRECIATION
                       --------------------------------------------------------------------------------
                       *USD            359,235   CHF            460,000     07/07/05      $    (100)
                       *USD             14,493   THB            571,000     07/12/05           (682)
                        USD            290,430   JPY         30,528,000     07/15/05        (14,804)
                       *USD            576,309   AUD            753,000     08/04/05         (4,348)
                       *USD            788,946   JPY         86,749,000     08/04/05         (4,260)
                       *USD          1,571,765   GBP            878,000     08/04/05           (682)
                       *USD            622,459   ZAR          4,116,000     09/21/05         (8,382)
                       *USD            307,497   KRW        309,999,000     09/21/05         (7,816)
                       *USD          1,091,034   NOK          7,064,000     09/21/05         (6,544)
                       *USD            205,177   SGD            340,000     09/21/05         (2,825)
                        USD            509,190   PLN          1,701,000     09/21/05         (1,576)
                       *USD             89,906   NZD            128,000     09/21/05         (1,540)
                       *USD             84,394   SKK          2,640,000     09/21/05           (887)
                       *USD             10,204   ILS             45,000     09/21/05           (370)
                        USD             15,316   CZK            374,000     09/21/05           (227)
                        USD             15,779   ISK          1,030,000     09/21/05           (133)
                       *USD              9,958   RUB            283,000     09/21/05           (103)
                        USD             36,446   COP         85,300,000     09/21/05            (98)
                       *USD            865,927   HKD          6,683,000     11/07/05         (5,174)
                       *USD          1,326,261   TWD         40,856,000     11/21/05        (24,561)
                        USD              9,868   RUB            283,000     12/21/05            (31)
                       *USD          1,083,503   PHP         60,580,000     12/22/05        (13,199)
                       *USD             52,453   CNY            413,000     05/25/06           (169)
                                                                                          ----------
                                                                                           (358,204)
                                                                                          ----------
                       Net Unrealized Appreciation (Depreciation)...................      $ 201,513
                                                                                          ==========

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS  --   Argentine Peso
AUD  --   Australian Dollar
BRL  --   Brazilian Real
CAD  --   Canadian Dollar
CHF  --   Swiss Franc
CLP  --   Chilean Peso
CNY  --   Chinese Renminbi
COP  --   Colombian Peso
CZK  --   Czech Koruna
DKK  --   Danish Krone
EUR  --   Euro
GBP  --   Pound Sterling
HKD  --   Hong Kong Dollar
HUF  --   Hungarian Forint
IDR  --   Indonesian Rupiah
ILS  --   Israeli Shekel
INR  --   Indian Rupee
JPY  --   Japanese Yen
KRW  --   South Korean Won
MXN  --   Mexican Peso
NOK  --   Norwegian Krone
NZD  --   New Zealand Dollar
PHP  --   Philippine Peso
PLN  --   Polish Zloty
RUB  --   Russian Ruble
SEK  --   Swedish Krona
SGD  --   Singapore Dollar
SKK  --   Slovakian Koruna
THB  --   Thailand Baht
TRY  --   Turkish Lira
TWD  --   Taiwan Dollar
USD  --   United States Dollar
ZAR  --   South African Rand

              See Notes to Financial Statements

---------------------
    76

                      (This page intentionally left blank)

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JUNE 30, 2005 (UNAUDITED)

                                                  GOVERNMENT AND       ASSET
                                   MONEY MARKET    QUALITY BOND     ALLOCATION
                                    PORTFOLIO       PORTFOLIO        PORTFOLIO
   -----------------------------------------------------------------------------
   ASSETS:
   Long-term investment
    securities, at value
    (unaffiliated)*..............  $        --     $897,129,953    $453,568,317
   Long-term investment
    securities, at value
    (affiliated)*................           --               --       1,657,500
   Short-term investment
    securities, at value*........   14,548,284       24,974,250              --
   Repurchase agreements (cost
    equals market value).........           --       58,840,000      20,068,000
                                   ---------------------------------------------
   Total investments.............   14,548,284      980,944,203     475,293,817
                                   ---------------------------------------------
   Cash..........................        1,135              283             147
   Foreign cash*.................           --               --           2,322
   Receivable for --
    Fund shares sold.............          771        1,624,923         208,351
    Dividends and interest.......       29,946        6,525,184       1,995,626
    Investments sold.............           --       48,209,697       2,897,971
   Prepaid expenses and other
    assets.......................          284           17,485           8,758
   Variation margin on futures
    contracts....................           --               --              --
   Unrealized appreciation on
    forward foreign currency
    contracts....................           --               --              --
                                   ---------------------------------------------
   Total assets..................   14,580,420    1,037,321,775     480,406,992
                                   ---------------------------------------------
   LIABILITIES:
   Payables for --
    Fund shares redeemed.........        1,509        2,270,252         648,778
    Investments purchased........           --       87,589,661       1,712,721
    Investment advisory and
      management fees............        6,027          427,391         238,029
    Service fees -- Class 2......           --           17,972           4,035
    Service fees -- Class 3......           --           54,414           3,203
    Trustees' fees and
      expenses...................       13,769          109,736          13,990
    Other accrued expenses.......       39,625          152,194         108,389
   Variation margin on futures
    contracts....................           --           65,156              --
   Unrealized depreciation on
    forward foreign currency
    contracts....................           --               --              --
                                   ---------------------------------------------
   Total liabilities.............       60,930       90,686,776       2,729,145
                                   ---------------------------------------------
   Net assets....................  $14,519,490     $946,634,999    $477,677,847
                                   =============================================
   NET ASSETS REPRESENTED BY:
   Capital paid in...............  $14,519,490     $879,712,754    $431,135,726
   Accumulated undistributed net
    investment income (loss).....           --       49,808,693      20,801,590
   Accumulated undistributed net
    realized gain (loss) on
    investments, futures
    contracts and foreign
    exchange transactions........           --       (6,013,130)    (20,419,315)
   Unrealized appreciation
    (depreciation) on
    investments..................           --       23,223,248      46,160,347
   Unrealized appreciation
    (depreciation) on futures and
    options contracts............           --          (96,566)             --
   Unrealized foreign exchange
    gain (loss) on other assets
    and liabilities..............           --               --            (501)
                                   ---------------------------------------------
                                   $14,519,490     $946,634,999    $477,677,847
                                   =============================================
   Class 1 (unlimited shares
    authorized):
    Net assets...................  $14,519,490     $533,733,638    $429,321,618
    Shares of beneficial interest
      issued and outstanding.....   14,519,490       34,762,250      28,692,218
    Net asset value, offering and
      redemption price per
      share......................  $      1.00     $      15.35    $      14.96
                                   =============================================
   Class 2 (unlimited shares
    authorized):
    Net assets...................  $        --     $145,664,245    $ 32,691,715
    Shares of beneficial interest
      issued and outstanding.....           --        9,499,449       2,189,494
    Net asset value, offering and
      redemption price per
      share......................  $        --     $      15.33    $      14.93
                                   =============================================
   Class 3 (unlimited shares
    authorized):
    Net assets...................  $        --     $267,237,116    $ 15,664,514
    Shares of beneficial interest
      issued and outstanding.....           --       17,459,025       1,050,840
    Net asset value, offering and
      redemption price per
      share......................  $        --     $      15.31    $      14.91
                                   =============================================
   ---------------
   * Cost
      Long-term investment
        securities
        (unaffiliated)...........  $        --     $873,906,705    $407,581,659
                                   =============================================
      Long-term investment
        securities
        (affiliated).............  $        --     $         --    $  1,483,811
                                   =============================================
      Short-term investment
        securities...............  $14,548,284     $ 24,974,250    $         --
                                   =============================================
      Foreign cash...............  $        --     $         --    $      2,870
                                   =============================================

    See Notes to Financial Statements
---------------------

---------------------

        GROWTH AND                      CAPITAL         NATURAL                     STRATEGIC
          INCOME         GROWTH       APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
         PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
        ---------------------------------------------------------------------------------------
        $18,123,110   $750,551,052   $1,329,860,604   $233,160,251   $51,960,894   $34,754,838
           172,848       6,103,521               --             --      335,121             --
                --              --               --             --      498,675      3,891,537
           260,000      13,860,000       28,295,000     13,590,000    1,275,000      1,565,000
        ---------------------------------------------------------------------------------------
        18,555,958     770,514,573    1,358,155,604    246,750,251   54,069,690     40,211,375
        ---------------------------------------------------------------------------------------
             1,497           3,810            3,436          4,130        3,009          4,326
                --          86,597        3,131,524         40,284           --         54,640
             3,257         938,014        1,858,080        207,155       22,536          5,541
            20,459         652,729          556,317        425,812      176,052        149,277
                --       2,622,297       32,010,101             --      657,768      1,569,985
               356          13,482           24,546          3,075        1,052            743
                --              --               --             --       12,956          7,070
                --              --               --             --           --        559,717
        ---------------------------------------------------------------------------------------
        18,581,527     774,831,502    1,395,739,608    247,430,707   54,943,063     42,562,674
        ---------------------------------------------------------------------------------------
             4,211         950,242        3,869,922      1,350,909       53,604         11,789
                --       2,544,503       18,878,033             --    1,175,040      2,023,448
            10,775         430,418          801,570        147,639       44,602         33,069
                --           9,762           15,801          3,740           --             --
                --          25,514           43,018          6,873           --             --
             7,692         114,588          198,621         13,927       27,192         18,191
            45,103         105,366          189,451        104,830       43,125         56,398
                --              --               --             --           --             --
                --              --               --             --           --        358,204
        ---------------------------------------------------------------------------------------
            67,781       4,180,393       23,996,416      1,627,918    1,343,563      2,501,099
        ---------------------------------------------------------------------------------------
        $18,513,746   $770,651,109   $1,371,743,192   $245,802,789   $53,599,500   $40,061,575
        =======================================================================================
        $15,260,018   $639,783,866   $1,288,104,699   $138,642,438   $44,441,979   $39,156,463
           206,071       8,628,291        4,360,159      2,479,960    1,310,126        412,410
         1,555,371      57,728,518      (73,907,464)    14,889,023    3,659,646     (1,472,023)
         1,492,286      64,512,349      153,201,437     89,790,861    4,193,801      1,762,878
                --              --               --             --       (6,052)        (6,683)
                --          (1,915)         (15,639)           507           --        208,530
        ---------------------------------------------------------------------------------------
        $18,513,746   $770,651,109   $1,371,743,192   $245,802,789   $53,599,500   $40,061,575
        =======================================================================================
        $18,513,746   $567,424,026   $1,035,895,980   $180,476,560   $53,599,500   $40,061,575
         1,667,361      20,572,018       31,637,336      4,946,890    6,841,071      4,942,785
        $    11.10    $      27.58   $        32.74   $      36.48   $     7.83    $      8.11
        =======================================================================================
        $       --    $ 78,388,419   $  126,660,648   $ 30,489,695   $       --    $        --
                --       2,846,038        3,890,824        837,618           --             --
        $       --    $      27.54   $        32.55   $      36.40   $       --    $        --
        =======================================================================================
        $       --    $124,838,664   $  209,186,564   $ 34,836,534   $       --    $        --
                --       4,539,791        6,441,482        958,772           --             --
        $       --    $      27.50   $        32.47   $      36.33   $       --    $        --
        =======================================================================================
        $16,738,001   $691,613,837   $1,176,659,167   $143,369,390   $48,057,907   $32,830,862
        =======================================================================================
        $   65,671    $    528,387   $           --   $         --   $   44,307    $        --
        =======================================================================================
        $       --    $         --   $           --   $         --   $  498,675    $ 4,052,635
        =======================================================================================
        $       --    $     88,150   $    3,146,478   $     40,257   $       --    $    56,296
        =======================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

                                                  GOVERNMENT AND      ASSET
                                   MONEY MARKET    QUALITY BOND     ALLOCATION
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
   ----------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (unaffiliated)....    $     --      $        --     $ 3,376,919
     Dividends (affiliated)......          --               --              --
     Interest (unaffiliated).....     207,992       19,452,018       5,110,473
     Interest (affiliated).......          --               --          82,500
                                   --------------------------------------------
       Total investment
        income*..................     207,992       19,452,018       8,569,892
                                   --------------------------------------------
   EXPENSES:
     Investment advisory and
       management fees...........      37,905        2,540,600       1,453,903
     Service fees:
       Class 2...................          --          107,657          23,982
       Class 3...................          --          303,646          17,507
     Custodian fees..............      19,700          126,805          76,344
     Reports to shareholders.....         264            3,822              19
     Audit and tax fees..........      19,682           19,120          14,218
     Legal fees..................         368            3,386           1,887
     Trustees' fees and
       expenses..................         902           23,580          13,115
     Insurance expense...........         233           15,857           6,887
     Other expenses..............         863            1,034           1,350
                                   --------------------------------------------
       Total expenses before fee
        waivers, custody credits
        and fees paid
        indirectly...............      79,917        3,145,507       1,609,212
       Custody credits earned on
        cash balances............         (87)          (2,725)           (466)
       Fees paid indirectly (Note
        4).......................          --               --         (13,698)
                                   --------------------------------------------
       Net expenses..............      79,830        3,142,782       1,595,048
                                   --------------------------------------------
     Net investment income
       (loss)....................     128,162       16,309,236       6,974,844
                                   --------------------------------------------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments
       (unaffiliated)............          --          447,220       9,673,932
     Net realized gain (loss) on
       investments
       (affiliated)..............          --               --              --
     Net realized gain (loss) on
       futures and options
       contracts.................          --         (206,760)             --
     Net realized foreign
       exchange gain (loss) on
       other assets and
       liabilities...............          --               --             756
                                   --------------------------------------------
   Net realized gain (loss) on
     investments and foreign
     currencies..................          --          240,460       9,674,688
                                   --------------------------------------------
     Change in unrealized
       appreciation
       (depreciation) on
       investments
       (unaffiliated)............          --        6,240,357      (9,269,136)
     Change in unrealized
       appreciation
       (depreciation) on
       investments (affiliated)..          --               --         (18,750)
     Change in unrealized
       appreciation
       (depreciation) on futures
       contracts.................          --         (148,100)             --
     Change in unrealized foreign
       exchange gain (loss) on
       other assets and
       liabilities...............          --               --            (707)
                                   --------------------------------------------
   Net unrealized gain (loss) on
     investments and foreign
     currencies..................          --        6,092,257      (9,288,593)
                                   --------------------------------------------
   Net realized and unrealized
     gain (loss) on investments
     and foreign currencies......          --        6,332,717         386,095
                                   --------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................    $128,162      $22,641,953     $ 7,360,939
                                   ============================================
   ---------------
    * Net of foreign withholding
     taxes on interest and
     dividends of................    $     --      $        --     $    37,763
                                   ============================================

    See Notes to Financial Statements

---------------------
    80

---------------------

          GROWTH                       CAPITAL        NATURAL                    STRATEGIC
        AND INCOME       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
         PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
        ------------------------------------------------------------------------------------
        $   149,376   $  4,897,401   $  5,573,343   $ 2,145,300   $   292,912   $   225,689
              1,006         30,413             --            --         1,992            --
              1,852        213,984        977,223       124,247       419,582       220,337
                 --             --             --            --            --            --
        ------------------------------------------------------------------------------------
            152,234      5,141,798      6,550,566     2,269,547       714,486       446,026
        ------------------------------------------------------------------------------------
             65,621      2,583,501      4,786,348       812,606       275,192       202,724
                 --         58,627         94,210        20,508            --            --
                 --        140,451        232,517        35,278            --            --
             20,826         93,836        277,695       109,064        22,505        36,174
                237          3,350          5,411         2,974           927           696
             17,626         16,948         16,553        17,462        17,221        18,215
                 --          2,895          4,828         1,125           492           450
              1,039         19,590         34,282         5,367         2,039         1,760
                281         10,627         19,400         2,363           863           593
              5,428          8,155          5,476         4,588         5,536         6,430
        ------------------------------------------------------------------------------------
            111,058      2,937,980      5,476,720     1,011,335       324,775       267,042
                (17)        (1,766)        (1,913)         (470)          (69)          (12)
               (579)       (23,431)       (72,177)          (49)       (1,825)       (3,733)
        ------------------------------------------------------------------------------------
            110,462      2,912,783      5,402,630     1,010,816       322,881       263,297
        ------------------------------------------------------------------------------------
             41,772      2,229,015      1,147,936     1,258,731       391,605       182,729
        ------------------------------------------------------------------------------------
            800,235     29,277,176     58,875,601     3,152,307     1,553,471     2,049,337
            127,652      1,973,900             --            --       313,217            --
                 --             --             --            --       (38,422)       58,434
                 --         (2,046)         8,852       (16,217)           --       443,299
        ------------------------------------------------------------------------------------
            927,887     31,249,030     58,884,453     3,136,090     1,828,266     2,551,070
        ------------------------------------------------------------------------------------
           (986,109)   (30,815,052)   (75,733,223)   27,836,423    (1,857,206)   (2,625,376)
           (148,404)    (2,803,607)            --            --      (356,840)
                 --             --             --            --        39,381       (40,586)
                 --         (1,915)       (17,775)          184            --       423,293
        ------------------------------------------------------------------------------------
         (1,134,513)   (33,620,574)   (75,750,998)   27,836,607    (2,174,665)   (2,242,669)
        ------------------------------------------------------------------------------------
           (206,626)    (2,371,544)   (16,866,545)   30,972,697      (346,399)      308,401
        ------------------------------------------------------------------------------------
        $  (164,854)  $   (142,529)  $(15,718,609)  $32,231,428   $    45,206   $   491,130
        ====================================================================================
        $       340   $     20,848   $    408,271   $   175,212   $       660   $    25,890
        ====================================================================================

                                                           ---------------------

   O
---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                              MONEY MARKET                 GOVERNMENT AND QUALITY BOND
                                               PORTFOLIO                            PORTFOLIO
                                   ----------------------------------   ----------------------------------
                                   FOR THE PERIOD                       FOR THE PERIOD
                                       ENDED          FOR THE YEAR          ENDED          FOR THE YEAR
                                   JUNE 30, 2005          ENDED         JUNE 30, 2005          ENDED
                                    (UNAUDITED)     DECEMBER 31, 2004    (UNAUDITED)     DECEMBER 31, 2004
   -------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................   $   128,162        $    57,957       $ 16,309,236      $ 32,190,018
     Net realized gain (loss) on
       investments and foreign
       currencies................            --                 --            240,460          (549,754)
     Net unrealized gain (loss)
       on investments and foreign
       currencies................            --                 --          6,092,257        (1,444,959)
                                   -----------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................       128,162             57,957         22,641,953        30,195,305
                                   -----------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS
     FROM:
     Net investment
       income -- Class 1.........      (128,162)           (57,957)                --       (27,839,585)
     Net investment
       income -- Class 2.........            --                 --                 --        (6,760,710)
     Net investment
       income -- Class 3.........            --                 --                 --        (8,554,996)
     Net realized gain on
       securities -- Class 1.....            --                 --                 --          (236,934)
     Net realized gain on
       securities -- Class 2.....            --                 --                 --           (59,421)
     Net realized gain on
       securities -- Class 3.....            --                 --                 --           (76,831)
                                   -----------------------------------------------------------------------
   Total distributions to
     shareholders................      (128,162)           (57,957)                --       (43,528,477)
                                   -----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................    (1,575,608)        (2,533,889)          (967,603)      (10,447,817)
                                   -----------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................    (1,575,608)        (2,533,889)        21,674,350       (23,780,989)
                                   -----------------------------------------------------------------------
   NET ASSETS:
   Beginning of period...........    16,095,098         18,628,987        924,960,649       948,741,638
                                   -----------------------------------------------------------------------
   End of period*................   $14,519,490        $16,095,098       $946,634,999      $924,960,649
                                   =======================================================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............   $        --        $        --       $ 49,808,693      $ 33,499,457
                                   =======================================================================

See Notes to Financial Statements

---------------------
    82

---------------------

                ASSET ALLOCATION                    GROWTH AND INCOME                          GROWTH
                   PORTFOLIO                            PORTFOLIO                            PORTFOLIO
       ----------------------------------   ----------------------------------   ----------------------------------
       FOR THE PERIOD                       FOR THE PERIOD                       FOR THE PERIOD
           ENDED          FOR THE YEAR          ENDED          FOR THE YEAR          ENDED          FOR THE YEAR
       JUNE 30, 2005          ENDED         JUNE 30, 2005          ENDED         JUNE 30, 2005          ENDED
        (UNAUDITED)     DECEMBER 31, 2004    (UNAUDITED)     DECEMBER 31, 2004    (UNAUDITED)     DECEMBER 31, 2004
       ------------------------------------------------------------------------------------------------------------
        $  6,974,844      $ 13,468,470       $    41,772        $   171,371       $  2,229,015      $  6,500,405
           9,674,688        19,553,409           927,887          2,225,524         31,249,030        94,277,778
          (9,288,593)       16,410,279        (1,134,513)        (1,223,260)       (33,620,574)      (22,251,975)
       ------------------------------------------------------------------------------------------------------------
           7,360,939        49,432,158          (164,854)         1,173,635           (142,529)       78,526,208
       ------------------------------------------------------------------------------------------------------------
                  --       (12,590,791)               --           (103,733)                --        (3,351,400)
                  --          (778,477)               --                 --                 --          (333,804)
                  --          (218,974)               --                 --                 --          (272,871)
                  --                --                --                 --                 --                --
                  --                --                --                 --                 --                --
                  --                --                --                 --                 --                --
       ------------------------------------------------------------------------------------------------------------
                  --       (13,588,242)               --           (103,733)                --        (3,958,075)
       ------------------------------------------------------------------------------------------------------------
         (38,784,320)      (35,532,493)       (1,331,851)        (3,463,685)       (37,411,976)       16,916,997
       ------------------------------------------------------------------------------------------------------------
         (31,423,381)          311,423        (1,496,705)        (2,393,783)       (37,554,505)       91,485,130
       ------------------------------------------------------------------------------------------------------------
         509,101,228       508,789,805        20,010,451         22,404,234        808,205,614       716,720,484
       ------------------------------------------------------------------------------------------------------------
        $477,677,847      $509,101,228       $18,513,746        $20,010,451       $770,651,109      $808,205,614
       ============================================================================================================
        $ 20,801,590      $ 13,826,746       $   206,071        $   164,299       $  8,628,291      $  6,399,276
       ============================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                          CAPITAL APPRECIATION
                                               PORTFOLIO
                                   ----------------------------------
                                   FOR THE PERIOD
                                       ENDED          FOR THE YEAR
                                   JUNE 30, 2005          ENDED
                                    (UNAUDITED)     DECEMBER 31, 2004
   ------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
     ASSETS:
   OPERATIONS:
     Net investment income
       (loss)....................  $    1,147,936    $    3,469,253
     Net realized gain (loss) on
       investments and foreign
       currencies................      58,884,453       127,788,220
     Net unrealized gain (loss)
       on investments and foreign
       currencies................     (75,750,998)      (10,908,259)
                                   ----------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................     (15,718,609)      120,349,214
                                   ----------------------------------
   DISTRIBUTIONS PAID TO
     SHAREHOLDERS FROM:
     Net investment
       income -- Class 1.........              --                --
     Net investment
       income -- Class 2.........              --                --
     Net investment
       income -- Class 3.........              --                --
     Net realized gain on
       securities -- Class 1.....              --                --
     Net realized gain on
       securities -- Class 2.....              --                --
     Net realized gain on
       securities -- Class 3.....              --                --
                                   ----------------------------------
   Total distributions to
     shareholders................              --                --
                                   ----------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS
     (NOTE 7)....................     (69,837,642)      (37,339,200)
                                   ----------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................     (85,556,251)       83,010,014
                                   ----------------------------------
   NET ASSETS:
   Beginning of period...........   1,457,299,443     1,374,289,429
                                   ----------------------------------
   End of period*................  $1,371,743,192    $1,457,299,443
                                   ==================================
   ---------------
   * Includes accumulated
     undistributed net investment
     income (loss)...............  $    4,360,159    $    3,212,223
                                   ==================================

    See Notes to Financial Statements

---------------------
    84

---------------------

               NATURAL RESOURCES                       MULTI-ASSET                     STRATEGIC MULTI-ASSET
                   PORTFOLIO                            PORTFOLIO                            PORTFOLIO
       ----------------------------------   ----------------------------------   ----------------------------------
       FOR THE PERIOD                       FOR THE PERIOD                       FOR THE PERIOD
           ENDED          FOR THE YEAR          ENDED          FOR THE YEAR          ENDED          FOR THE YEAR
       JUNE 30, 2005          ENDED         JUNE 30, 2005          ENDED         JUNE 30, 2005          ENDED
        (UNAUDITED)     DECEMBER 31, 2004    (UNAUDITED)     DECEMBER 31, 2004    (UNAUDITED)     DECEMBER 31, 2004
   ----------------------------------------------------------------------------------------------------------------
        $  1,258,731      $  1,224,950       $   391,605        $   918,190       $   182,729       $   603,440
           3,136,090        12,370,709         1,828,266          5,321,472         2,551,070         4,824,846
          27,836,607        22,427,958        (2,174,665)        (3,533,598)       (2,242,669)       (1,002,883)
       ------------------------------------------------------------------------------------------------------------
          32,231,428        36,023,617            45,206          2,706,064           491,130         4,425,403
       ------------------------------------------------------------------------------------------------------------
                  --          (919,448)               --         (1,062,714)               --          (877,918)
                  --          (130,427)               --                 --                --                --
                  --           (80,251)               --                 --                --                --
                  --        (4,134,448)               --                 --                --                --
                  --          (684,892)               --                 --                --                --
                  --          (480,434)               --                 --                --                --
       ------------------------------------------------------------------------------------------------------------
                  --        (6,429,700)               --         (1,062,714)               --          (877,918)
       ------------------------------------------------------------------------------------------------------------
          22,588,698        26,706,958        (5,273,860)        (8,376,470)       (2,782,815)       (4,601,508)
       ------------------------------------------------------------------------------------------------------------
          54,820,126        56,300,875        (5,228,654)        (6,733,120)       (2,291,685)       (1,054,023)
       ------------------------------------------------------------------------------------------------------------
         190,982,663       134,681,788        58,828,154         65,561,274        42,353,260        43,407,283
       ------------------------------------------------------------------------------------------------------------
        $245,802,789      $190,982,663       $53,599,500        $58,828,154       $40,061,575       $42,353,260
       ============================================================================================================
        $  2,479,960      $  1,221,229       $ 1,310,126        $   918,521       $   412,410       $   229,681
       ============================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company. The Portfolios are managed by AIG SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts") of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable annuity contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the "Life Companies." All shares of the Trust are owned by "separate accounts" of the Life Companies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

  On June 17, 2003, the Board of Trustees approved the creation of the Asset Allocation Portfolio, with three classes of shares, Class 1, Class 2, and Class
3. The Asset Allocation Portfolio is the survivor of a reorganization of the corresponding series of SunAmerica Series Trust (referred to herein as the "Prior Asset Allocation Portfolio"). Effective November 24, 2003, the Prior Asset Allocation Portfolio became part of Anchor Series Trust. The Asset Allocation Portfolio adopted the prior financial and performance record of the Prior Asset Allocation Portfolio.

  The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA or better by Standard & Poor's or Aa2 or better by Moody's Corp.).

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio's assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.
---------------------
    86

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by actively allocating the Portfolio's assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term debt securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Forward contracts are valued at the 4:00 PM eastern time forward rate. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may either be a securities exchange or the over-the-counter market.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

                                                           ---------------------

  As of June 30, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST       AMOUNT
---------                                                     ----------   ------------
Government and Quality Bond.................................    45.40%     $58,840,000
Growth and Income...........................................     0.20          260,000
Growth......................................................    10.69       13,860,000
Capital Appreciation........................................    21.83       28,295,000
Natural Resources...........................................    10.49       13,590,000
Multi-Asset.................................................     0.98        1,275,000
Strategic Multi-Asset.......................................     1.21        1,565,000

  As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

  UBS Securities, LLC, dated June 30, 2005, bearing interest at a rate of 2.93% per annum, with a principal amount of $129,605,000 a repurchase price of $129,615,548, and a maturity date of July 1, 2005. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL        MARKET
TYPE OF COLLATERAL                                              RATE       DATE        AMOUNT          VALUE
------------------                                            --------   --------   ------------   -------------
U.S. Treasury Bonds.........................................   7.50%     11/15/16   $100,340,000   $132,260,663

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

---------------------
    88

  Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

  The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities, located in the Statement of Operations, include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment advisor to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million     .500%
                                            >   $150 million     .475%
                                            >   $250 million     .450%
                                            >   $500 million     .425%
Government and Quality Bond                  $0-$200 million     .625%
                                            >   $200 million     .575%
                                            >   $500 million     .500%
Asset Allocation                              $0-$50 million     .750%
                                            >    $50 million     .650%
                                            >   $150 million     .600%
                                            >   $250 million     .550%
Natural Resources                           >             $0     .750%
Growth and Income                            $0-$100 million     .700%
                                            >   $100 million     .650%
                                            >   $250 million     .600%
                                            >   $500 million     .575%

                                      AVERAGE DAILY           MANAGEMENT
PORTFOLIO                               NET ASSETS               FEE
------------------------------------------------------------------------
Growth                                       $0-$250 million     .750%
                                            >   $250 million     .675%
                                            >   $500 million     .600%
Capital Appreciation                          $0-$50 million     .750%
                                            >    $50 million     .725%
                                            >   $100 million     .700%
Strategic Multi-Asset/                       $0-$200 million    1.000%
Multi-Asset                                 >   $200 million     .875%
                                            >   $500 million     .800%

  Wellington Management Company, LLP ("Wellington Management") and WM Advisors, Inc. ("WMA") act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and WMA manage the investment and reinvestment of the assets of the Trust. Wellington Management and WMA are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and WMA fees out of advisory fees it receives from the Portfolios.
                                                           ---------------------

  The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to WMA, are as follows:

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%
Asset Allocation                              $0-$50 million     .400%
                                            >    $50 million     .300%
                                            >   $150 million     .250%
                                            >   $250 million     .200%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

                                      AVERAGE DAILY           SUBADVISORY
PORTFOLIO                               NET ASSETS                FEE
-------------------------------------------------------------------------
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

  For the six months ended June 30, 2005, SAAMCo received fees of $12,758,400 from the Trust, of which SAAMCo informed the Trust that $8,720,544 was retained and $4,037,856 was paid to Wellington Management and WMA.

  Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolio's Class 2 and Class 3 shares.

  On May 9, 2005, Wellington Management, the subadviser for the Strategic Multi-Asset Portfolio, purchased an additional $950,000 par value of French Treasury Bill zero coupon due 10/13/05, resulting in the security position to be 6.91% of total assets. The prospectus states that the Portfolio may not own a single issuer that exceeds 5% of total assets. On May 13, 2005, $950,000 par value of the French Treasury Bill matured reducing the issues percentage of total assets to less than 5%. The maturity did not result in a gain(loss) to the Portfolio.

NOTE 4: EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the period January 1, 2005 to June 30, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's nonaffiliated expenses.

                                                              TOTAL EXPENSE
PORTFOLIO                                                       REDUCTIONS
----------------------------------------------------------------------------
Asset Allocation............................................     $13,698
Growth and Income...........................................         579
Growth......................................................      23,431
Capital Appreciation........................................      72,177
Natural Resources...........................................          49
Multi-Asset.................................................       1,825
Strategic Multi-Asset.......................................       3,733

NOTE 5. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2005 were as follows:

                                         GOVERNMENT AND      ASSET      GROWTH AND                    CAPITAL        NATURAL
                          MONEY MARKET    QUALITY BOND    ALLOCATION      INCOME        GROWTH      APPRECIATION    RESOURCES
                           PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                          ------------   --------------   -----------   ----------   ------------   ------------   -----------
Purchases (excluding
  U.S. government
  securities)...........       $--        $ 36,134,415    $34,050,312   $5,112,424   $274,973,468   $570,298,415   $32,200,124
Sales (excluding U.S.
  government
  securities)...........       --           20,643,746     70,006,284    6,636,664    309,537,807    643,376,277    13,166,186
Purchases of U.S.
  government
  securities............       --          161,130,283     12,062,690           --             --             --            --
Sales of U.S. government
  securities............       --          161,796,438             --           --             --             --            --

                                         STRATEGIC
                          MULTI-ASSET   MULTI-ASSET
                           PORTFOLIO     PORTFOLIO
                          -----------   -----------
Purchases (excluding
  U.S. government
  securities)...........  $12,542,989   $31,758,204
Sales (excluding U.S.
  government
  securities)...........   14,475,457    34,430,418
Purchases of U.S.
  government
  securities............    3,825,548     1,450,350
Sales of U.S. government
  securities............    4,525,067       962,925

---------------------
    90

NOTE 6. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions.

                                                                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                                   ---------------------------------------------------------------------------
                                                              DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                                   ---------------------------------------------   ---------------------------
                                                                   LONG-TERM        UNREALIZED
                                                    ORDINARY     GAINS/CAPITAL     APPRECIATION     ORDINARY       LONG-TERM
PORTFOLIO                                            INCOME      LOSS CARRYOVER   (DEPRECIATION)     INCOME      CAPITAL GAINS
------------------------------------------------------------------------------------------------------------------------------
Money Market.....................................  $    13,850   $          --     $         --    $    57,957    $       --
Government and Quality Bond......................   35,554,088      (4,676,086)      13,697,041     43,155,291       373,186
Asset Allocation.................................   13,916,275     (24,346,521)              --     13,588,242            --
Growth and Income................................      171,331         732,273        2,522,010        103,733            --
Growth...........................................    6,504,878      28,978,855       95,631,641      3,958,075            --
Capital Appreciation.............................    3,436,322    (129,733,466)     225,876,209             --            --
Natural Resources................................    3,617,125      11,221,212       60,444,071      1,214,600     5,215,101
Multi-Asset......................................      993,240       2,251,020        5,894,434      1,062,714            --
Strategic Multi-Asset............................      277,833      (3,888,085)       4,235,899        877,918            --

  As of December 31, 2004, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                                           CAPITAL LOSS CARRYFORWARD
                                                              ----------------------------------------------------
PORTFOLIO                                                         2009          2010          2011         2012
------------------------------------------------------------------------------------------------------------------
Money Market................................................  $         --   $        --   $       --   $       --
Government and Quality Bond.................................            --            --           --    4,676,086
Asset Allocation............................................     6,547,021    10,045,332    7,754,168           --
Growth and Income...........................................            --            --           --           --
Growth......................................................            --            --           --           --
Capital Appreciation........................................            --   129,733,466           --           --
Natural Resources...........................................            --            --           --           --
Multi-Asset.................................................            --            --           --           --
Strategic Multi-Asset.......................................            --     3,888,085           --           --

                                                           ---------------------

  At June 30, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                      GOVERNMENT AND      ASSET        GROWTH AND
                       MONEY MARKET    QUALITY BOND     ALLOCATION       INCOME          GROWTH
                        PORTFOLIO       PORTFOLIO*      PORTFOLIO       PORTFOLIO      PORTFOLIO
                       ------------   --------------   ------------   -------------   ------------
Cost.................  $14,548,284     $954,435,105    $423,302,829    $16,958,883    $703,502,857
                       ===========     ============    ============    ===========    ============
Appreciation.........  $        --     $ 27,303,109    $ 59,300,887    $ 2,114,290    $ 90,195,386
Depreciation.........           --         (794,011)     (7,309,899)      (517,214)    (23,183,671)
                       -----------     ------------    ------------    -----------    ------------
Net unrealized
 appreciation
 (depreciation)......  $        --     $ 26,509,098    $ 51,990,988    $ 1,597,076    $ 67,011,715
                       ===========     ============    ============    ===========    ============

                          CAPITAL         NATURAL                       STRATEGIC
                        APPRECIATION     RESOURCES      MULTI-ASSET    MULTI-ASSET
                         PORTFOLIO*      PORTFOLIO*      PORTFOLIO     PORTFOLIO*
                       --------------   ------------   -------------   -----------
Cost.................  $1,201,895,716   $155,449,023    $49,362,476    $38,295,877
                       ==============   ============    ===========    ===========
Appreciation.........  $  187,768,588   $ 94,711,717    $ 4,862,524    $ 2,939,842
Depreciation.........     (31,508,700)    (3,410,489)      (155,310)    (1,024,344)
                       --------------   ------------    -----------    -----------
Net unrealized
 appreciation
 (depreciation)......  $  156,259,888   $ 91,301,228    $ 4,707,214    $ 1,915,498
                       ==============   ============    ===========    ===========

---------------
 * Post 10/31 Capital Loss Deferrals: Government and Quality Bond $196,673 and Natural Resources $339,597 and post 10/31 currency loss deferral: Capital Appreciation $38,951, Natural Resources $3,261 and Strategic Multi-Asset $180,506.

NOTE 7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                             MONEY MARKET PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      3,306,175    $   3,306,175      9,897,377    $   9,897,377
Reinvested
  dividends...........        128,162          128,162         57,957           57,957
Shares redeemed.......     (5,009,945)      (5,009,945)   (12,489,223)     (12,489,223)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (1,575,608)   $  (1,575,608)    (2,533,889)   $  (2,533,889)
                          ============   ==============   ============   ==============


                                      GOVERNMENT AND QUALITY BOND PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      2,880,401    $  43,534,821      6,033,850    $  91,865,240
Reinvested
  dividends...........             --               --      1,893,151       28,076,519
Shares redeemed.......     (5,331,761)     (80,526,528)   (15,806,482)    (240,455,308)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (2,451,360)   $ (36,991,707)    (7,879,481)   $(120,513,549)
                          ============   ==============   ============   ==============

                                   GOVERNMENT AND QUALITY BOND PORTFOLIO
                        -----------------------------------------------------------
                                                  CLASS 2
                        -----------------------------------------------------------
                          FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                          JUNE 30, 2005 (UNAUDITED)          DECEMBER 31, 2004
                        -----------------------------   ---------------------------
                           SHARES          AMOUNT         SHARES         AMOUNT
                        -----------------------------   ---------------------------
Shares sold...........      661,443    $   9,991,748     2,824,873    $  43,051,825
Reinvested
  dividends...........           --               --       459,917        6,820,131
Shares redeemed.......     (908,461)     (13,707,946)   (3,338,004)     (50,787,358)
                        ------------   --------------   -----------   -------------
Net increase
  (decrease)..........     (247,018)   $  (3,716,198)      (53,214)   $    (915,402)
                        ============   ==============   ===========   =============

                          -------------------------------------------------------------
                                                     CLASS 3
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      4,165,402    $  62,737,851      9,903,876    $ 150,416,170
Reinvested
  dividends...........             --               --        582,671        8,631,827
Shares redeemed.......     (1,524,775)     (22,997,549)    (3,166,574)     (48,066,863)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........      2,640,627    $  39,740,302      7,319,973    $ 110,981,134
                          ============   ==============   ============   ==============

                                                           ASSET ALLOCATION PORTFOLIO
                          ---------------------------------------------------------------------------------------------
                                                     CLASS 1                                         CLASS 2
                          -------------------------------------------------------------   -----------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED           FOR THE SIX MONTHS ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004           JUNE 30, 2005 (UNAUDITED)
                          -----------------------------   -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------   -----------------------------
Shares sold...........        973,785    $  14,252,306      3,065,413    $  43,146,499        106,856    $   1,566,307
Reinvested
  dividends...........             --               --        912,693       12,590,791             --               --
Shares redeemed.......     (3,758,051)     (55,000,534)    (7,661,092)    (107,807,656)      (162,944)      (2,374,674)
                          ------------   --------------   ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (2,784,268)   $ (40,748,228)    (3,682,986)   $ (52,070,366)       (56,088)   $    (808,367)
                          ============   ==============   ============   ==============   ============   ==============

                        ASSET ALLOCATION PORTFOLIO
                        ---------------------------
                                  CLASS 2
                        ---------------------------
                            FOR THE YEAR ENDED
                             DECEMBER 31, 2004
                        ---------------------------
                          SHARES         AMOUNT
                        ---------------------------
Shares sold...........     848,803    $  11,889,694
Reinvested
  dividends...........      56,484          778,477
Shares redeemed.......    (348,769)      (4,906,916)
                        -----------   -------------
Net increase
  (decrease)..........     556,518    $   7,761,255
                        ===========   =============

---------------------
    92

                          -------------------------------------------------------------
                                                     CLASS 3
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........        269,906    $   3,929,947        794,857    $  11,134,762
Reinvested
  dividends...........             --               --         15,902          218,974
Shares redeemed.......        (79,604)      (1,157,672)      (183,565)      (2,577,118)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........        190,302    $   2,772,275        627,194    $   8,776,618
                          ============   ==============   ============   ==============


                                           GROWTH AND INCOME PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........         54,446    $     603,193        128,753    $   1,369,981
Reinvested
  dividends...........             --               --          9,853          103,733
Shares redeemed.......       (176,017)      (1,935,044)      (464,542)      (4,937,399)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........       (121,571)   $  (1,331,851)      (325,936)   $  (3,463,685)
                          ============   ==============   ============   ==============

                                                                GROWTH PORTFOLIO
                          ---------------------------------------------------------------------------------------------
                                                     CLASS 1                                         CLASS 2
                          -------------------------------------------------------------   -----------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED           FOR THE SIX MONTHS ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004           JUNE 30, 2005 (UNAUDITED)
                          -----------------------------   -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------   -----------------------------
Shares sold...........      1,158,843    $  31,448,716      3,464,906    $  88,028,214        159,449    $   4,321,717
Reinvested
  dividends...........             --               --        132,205        3,351,400             --               --
Shares redeemed.......     (3,186,711)     (86,470,877)    (5,649,703)    (143,498,108)      (291,358)      (7,895,951)
                          ------------   --------------   ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (2,027,868)   $ (55,022,161)    (2,052,592)   $ (52,118,494)      (131,909)   $  (3,574,234)
                          ============   ==============   ============   ==============   ============   ==============

                             GROWTH PORTFOLIO
                        ---------------------------
                                  CLASS 2
                        ---------------------------
                            FOR THE YEAR ENDED
                             DECEMBER 31, 2004
                        ---------------------------
                          SHARES         AMOUNT
                        ---------------------------
Shares sold...........     989,835    $  25,066,821
Reinvested
  dividends...........      13,171          333,804
Shares redeemed.......    (571,117)     (14,537,691)
                        -----------   -------------
Net increase
  (decrease)..........     431,889    $  10,862,934
                        ===========   =============

                          -------------------------------------------------------------
                                                     CLASS 3
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      1,008,916    $  27,338,398      2,643,566    $  67,188,050
Reinvested
  dividends...........             --               --         10,775          272,871
Shares redeemed.......       (226,784)      (6,153,979)      (364,259)      (9,288,364)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........        782,132    $  21,184,419      2,290,082    $  58,172,557
                          ============   ==============   ============   ==============

                                         CAPITAL APPRECIATION PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      1,651,464    $  52,490,135      4,842,207    $ 149,870,642
Reinvested
  dividends...........             --               --             --               --
Shares redeemed.......     (4,846,987)    (154,170,341)    (9,770,444)    (300,324,545)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........     (3,195,523)   $(101,680,205)    (4,928,237)   $(150,453,903)
                          ============   ==============   ============   ==============

                                      CAPITAL APPRECIATION PORTFOLIO
                        -----------------------------------------------------------
                                                  CLASS 2
                        -----------------------------------------------------------
                          FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                          JUNE 30, 2005 (UNAUDITED)          DECEMBER 31, 2004
                        -----------------------------   ---------------------------
                           SHARES          AMOUNT         SHARES         AMOUNT
                        -----------------------------   ---------------------------
Shares sold...........      241,644    $   7,643,444     1,177,249    $  36,215,330
Reinvested
  dividends...........           --               --            --               --
Shares redeemed.......     (410,848)     (13,007,903)     (785,586)     (24,093,237)
                        ------------   --------------   -----------   -------------
Net increase
  (decrease)..........     (169,204)   $  (5,364,459)      391,663    $  12,122,093
                        ============   ==============   ===========   =============

                                                           ---------------------

                          -------------------------------------------------------------
                                                     CLASS 3
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      1,621,869    $  51,154,029      3,807,038    $ 116,719,005
Reinvested
  dividends...........             --               --             --               --
Shares redeemed.......       (440,722)     (13,947,006)      (511,804)     (15,726,395)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........      1,181,147    $  37,207,023      3,295,234    $ 100,992,610
                          ============   ==============   ============   ==============

                                           NATURAL RESOURCES PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........      1,089,179    $  37,104,595      1,575,359    $  44,104,704
Reinvested
  dividends...........             --               --        184,780        5,053,896
Shares redeemed.......       (763,230)     (25,839,170)    (1,512,522)     (41,621,969)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........        325,949    $  11,265,425        247,617    $   7,536,631
                          ============   ==============   ============   ==============

                                        NATURAL RESOURCES PORTFOLIO
                        -----------------------------------------------------------
                                                  CLASS 2
                        -----------------------------------------------------------
                          FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                          JUNE 30, 2005 (UNAUDITED)          DECEMBER 31, 2004
                        -----------------------------   ---------------------------
                           SHARES          AMOUNT         SHARES         AMOUNT
                        -----------------------------   ---------------------------
Shares sold...........      192,691    $   6,590,068       405,770    $  11,243,581
Reinvested
  dividends...........           --               --        29,834          815,119
Shares redeemed.......     (135,208)      (4,544,167)     (192,816)      (5,443,980)
                        ------------   --------------   -----------   -------------
Net increase
  (decrease)..........       57,483    $   2,045,901       242,788    $   6,614,720
                        ============   ==============   ===========   =============

                          -------------------------------------------------------------
                                                     CLASS 3
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........        434,928    $  14,843,048        608,977    $  16,936,296
Reinvested
  dividends...........             --               --         20,545          560,685
Shares redeemed.......       (165,333)      (5,565,676)      (177,865)      (4,941,374)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........        269,595    $   9,277,372        451,657    $  12,555,607
                          ============   ==============   ============   ==============

                                              MULTI-ASSET PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........         55,128    $     428,498        254,490    $   1,942,000
Reinvested
  dividends...........             --               --        141,636        1,062,714
Shares redeemed.......       (735,861)      (5,702,358)    (1,493,320)     (11,381,184)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........       (680,733)   $  (5,273,860)    (1,097,194)   $  (8,376,470)
                          ============   ==============   ============   ==============

                                         STRATEGIC MULTI-ASSET PORTFOLIO
                          -------------------------------------------------------------
                                                     CLASS 1
                          -------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                            JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004
                          -----------------------------   -----------------------------
                             SHARES          AMOUNT          SHARES          AMOUNT
                          -----------------------------   -----------------------------
Shares sold...........        104,219    $     824,855        200,850    $   1,507,710
Reinvested
  dividends...........             --               --        120,055          877,918
Shares redeemed.......       (454,868)      (3,607,670)      (923,411)      (6,987,136)
                          ------------   --------------   ------------   --------------
Net increase
  (decrease)..........       (350,649)   $  (2,782,815)      (602,506)   $  (4,601,508)
                          ============   ==============   ============   ==============


---------------------
    94

NOTE 8. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the Retirement Plan) effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any Portfolio of the Trust (an Eligible Trustee) retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each portfolio of the Trust with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each portfolio of the Trust for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. The following amounts for the Retirement Plan Liabilities are included in the Payables for Trustees' fees and expenses in the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses in the Statement of Operations.

                                                                                 RETIREMENT PLAN      RETIREMENT PLAN
                                                              RETIREMENT PLAN        EXPENSE              PAYMENTS
                                                                 LIABILITY      ------------------   ------------------
                                                                   AS OF               FOR THE SIX MONTHS ENDED
PORTFOLIO                                                      JUNE 30, 2005                 JUNE 30, 2005
-----------------------------------------------------------------------------   ---------------------------------------
Money Market................................................     $ 13,660             $  118               $  305
Government and Quality Bond.................................      101,994              5,872                1,956
Asset Allocation............................................        9,417              3,149                  102
Growth and Income...........................................        7,018                139                  154
Growth......................................................      107,822              4,407                2,186
Capital Appreciation........................................      187,775              8,458                3,717
Natural Resources...........................................       11,561                827                  216
Multi-Asset.................................................       26,203                405                  582
Strategic Multi-Asset.......................................       17,168                268                  382

NOTE 9. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the six months ended June 30, 2005, none of the Portfolios had borrowings.

NOTE 10. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. A loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2005, none of the Portfolios participated in the program.

NOTE 11. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the six months ended June 30, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                         MARKET VALUE                                              CHANGE IN
                                                        AT DECEMBER 31,    COST OF    PROCEEDS OF    REALIZED     UNREALIZED
PORTFOLIO                   SECURITY          INCOME         2004         PURCHASES      SALES      GAIN/(LOSS)   GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation...  Riviera Holdings Corp.   $82,500     $ 1,676,250       $  --     $       --    $       --    $   (18,750)
Growth and           AIG
  Income...........                             1,006         385,811          --        192,211       127,652       (148,404)
Growth.............  AIG                       30,413       9,079,009          --      2,145,781     1,973,900     (2,803,607)
Multi-Asset........  AIG                        1,992         733,402          --        354,658       313,217       (356,840)


                       MARKET VALUE
PORTFOLIO            AT JUNE 30, 2005
-------------------  ----------------
Asset Allocation...     $1,657,500
Growth and
  Income...........        172,848
Growth.............      6,103,521
Multi-Asset........        335,121

                                                           ---------------------

NOTE 12. INVESTMENT CONCENTRATION: All Portfolios may invest internationally, however, only the Asset Allocation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio may invest in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primarily risks of the Strategic Multi-Asset Portfolio.

NOTE 13. OTHER INFORMATION: On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

  AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser"). Neither the Adviser, its officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

  In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, or to its ability to provide its services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

---------------------
    96

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                      Money Market Portfolio -- Class 1
12/31/00         $ 1.00       $0.06        $   --        $ 0.06      $(0.06)       $   --          $(0.06)
12/31/01           1.00        0.04            --          0.04       (0.04)           --           (0.04)
12/31/02           1.00        0.01            --          0.01       (0.01)           --           (0.01)
12/31/03           1.00        0.00            --          0.00       (0.00)           --           (0.00)
12/31/04           1.00        0.00            --          0.00       (0.00)           --           (0.00)
06/30/05(6)        1.00        0.01            --          0.01       (0.01)           --           (0.01)
                              Government and Quality Bond Portfolio -- Class 1
12/31/00         $13.68       $0.82        $ 0.70        $ 1.52      $(0.75)       $   --          $(0.75)
12/31/01          14.45        0.76          0.24          1.00       (0.68)           --           (0.68)
12/31/02          14.77        0.65          0.72          1.37       (0.54)           --           (0.54)
12/31/03          15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)
12/31/04          15.21        0.55         (0.03)         0.52       (0.74)        (0.01)          (0.75)
06/30/05(6)       14.98        0.27          0.10          0.37          --            --              --
                              Government and Quality Bond Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $14.90       $0.26        $ 0.28        $ 0.54      $(0.67)       $   --          $(0.67)
12/31/02          14.77        0.62          0.71          1.33       (0.51)           --           (0.51)
12/31/03          15.59        0.52         (0.17)         0.35       (0.62)        (0.12)          (0.74)
12/31/04          15.20        0.52         (0.03)         0.49       (0.71)        (0.01)          (0.72)
06/30/05(6)       14.97        0.26          0.10          0.36          --            --              --
                              Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $15.44       $0.06        $ 0.09        $ 0.15      $   --        $   --          $   --
12/31/03          15.59        0.47         (0.14)         0.33       (0.62)        (0.12)          (0.74)
12/31/04          15.18        0.48         (0.00)         0.48       (0.70)        (0.01)          (0.71)
06/30/05(6)       14.95        0.25          0.11          0.36          --            --              --

                                                                RATIO OF NET
                NET                   NET                        INVESTMENT
               ASSET                 ASSETS     RATIO OF           INCOME
               VALUE                 END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD      END OF     TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      PERIOD   RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-------------  -----------------------------------------------------------------------------
                                     Money Market Portfolio -- Class 1
12/31/00       $ 1.00      5.95%    $ 61,849      0.65%             5.79%              --%
12/31/01         1.00      3.70       34,375      0.72(5)           3.80(5)            --
12/31/02         1.00      1.08       24,634      0.74              1.08               --
12/31/03         1.00      0.31       18,629      0.94              0.33               --
12/31/04         1.00      0.35       16,095      1.06              0.33               --
06/30/05(6)      1.00      0.85       14,519      1.05(4)           1.69(4)            --
                             Government and Quality Bond Portfolio -- Class 1
12/31/00       $14.45     11.35%    $532,223      0.66%             5.93%              58%
12/31/01        14.77      6.93      684,464      0.64(5)           5.16(5)            71
12/31/02        15.60      9.33      885,969      0.61              4.27              108
12/31/03        15.21      2.50      685,905      0.60              3.56               50
12/31/04        14.98      3.41      557,465      0.60              3.56               37
06/30/05(6)     15.35      2.47      533,734      0.59(4)           3.62(4)            21
                             Government and Quality Bond Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $14.77      3.67%    $ 19,713      0.79%(4)(5)       4.54%(4)(5)        71%
12/31/02        15.59      9.11      121,074      0.76              4.02              108
12/31/03        15.20      2.35      148,981      0.75              3.40               50
12/31/04        14.97      3.26      145,923      0.75              3.40               37
06/30/05(6)     15.33      2.40      145,664      0.74(4)           3.46(4)            21
                             Government and Quality Bond Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $15.59      1.23%    $  7,732      0.86%(4)          3.25%(4)          108%
12/31/03        15.18      2.19      113,856      0.84              3.28               50
12/31/04        14.95      3.16      221,572      0.85              3.28               37
06/30/05(6)     15.31      2.41      267,237      0.84(4)           3.36(4)            21

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Unaudited

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Asset Allocation Portfolio+ -- Class 1
01/31/00         $15.03       $ 0.40       $ 0.37        $ 0.77      $(0.48)       $(0.80)         $(1.28)      $14.52
01/31/01          14.52         0.41         0.36          0.77       (0.43)        (0.31)          (0.74)       14.55
01/31/02          14.55         0.41        (1.35)        (0.94)      (0.46)        (0.31)          (0.77)       12.84
01/31/03          12.84         0.42        (1.31)        (0.89)      (0.46)           --           (0.46)       11.49
02/01/03-
 12/31/03*        11.49         0.35         2.35          2.70       (0.47)           --           (0.47)       13.72
12/31/04          13.72         0.38         1.01          1.39       (0.39)           --           (0.39)       14.72
06/30/05(7)       14.72         0.21         0.03          0.24          --            --              --        14.96
                                        Asset Allocation Portfolio+ -- Class 2
07/09/01-
 01/31/02(3)     $13.70       $ 0.23       $(0.34)       $(0.11)     $(0.45)       $(0.31)         $(0.76)      $12.83
01/31/03          12.83         0.36        (1.26)        (0.90)      (0.45)           --           (0.45)       11.48
02/01/03-
 12/31/03*        11.48         0.32         2.36          2.68       (0.45)           --           (0.45)       13.71
12/31/04          13.71         0.35         1.01          1.36       (0.37)           --           (0.37)       14.70
06/30/05(7)       14.70         0.20         0.03          0.23          --            --              --        14.93
                                        Asset Allocation Portfolio+ -- Class 3
09/30/02-
 01/31/03(3)     $11.26       $ 0.11       $ 0.36        $ 0.47      $(0.25)       $   --          $(0.25)      $11.48
02/01/03-
 12/31/03*        11.48         0.29         2.37          2.66       (0.44)           --           (0.44)       13.70
12/31/04          13.70         0.34         1.01          1.35       (0.36)           --           (0.36)       14.69
06/30/05(7)       14.69         0.19         0.03          0.22          --            --              --        14.91
                                        Growth and Income Portfolio -- Class 1
12/31/00         $21.00       $ 0.04       $(1.16)       $(1.12)     $(0.12)       $(3.21)         $(3.33)      $16.55
12/31/01          16.55         0.04        (2.14)        (2.10)      (0.04)        (1.86)          (1.90)       12.55
12/31/02          12.55         0.06        (3.11)        (3.05)      (0.05)        (1.01)          (1.06)        8.44
12/31/03           8.44         0.05         2.15          2.20       (0.05)           --           (0.05)       10.59
12/31/04          10.59         0.09         0.56          0.65       (0.05)           --           (0.05)       11.19
06/30/05(7)       11.19         0.02        (0.11)        (0.09)         --            --              --        11.10

                                                         RATIO OF NET
                              NET                         INVESTMENT
                             ASSETS      RATIO OF           INCOME
                             END OF      EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
-------------  ----------------------------------------------------------------------
                               Asset Allocation Portfolio+ -- Class 1
01/31/00          5.51%    $  699,063      0.63%             2.70%             191%
01/31/01          5.38        653,310      0.64              2.75              172
01/31/02         (6.36)       556,081      0.66              3.05              140
01/31/03         (6.78)       437,736      0.66              3.42               28
02/01/03-
 12/31/03*       23.68        482,439      0.66(4)           3.03(4)            19
12/31/04         10.32        463,446      0.67              2.68               35
06/30/05(7)       1.63        429,322      0.65(4)(8)        2.90(4)(8)         10
                               Asset Allocation Portfolio+ -- Class 2
07/09/01-
 01/31/02(3)     (0.67)%   $    2,233      0.83%(4)          3.07%(4)          140%
01/31/03         (6.87)        12,931      0.79              3.23               28
02/01/03-
 12/31/03*       23.54         23,155      0.81(4)           2.84( 4)           19
12/31/04         10.12         33,017      0.82              2.55               35
06/30/05(7)       1.56         32,692      0.80(4)(8)        2.75(4)(8)         10
                               Asset Allocation Portfolio+ -- Class 3
09/30/02-
 01/31/03(3)      4.29%    $      526      0.87%(4)          2.93%(4)           28%
02/01/03-
 12/31/03*       23.41          3,196      0.92(4)           2.67(4)            19
12/31/04         10.04         12,638      0.92              2.52               35
06/30/05(7)       1.50         15,665      0.90(4)(8)        2.66(4)(8)         10
                               Growth and Income Portfolio -- Class 1
12/31/00         (6.70)%   $   38,075      0.92%             0.20%              24%
12/31/01        (11.41)        28,993      1.00(5)           0.29(5)            24
12/31/02        (24.31)        18,610      1.01(6)           0.55(6)            42
12/31/03         26.18         22,404      1.16              0.52               44
12/31/04          6.21         20,010      1.15              0.82               43
06/30/05(7)      (0.80)        18,514      1.19(4)(8)        0.45(4)(8)         27

---------------

 *  The Portfolio changed its fiscal year end from January 31 to December 31.
 +  See Note 1
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(7) Unaudited
(8) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               06/30/05(4)
                                                               -----------
Asset Allocation Portfolio Class 1..........................      (0.01)%
Asset Allocation Portfolio Class 2..........................      (0.01)
Asset Allocation Portfolio Class 3..........................      (0.01)
Growth and Income Portfolio Class 1.........................      (0.01)

See Notes to Financial Statements
---------------------
    98

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                             Growth Portfolio -- Class 1
12/31/00         $38.52       $ 0.06       $(0.08)       $(0.02)     $(0.06)       $(4.02)         $(4.08)      $34.42
12/31/01          34.42         0.09        (5.15)        (5.06)      (0.04)        (4.36)          (4.40)       24.96
12/31/02          24.96         0.11        (5.64)        (5.53)      (0.08)           --           (0.08)       19.35
12/31/03          19.35         0.14         5.64          5.78       (0.12)           --           (0.12)       25.01
12/31/04          25.01         0.23         2.46          2.69       (0.14)           --           (0.14)       27.56
06/30/05(7)       27.56         0.09        (0.07)        (0.02)         --            --              --        27.58
                                             Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $30.35       $ 0.03       $(1.03)       $(1.00)     $(0.04)       $(4.36)         $(4.40)      $24.95
12/31/02          24.95         0.09        (5.65)        (5.56)      (0.05)           --           (0.05)       19.34
12/31/03          19.34         0.11         5.63          5.74       (0.09)           --           (0.09)       24.99
12/31/04          24.99         0.20         2.46          2.66       (0.11)           --           (0.11)       27.54
06/30/05(7)       27.54         0.07        (0.07)        (0.00)         --            --              --        27.54
                                             Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $17.95       $ 0.01       $ 1.38        $ 1.39      $   --        $   --          $   --       $19.34
12/31/03          19.34         0.08         5.63          5.71       (0.08)           --           (0.08)       24.97
12/31/04          24.97         0.20         2.43          2.63       (0.09)           --           (0.09)       27.51
06/30/05(7)       27.51         0.05        (0.06)        (0.01)         --            --              --        27.50
                                      Capital Appreciation Portfolio -- Class 1
12/31/00         $57.02       $ 0.11       $(3.39)       $(3.28)     $(0.05)       $(6.25)         $(6.30)      $47.44
12/31/01          47.44        (0.06)       (7.82)        (7.88)      (0.10)        (9.85)          (9.95)       29.61
12/31/02          29.61        (0.04)       (6.67)        (6.71)         --            --              --        22.90
12/31/03          22.90        (0.01)        7.40          7.39          --            --              --        30.29
12/31/04          30.29         0.08         2.68          2.76          --            --              --        33.05
06/30/05(7)       33.05         0.03        (0.34)        (0.31)         --            --              --        32.74
                                      Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $42.82       $   --       $(3.28)       $(3.28)     $(0.09)       $(9.85)         $(9.94)      $29.60
12/31/02          29.60        (0.07)       (6.68)        (6.75)         --            --              --        22.85
12/31/03          22.85        (0.05)        7.38          7.33          --            --              --        30.18
12/31/04          30.18         0.05         2.65          2.70          --            --              --        32.88
06/30/05(7)       32.88         0.01        (0.34)        (0.33)         --            --              --        32.55
                                      Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $   --        $   --          $   --       $22.85
12/31/03          22.85        (0.10)        7.40          7.30          --            --              --        30.15
12/31/04          30.15         0.05         2.62          2.67          --            --              --        32.82
06/30/05(7)       32.82        (0.00)       (0.35)        (0.35)         --            --              --        32.47

                                                         RATIO OF NET
                              NET                         INVESTMENT
                             ASSETS      RATIO OF           INCOME
                             END OF      EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
-------------  ----------------------------------------------------------------------
                                    Growth Portfolio -- Class 1
12/31/00         (1.03)%   $  914,186      0.71%             0.20%              70%
12/31/01        (13.09)       791,845      0.72(5)           0.30(5)            70
12/31/02        (22.15)       520,917      0.74(6)           0.50(6)            70
12/31/03         29.94        616,441      0.75              0.67               72
12/31/04         10.82        622,822      0.72              0.91               80
06/30/05(7)       0.07        567,424      0.71(4)(8)        0.63(4)(8)         36
                                    Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (1.50)%   $    8,965      0.89%(4)(5)       0.33%(4)(5)        70%
12/31/02        (22.28)        32,458      0.89(6)           0.41(6)            70
12/31/03         29.72         63,636      0.90              0.51               72
12/31/04         10.69         82,012      0.87              0.80               80
06/30/05(7)       0.00         78,388      0.86(4)(8)        0.48(4)(8)         36
                                    Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)      6.50%    $    2,326      0.98%(4)(6)       0.53%(4)(6)        70%
12/31/03         29.59         36,643      0.99              0.39               72
12/31/04         10.56        103,371      0.97              0.82               80
06/30/05(7)      (0.04)       124,839      0.96(4)(8)        0.40(4)(8)         36
                             Capital Appreciation Portfolio -- Class 1
12/31/00         (7.47)%   $1,954,892      0.70%             0.19%              84%
12/31/01        (12.61)     1,628,155      0.75(5)           0.15(5)            68
12/31/02        (22.66)     1,021,172      0.76(6)           0.16(6)            80
12/31/03         32.27      1,204,319      0.77             (0.04)             104
12/31/04          9.11      1,151,163      0.76              0.27              100
06/30/05(7)      (0.94)     1,035,896      0.76(4)(8)        0.22(4)(8)         43
                             Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (3.25)%   $   16,565      0.92%(4)(5)      (0.21)%(4)(5)       68%
12/31/02        (22.80)        63,049      0.92(6)          (0.29)(6)           80
12/31/03         32.08        110,717      0.92             (0.20)             104
12/31/04          8.95        133,501      0.91              0.15              100
06/30/05(7)      (1.00)       126,661      0.91(4)(8)        0.07(4)(8)         43
                             Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)      5.49%    $    4,769      0.99%(4)(6)      (0.30)%(4)(6)       80%
12/31/03         31.95         59,254      1.01             (0.38)             104
12/31/04          8.86        172,636      1.01              0.16              100
06/30/05(7)      (1.07)       209,187      1.01(4)(8)       (0.03)(4)(8)        43

---------------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(7) Unaudited
(8) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               06/30/05(4)
                                                               -----------
Growth Portfolio Class 1....................................      (0.01)%
Growth Portfolio Class 2....................................      (0.01)
Growth Portfolio Class 3....................................      (0.01)
Capital Appreciation Class 1................................      (0.01)
Capital Appreciation Class 2................................      (0.01)
Capital Appreciation Class 3................................      (0.01)

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Natural Resources Portfolio -- Class 1
12/31/00         $16.22       $0.09        $ 3.06        $ 3.15      $(0.14)       $   --          $(0.14)      $19.23
12/31/01          19.23        0.21         (0.49)        (0.28)      (0.07)        (1.22)          (1.29)       17.66
12/31/02          17.66        0.15          1.27          1.42       (0.16)        (0.95)          (1.11)       17.97
12/31/03          17.97        0.23          8.28          8.51       (0.15)        (0.16)          (0.31)       26.17
12/31/04          26.17        0.23          6.14          6.37       (0.21)        (0.96)          (1.17)       31.37
06/30/05(7)       31.37        0.20          4.91          5.11          --            --              --        36.48
                                        Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $19.46       $0.03        $(0.56)       $(0.53)     $(0.07)       $(1.22)         $(1.29)      $17.64
12/31/02          17.64        0.11          1.29          1.40       (0.13)        (0.95)          (1.08)       17.96
12/31/03          17.96        0.19          8.27          8.46       (0.12)        (0.16)          (0.28)       26.14
12/31/04          26.14        0.19          6.14          6.33       (0.18)        (0.96)          (1.14)       31.33
06/30/05(7)       31.33        0.18          4.89          5.07          --            --              --        36.40
                                        Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $16.09       $0.01        $ 1.86        $ 1.87      $   --        $   --          $   --       $17.96
12/31/03          17.96        0.13          8.30          8.43       (0.12)        (0.16)          (0.28)       26.11
12/31/04          26.11        0.16          6.13          6.29       (0.16)        (0.96)          (1.12)       31.29
06/30/05(7)       31.29        0.16          4.88          5.04          --            --              --        36.33
                                           Multi-Asset Portfolio -- Class 1
12/31/00         $12.58       $0.27        $(0.21)       $ 0.06      $(0.30)       $(2.44)         $(2.74)      $ 9.90
12/31/01           9.90        0.20         (0.74)        (0.54)      (0.28)        (1.18)          (1.46)        7.90
12/31/02           7.90        0.13         (1.16)        (1.03)      (0.21)           --           (0.21)        6.66
12/31/03           6.66        0.11          1.00          1.11       (0.16)           --           (0.16)        7.61
12/31/04           7.61        0.11          0.23          0.34       (0.13)           --           (0.13)        7.82
06/30/05(7)        7.82        0.05         (0.04)         0.01          --            --              --         7.83
                                      Strategic Multi-Asset Portfolio -- Class 1
12/31/00         $11.77       $0.29        $(0.85)       $(0.56)     $(0.26)       $(1.60)         $(1.86)      $ 9.35
12/31/01           9.35        0.22         (1.08)        (0.86)      (0.44)        (1.43)          (1.87)        6.62
12/31/02           6.62        0.13         (0.95)        (0.82)      (0.05)           --           (0.05)        5.75
12/31/03           5.75        0.13          1.55          1.68       (0.07)           --           (0.07)        7.36
12/31/04           7.36        0.11          0.69          0.80       (0.16)           --           (0.16)        8.00
06/30/05(7)        8.00        0.04          0.07          0.11          --            --              --         8.11

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
----------------------------------------------------------------------------------------------------------------------
                              Natural Resources Portfolio -- Class 1
12/31/00         19.42%    $ 71,625      0.92%             0.53%              85%
12/31/01         (1.01)      71,144      0.90(5)           1.13(5)            48
12/31/02          8.33       87,637      0.89              0.79               58
12/31/03         47.77      114,435      0.87              1.15               46
12/31/04         25.01      144,981      0.87              0.85               21
06/30/05(7)      16.29      180,477      0.88(4)(8)        1.21(4)(8)          6
                              Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (2.31)%   $    991      1.09%(4)(5)       0.46%(4)(5)        48%
12/31/02          8.24        7,143      1.05              0.64               58
12/31/03         47.49       14,046      1.02              0.97               46
12/31/04         24.87       24,440      1.02              0.70               21
06/30/05(7)      16.18       30,490      1.03(4)(8)        1.07(4)(8)          6
                              Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     11.48%    $    288      1.22%(4)          0.27%(4)           58%
12/31/03         47.30        6,201      1.11              0.68               46
12/31/04         24.76       21,562      1.12              0.61               21
06/30/05(7)      16.11       34,837      1.13(4)(8)        0.99(4)(8)          6
                                 Multi-Asset Portfolio -- Class 1
12/31/00         (0.57)%   $106,298      1.08%             2.24%              36%
12/31/01         (4.31)      87,071      1.10(5)           2.18(5)            30
12/31/02        (12.96)      64,262      1.11(6)           1.82(6)            62
12/31/03         16.87       65,561      1.16              1.50               61
12/31/04          4.60       58,828      1.17              1.49               46
06/30/05(7)       0.13       53,600      1.18(4)(8)        1.41(4)(8)         31
                            Strategic Multi-Asset Portfolio -- Class 1
12/31/00         (5.61)%   $ 61,771      1.18%             2.61%             165%
12/31/01         (7.36)      49,059      1.21(5)           2.67(5)           179
12/31/02        (12.41)      36,914      1.25(6)           2.04(6)           161
12/31/03         29.26       43,407      1.27              2.04              156
12/31/04         11.09       42,353      1.29              1.43              190
06/30/05(7)       1.38       40,062      1.32(4)(8)        0.91(4)(8)         97

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(7) Unaudited
(8) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

                                                               06/30/05(4)
                                                               -----------
Natural Resources Portfolio Class 1.........................      (0.00)%
Natural Resources Portfolio Class 2.........................      (0.00)
Natural Resources Portfolio Class 3.........................      (0.00)
Multi-Asset Portfolio Class 1...............................      (0.01)
Strategic Multi-Asset Portfolio Class 1.....................      (0.02)

See Notes to Financial Statements
---------------------
    100

---------------------

ANCHOR SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (unaudited)

  The following table contains basic information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund Complex.

                                                                                              NUMBER OF
                                            TERM OF                                          PORTFOLIOS
                         POSITION HELD     OFFICE AND                                          IN FUND
         NAME,                WITH         LENGTH OF                                           COMPLEX
      ADDRESS AND        AIG SUNAMERICA       TIME             PRINCIPAL OCCUPATIONS         OVERSEEN BY
    DATE OF BIRTH*          COMPLEX        SERVED(1)            DURING PAST 5 YEARS          TRUSTEE(2)
    --------------       --------------   ------------   ---------------------------------  -------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat       Chairman of     1986-Present   Attorney, solo practitioner             49
DOB: March 7, 1940        the Board
Stephen J. Gutman         Trustee         1986-Present   Associate, Corcoran Group (Real         49
DOB: May 10, 1943                                        Estate) ( 2003 to present);
                                                         President and Member of Managing
                                                         Directors, Beau Brummel -- SoHo
                                                         LLC (licensing of menswear
                                                         specialty retailing and other
                                                         activities) (June 1988 to
                                                         present.)
William J. Shea(5)        Trustee         2004-Present   President and CEO, Conseco, Inc.        49
DOB: February 9, 1948                                    (Financial Services) (2001 to
                                                         2004); Chairman of the Board of
                                                         Centennial Technologies, Inc.
                                                         (1998 to 2001); Vice Chairman,
                                                         Bank Boston Corp. (1993 to 1998)
INTERESTED TRUSTEES
Peter A. Harbeck(4)       Trustee         1994-Present   President, CEO and Director, AIG        88
DOB: January 23, 1954                                    SunAmerica Asset Management Corp
                                                         ("SAAMCo.") (August 1995 to
                                                         present); Director, AIG
                                                         SunAmerica Capital Services, Inc.
                                                         ("SACS"), (August 1993 to
                                                         present.); President and CEO, AIG
                                                         Advisor Group, Inc. (June 2004 to
                                                         Present).
OFFICERS
Vincent M. Marra          President       2004-Present   Senior Vice President and Chief        N/A
DOB: May 28, 1950                                        Operating Officer, SAAMCo
                                                         (February 2003 to Present); Chief
                                                         Administrative Officer, Chief
                                                         Operating Officer and Chief
                                                         Financial Officer, Carret & Co.,
                                                         LLC (June 2002 to February 2003);
                                                         President and Chief Operating
                                                         Officer, Bowne Digital Solutions
                                                         (1999 to May 2002).
Donna M. Handel           Treasurer       2002-Present   Assistant Treasurer (1993 to           N/A
DOB: June 25, 1966                                       2002); Senior Vice President,
                                                         SAAMCo (December 2004 to
                                                         Present); Vice President, SAAMCo
                                                         (1997 to December 2004).
Nori L. Gabert            Secretary       2005-Present   Vice President and Deputy General      N/A
AIG SunAmerica Asset                                     Counsel, SAAMCo (2001 to
Management Corp.                                         present); Formerly, Associate
2929 Allen Parkway                                       General Counsel, American General
Houston, Texas 77019                                     Corporation, (1997-2001).
DOB: August 15, 1953


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*               BY TRUSTEE(3)
    --------------       ------------------------------
DISINTERESTED TRUSTEES
Samuel M. Eisenstat      Director of North European Oil
DOB: March 7, 1940       Royal Trust.
Stephen J. Gutman        None
DOB: May 10, 1943
William J. Shea(5)       Chairman of the Board, Royal
DOB: February 9, 1948    and SunAlliance U.S.A., Inc.
                         (March 2005 to Present);
                         Director, Boston Private
                         Financial Holdings (October
                         2004 to Present).
INTERESTED TRUSTEES
Peter A. Harbeck(4)      None
DOB: January 23, 1954
OFFICERS
Vincent M. Marra         N/A
DOB: May 28, 1950
Donna M. Handel          N/A
DOB: June 25, 1966
Nori L. Gabert           N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: August 15, 1953

---------------

* The business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, unless otherwise noted.

(1) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 7 of the financial statements.

(2) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), AIG Series Trust (4 portfolios), and AIG SunAmerica Focused Alpha Growth Fund (1 fund).

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(4) Interested Trustee, as defined within the Investment Company Act of 1940 because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

(5) Effective November 30, 2004, William J. Shea began serving as a trustee.
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters. Once filed, the Trust's form N-Q will be available without charge on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to www.publicinfo@sec.gov.

  Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

  The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

---------------------
    102

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

(AIG SUNAMERICA LOGO)

      1 SunAmerica Center
      Los Angeles, California 90067-6022

      ADDRESS SERVICE REQUESTED

                                                                 Presorted
                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              G1112SAR.2 (R 8/05)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)    (1) Not applicable.

       (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

       (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: September 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: September 8, 2005

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: September 8, 2005